                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


Van Kampen High Yield Municipal Fund
Portfolio of Investments   February 28, 2007 (Unaudited)

PAR
AMOUNT
(000)          DESCRIPTION                              COUPON     MATURITY           VALUE
-----------    ---------------------------------      ---------   -----------     ------------

               MUNICIPAL BONDS 116.1%
               ALABAMA 2.1%
   $  1,000    Alabama Spl Care Fac Fin Auth
                  Methodist Home for the Aging           6.300%    06/01/24       $  1,026,230
      4,500    Alabama St Indl Dev Auth Solid
                  Waste Disp Rev Pine City Fiber
                  Co (AMT)                               6.450     12/01/23          4,594,500
      8,055    Alabama St Indl Dev Auth Solid
                  Waste Disp Rev Pine City Fiber
                  Co (GTY AGMT: Boise
                  Cascade Corp) (AMT)                    6.450     12/01/23          8,224,155
      3,500    Alexander City, AL Spl Care Fac
                  Fin Auth Med Fac Rev Russell
                  Hosp Corp Ser A                        5.750     12/01/36          3,712,940
      3,000    Butler, AL Indl Dev Brd Solid GA
                  Pacific Corp Proj Rfdg (AMT)           5.750     09/01/28          3,111,270
      4,000    Colbert Cnty Northwest Auth
                  Hlthcare Fac                           5.750     06/01/27          4,234,000
      3,280    Courtland, AL Indl Dev Brd
                  Environmental Impt Rev Intl
                  Paper Co Proj Rfdg Ser A
                  (AMT)                                  5.800     05/01/22          3,529,608
      7,000    Courtland, AL Indl Dev Brd
                  Environmental Impt Rev Intl
                  Paper Co Proj Ser B (AMT)              6.250     08/01/25          7,678,720
      1,235    Courtland, AL Indl Dev Brd Solid
                  Waste Disp Champion Intl Corp
                  Proj Rfdg (AMT)                        6.000     08/01/29          1,283,671
      2,460    Huntsville Carlton Cove, AL
                  Carlton Cove Inc Proj Ser
                  A (a)(c)                         8.000/5.200     11/15/19          1,358,461
      6,000    Huntsville Carlton Cove, AL
                  Carlton Cove Inc Proj Ser
                  A (c)                            8.125/5.281     11/15/31          3,295,260
      4,000    Huntsville Redstone Vlg AL, Spl
                  Care Fac Fin Auth Ser A                8.125     12/01/26          4,403,840

              ALABAMA (CONTINUED)
   $  7,500   Huntsville Redstone Vlg, AL Spl
                 Care Fac Fin Auth Ser A             8.250%    12/01/32         $  8,263,800
      1,250   Phenix Cnty, AL Environmental
                 Impt Rev Rfdg (AMT)                 6.350     05/15/35            1,347,100
      2,505   University AL at Birmingham Hosp
                 Rev Ser A (b)                       5.000     09/01/36            2,623,729
     15,000   University AL at Birmingham
                 Hosp Rev Ser A (b)                  5.000     09/01/41           15,639,850
     20,000   University AL Gen Rev Ser A
                 (MBIA Insd) (b)                     5.000     07/01/34           21,201,700
                                                                                ------------
                                                                                  95,528,834
                                                                                ------------
              ALASKA 0.4%
        830   Alaska Indl Dev & Expt Auth
                 Upper Lynn Canal Regl Pwr
                 (AMT)                               5.800     01/01/18              831,212
      3,545   Alaska Indl Dev & Expt Auth
                 Upper Lynn Canal Regl Pwr
                 (AMT)                               5.875     01/01/32            3,550,636
      2,000   Alaska Indl Dev & Expt Auth
                 Williams Lynks AK Cargoport
                 (AMT) (Acquired 05/17/01,
                 Cost $2,000,451) (g)                8.125     05/01/31            2,161,680
      7,480   Juneau, AK City & Borough Rev
                 Saint Ann's Care Ctr Proj           6.875     12/01/25            7,724,671
     31,900   Northern Tob Sec Corp AK Tob
                 Settlement Rev Cap Apprec
                 First Sub Ser B                       *       06/01/46            3,065,909
     20,860   Northern Tob Sec Corp AK Tob
                 Settlement Rev Cap Apprec
                 Second Sub Ser C                      *       06/01/46            1,841,938
                                                                                ------------
                                                                                  19,176,046
                                                                                ------------

              ARIZONA 4.1%
   $  3,250   Arizona Hlth Fac Auth
                 Beatitudes Campus Proj              5.200%    10/01/37         $  3,306,582
      5,000   Arizona Hlth Fac Auth Rev
                 Terraces Proj Ser A                 7.500     11/15/23            5,608,350
      9,000   Arizona Hlth Fac Auth Rev
                 Terraces Proj Ser A                 7.750     11/15/33           10,124,010
      3,000   Casa Grande, AZ Indl Dev Auth
                 Hosp Rev Casa Grande Regl
                 Med Ctr Rfdg Ser A                  7.125     12/01/24            3,297,990
      6,850   Casa Grande, AZ Indl Dev Auth
                 Hosp Rev Casa Grande Regl
                 Med Ctr Rfdg Ser A                  7.250     12/01/19            7,540,343
      6,750   Casa Grande, AZ Indl Dev Auth
                 Hosp Rev Casa Grande Regl
                 Med Ctr Rfdg Ser A                  7.625     12/01/29            7,511,332
      2,835   Cochise Cnty, AZ Indl Dev Auth
                 Sierra Vista Regl Hlth Ctr Proj     7.750     12/01/30            3,167,886
      1,475   Coconino Cnty, AZ Pollutn Ctl
                 Corp Tucson Elec Pwr Navajo
                 Ser A (AMT)                         7.125     10/01/32            1,525,297
      7,165   Flagstaff, AZ Indl Dev Auth Rev
                 Sr Living Cmnty Northn AZ
                 Proj                                6.200     09/01/28            7,257,500
      1,000   Flagstaff, AZ Indl Dev Auth Rev
                 Sr Living Cmnty Northn AZ
                 Proj                                6.300     09/01/38            1,009,290
      5,895   Flagstaff, AZ Indl Dev Auth Rev
                 Sr Living Cmnty Northn AZ
                 Proj                                7.500     03/01/35            6,447,892
      2,630   Maricopa Cnty, AZ Indl Dev
                 Christian Care Mesa Inc Proj
                 Ser A (Prerefunded @
                 04/01/07)                           7.750     04/01/15            2,691,148

              ARIZONA (CONTINUED)
   $ 11,745   Maricopa Cnty, AZ Indl Dev
                 Christian Care Mesa Inc Proj
                 Ser A (Prerefunded @
                 04/01/07)                           7.875%    04/01/27        $  12,019,246
      5,200   Peoria, AZ Indl Dev Auth Rev
                 Sierra Winds Life Rfdg Ser A        6.375     08/15/29            5,411,952
      3,500   Peoria, AZ Indl Dev Auth Rev
                 Sierra Winds Life Rfdg Ser A        6.500     08/15/31            3,649,555
     30,000   Phoenix, AZ Civic Impt Corp
                 Excise Tax Rev Civic Plaza
                 Proj A (FGIC Insd)(b)               5.000     07/01/41           31,835,250
      2,905   Pima Cnty, AZ Indl Dev Auth Ed
                 Rev Excalibur Charter Sch
                 Proj (a)                            7.750     08/01/33            2,993,283
      4,385   Pima Cnty, AZ Indl Dev Auth Ed
                 Rev Fac Acclaim Charter Sch
                 Proj (a)                            5.800     12/01/36            4,408,898
      4,225   Pima Cnty, AZ Indl Dev Auth Ed
                 Rev Fac Premier & Air Co            7.000     09/01/35            4,337,808
      3,030   Pima Cnty, AZ Indl Dev Auth Ed
                 Rev Milestones Charter Sch
                 Dist (a)                            7.500     11/01/33            3,273,067
      1,000   Pima Cnty, AZ Indl Dev Auth Ed
                 Rev Milestones Charter Sch
                 Proj                                6.750     11/01/33            1,032,480
      3,840   Pima Cnty, AZ Indl Dev Auth Fac
                 Choice Ed & Dev Corp Proj           6.375     06/01/36            4,057,997
      4,345   Pima Cnty, AZ Indl Dev Auth Fac
                 Desert Heights Charter
                 Sch (a)                             7.500     08/01/33            4,584,279
      3,500   Pima Cnty, AZ Indl Dev Auth Fac
                 Skyline Tech High Sch Proj          7.500     02/01/34            3,596,915
      6,750   Pima Cnty, AZ Indl Dev Auth Rev
                 La Posada at Park Ctr Ser A         7.000     05/15/27            6,908,288


              ARIZONA (CONTINUED)
   $  5,500   Pima Cnty, AZ Indl Dev Auth Wtr
                 & Wastewater Rev Global Wtr
                 Res LLC Proj                        5.750%    12/01/32         $  5,552,195
        875   Red Hawk Canyon Cmnty Fac
                 Dist No 2 AZ Dist Assmt Rev
                 Ser A                               6.500     12/01/12              895,125
      1,000   Sundance Cmnty Fac Dist AZ
                 (Acquired 09/17/04, Cost
                 $1,000,000) (g)                     6.250     07/15/29            1,109,800
      3,264   Sundance Cmnty Fac Dist AZ
                 Assmt Dist Spl Assmt Rev No
                 2 (Acquired 04/29/03, Cost
                 $3,264,000) (g)                     7.125     07/01/27            3,660,576
        860   Sundance Cmnty Fac Dist AZ
                 Assmt Dist Spl Assmt Rev No
                 3                                   6.500     07/01/29              944,753
      3,040   Tucson, AZ Multi-Family Rev
                 Hsg Catalina Asstd Living Ser
                 A (AMT)                             6.500     07/01/31            2,761,445
      5,915   Verrado Cmnty Fac Dist No 1 AZ         5.350     07/15/31            6,061,455
      7,600   Verrado Cmnty Fac Dist No 1 AZ         6.500     07/15/27            8,239,464
      4,000   Vistancia Cmnty Fac Dist AZ            6.750     07/15/22            4,492,560
      4,000   Yavapai Cnty, AZ Indl Dev Auth
                 Hosp Fac Rev Yavapai Regl
                 Med Ctr Ser A                       6.000     08/01/33            4,351,160
                                                                                ------------
                                                                                 185,665,171
                                                                                ------------
              CALIFORNIA 9.2%
        890   Abag Fin Auth For Nonprofit
                 Corps CA Ctf Partn
                 (Prerefunded @ 11/15/08)            6.375     11/15/15              931,065
      3,455   Abag Fin Auth For Nonprofit
                 Corps CA Ctf Partn
                 (Prerefunded @ 11/15/08)            6.375     11/15/28            3,675,049

              CALIFORNIA (CONTINUED)
   $  3,200   Abag Fin Auth Nonprofit Corp
                 CA American Baptist Homes
                 Rfdg Ser A                            6.200%    10/01/27        $ 3,281,696
      1,000   ABAG Fin Auth Nonprofit Corp
                 CA Amern Baptist Homes
                 Rfdg Ser A                            5.850     10/01/27          1,020,150
      4,165   Agua Mansa, CA Indl Growth
                 Assn Spl Tax Cmnty Fac Dist
                 No 2002-1 (LOC: American
                 Express Co)                           6.500     09/01/33          4,464,547
      4,935   Beaumont, CA Fin Auth Loc Agy
                 Rev Ser A                             7.000     09/01/33          5,618,646
      1,875   Beaumont, CA Fin Auth Loc Agy
                 Rev Ser D                             5.800     09/01/35          2,021,981
      3,000   Blythe, CA Redev Agy Proj                5.750     05/01/34          3,200,010
      5,000   California Cnty, CA Tob Sec Agy
                 Tob LA Cnty (j)                 0.000/5.450     06/01/28          4,402,500
      5,000   California Cnty, CA Tob Sec Agy
                 Tob LA Cnty (j)                 0.000/5.600     06/01/36          4,408,200
      5,950   California Cnty, CA Tob Sec Cap
                 Apprec Stanislaus Sub Ser B          *          06/01/46            614,099
     20,000   California Cnty, CA Tob Sec Cap
                 Apprec Stanislaus Sub Ser C          *          06/01/55          1,007,200
     20,000   California Cnty, CA Tob Sec Cap
                 Apprec Stanislaus Sub Ser D          *          06/01/55            666,800
      1,955   California Ed Fac Auth Rev
                 Pacific Graduate Sch of Psych
                 (Acquired 06/07/96, Cost
                 $2,015,350) (a)(g)                    8.000     11/01/21          1,998,284
     10,450   California Hlth Fac Fin Auth Rev
                 Hlth Fac Adventist Hlth Sys
                 Ser A                                 5.000     03/01/33         10,769,456

             CALIFORNIA (CONTINUED)
   $  2,780  California Statewide Cmnty Dev
                Auth Multi-Family Rev Hsg
                Heritage Pointe Sr Ap Ser QQ
                (AMT) (Acquired 02/19/02,
                Cost $2,773,050) (g)                       7.500%    10/01/26        $ 2,868,376
      4,000  California Statewide Cmnty Dev
                Auth Rev Elder Care Alliance
                Ser A (Prerefunded @
                11/15/2012)                                8.000     11/15/22          4,876,960
      2,000  California Statewide Cmnty Dev
                Auth Rev Notre Dame De
                Namur Univ                                 6.500     10/01/23          2,198,960
      2,500  California Statewide Cmnty Dev
                Auth Rev Notre Dame De
                Namur Univ                                 6.625     10/01/33          2,749,875
      5,420  California Statewide Cmnty Dev
                Auth Rev Thomas Jefferson
                Sch of Law (Prerefunded @
                10/01/11)                                  7.750     10/01/31          6,301,075
      4,750  California Statewide Cmnty Dev
                Auth San Francisco Art
                Institute (Acquired 07/05/02,
                Cost $4,750,000) (g)                       7.375     04/01/32          5,083,118
      3,220  California Statewide Cmnty
                Hosp Napa Vly Proj Ser A                   7.000     01/01/34          3,489,675
      2,000  California Statewide Cmnty Insd
                Hlth Fac LA Jewish Home (CA
                MTG Insd)                                  5.500     11/15/33          2,154,840
        150  California St (Prerefunded @
                9/01/10)                                   5.250     09/01/26            158,620
     30,400  California St (b)                             5.000     09/01/26         32,623,000
      1,360  Chino, CA Fac Dist No 3 Impt
                Area 1                                     5.750     09/01/34          1,444,606


              CALIFORNIA (CONTINUED)
   $  2,850   Contra Costa Cnty, CA
                 Multi-Family Hsg Rev Ser C
                 (AMT) (Acquired 06/08/99,
                 Cost $2,850,000) (g)                6.750%    12/01/30          $ 2,993,127
      1,500   Corona Norco, CA Uni Sch D
                 Ser A                               5.700     09/01/29            1,551,090
      1,885   Fontana, CA Spl Tax Cmnty Fac
                 Dist No 11 Ser B                    6.500     09/01/28            2,007,054
      3,695   Fontana, CA Spl Tax Cmnty Fac
                 Dist No 22 Sierra                   5.850     09/01/25            3,957,604
      3,000   Fontana, CA Spl Tax Cmnty Fac
                 Dist No 22 Sierra                   6.000     09/01/34            3,223,740
     25,380   Golden St Tob Sec Corp CA Tob
                 Settlement Rev Ser A (b)            5.000     06/01/45           26,521,592
      2,250   Golden St Tob Sec Ser
                 2003-A-1                            6.625     06/01/40            2,565,293
     15,685   Golden St Tob Sec Ser
                 2003-A-1                            6.750     06/01/39           17,990,224
     20,000   Golden St Tob Sec Ser A
                 (AMBAC Insd)                        5.000     06/01/30           21,011,600
     19,700   Golden St Tob Sec Ser A
                 (AMBAC Insd)                        5.000     06/01/45           20,774,832
      1,000   Imperial Beach, CA Pub Palm
                 Ave Coml Redev Proj Ser A           5.850     06/01/28            1,060,200
      3,000   Imperial Beach, CA Pub Palm
                 Ave Coml Redev Proj Ser A           6.000     06/01/33            3,215,250
      1,500   Indio, CA Redev Agy Tax Alloc
                 Sub Merged Proj Area Ser B          6.375     08/15/33            1,656,105
      1,000   Indio, CA Redev Agy Tax Alloc
                 Sub Merged Proj Area Ser B          6.500     08/15/34            1,111,860
      1,000   Irvine, CA Impt Bd Act 1915
                 Assmt Dist No 00 18 Grp 4           5.375     09/02/26            1,032,170
      1,500   Irvine, CA Impt Bd Act 1915
                 Assmt Dist No 03 19 Grp 2           5.500     09/02/29            1,549,110

              CALIFORNIA (CONTINUED)
   $  4,000   Jurupa, CA Cmnty Svc Dist Spl
                 Cmnty Fac Dist No 4 Ser A                 5.700%    09/01/34       $  4,135,840
      2,230   Lake Elsinore, CA Pub Fin Auth
                 Loc Agy Rev Ser F                         7.100     09/01/20          2,308,518
      3,500   La Verne, CA Ctfs Partn
                 Brethren Hillcrest Home-B                 6.625     02/15/25          3,887,800
      2,265   Lincoln, CA Spl Tax Cmnty Fac
                 Dist No 2003 Ser 1                        6.000     09/01/34          2,371,659
        655   Los Angeles, CA Cmnty Fac Dist
                 Spl Tax No 3 Cascades
                 Business Pk                               6.400     09/01/22            673,576
      8,400   Los Angeles, CA Hbr Dept Rev
                 Rfdg Ser B (FGIC Insd)
                 (AMT)                                     5.000     08/01/23          9,059,988
     14,060   Los Angeles, CA Hbr Dept Rev
                 Rfdg Ser B (FGIC Insd)
                 (AMT)                                     5.000     08/01/24         15,151,478
      6,430   Millbrae, CA Residential Fac Rev
                 Magnolia of Millbrae Proj Ser A
                 (AMT)                                     7.375     09/01/27          6,675,626
      1,000   Moreno Valley, CA Spl Tax
                 Towngate Cmnty Fac Dist
                 87-1                                      7.125     10/01/23          1,002,340
      2,000   Murrieta, CA Cmnty Fac Dist No
                 2 Oaks Impt Area Ser B                    6.000     09/01/34          2,155,680
      3,645   Norco, CA Spl Tax Cmnty Fac
                 Dist No 01-1 (Prerefunded @
                 9/01/12)                                  6.750     09/01/22          4,276,970
        955   Oakley, CA Pub Fin Auth Rev                  6.000     09/02/28            984,576
        955   Oakley, CA Pub Fin Auth Rev                  6.000     09/02/34            984,615
      4,000   Perris, CA Cmnty Fac Dist Spl
                 Tax No 01-2 Ser A                         6.375     09/01/32          4,384,800
      1,860   Perris, CA Pub Fin Auth Loc Agy
                 Rev Ser D                                 7.875     09/01/25          1,884,701

              CALIFORNIA (CONTINUED)
   $  1,845   Riverside, CA Uni Sch Dist Tax
                 Cmnty Fac Dist 15 Impt Area
                 1                                      5.600%    09/01/34        $ 1,906,660
      1,375   San Diego, CA Cmnty Fac Ser A
                 (Acquired 06/30/06, Cost
                 $1,375,000) (g)                        5.700     09/01/26          1,404,466
      4,000   San Diego, CA Cmnty Fac Ser A
                 (Acquired 06/30/06, Cost
                 $4,000,000) (g)                        5.750     09/01/36          4,088,480
      2,000   San Jose, CA Cmnty Fac Dist
                 Spl Tax No 9 Bailey Hwy 101            6.600     09/01/27          2,207,520
      2,630   San Jose, CA Cmnty Fac Dist
                 Spl Tax No 9 Bailey Hwy 101            6.650     09/01/32          2,902,915
      8,120   San Jose, CA Multi-Family Hsg
                 Rev Helzer Courts Apt Proj
                 Ser A (AMT)                            6.400     12/01/41          8,358,160
      9,985   San Marcos, CA Pub Fac Auth
                 Ser B                                  6.200     09/01/35         10,503,222
      1,000   San Marcos, CA Pub Fac Auth
                 Spl Tax Rev Ser A                      5.650     09/01/36          1,044,500
     13,300   Silicon Vly Tob Sec Auth CA
                 Tob Settlement Rev                      *        06/01/36          2,644,173
     10,750   Silicon Vly Tob Sec Auth CA
                 Tob Settlement Rev                      *        06/01/41          1,587,775
     21,000   Silicon Vly Tob Sec Auth CA
                 Tob Settlement Rev                      *        06/01/47          2,186,520
     52,500   Silicon Vly Tob Sec Auth CA
                 Tob Settlement Rev                      *        06/01/56          2,511,075
     17,500   Silicon Vly Tob Sec Auth CA
                 Tob Settlement Rev                      *        06/01/56            640,500
      7,000   Southern CA Logistics Arpt
                 Auth Proj (Prerefunded @
                 12/01/13)                              6.250     12/01/33          7,985,460

              CALIFORNIA (CONTINUED)
   $  4,000   Temecula, CA Pub Fin Auth Spl
                 Roripaugh Cmnty Fac Dist 03
                 2                                         5.500%    09/01/36        $ 3,828,640
     10,000   Tobacco Sec Auth Northn CA
                 Tob Settlement Rev Ser A1                 5.500     06/01/45         10,545,100
     15,000   Tobacco Sec Auth Southn CA
                 Tob Settlement Ser A 1 (b)                5.000     06/01/37         15,231,450
     23,190   Tobacco Sec Auth Southn CA
                 Tob Settlement Ser A 1 (b)                5.125     06/01/46         23,695,426
      1,665   Torrance, CA Hosp Rev
                 Torrance Memorial Med Ctr
                 Ser A                                     5.500     06/01/31          1,762,902
      1,600   Turlock, CA Hlth Fac Rev
                 Emanuel Med Ctr Inc                       5.375     10/15/34          1,691,600
      1,000   Upland, CA Cmnty Fac Dist 2003
                 San Antonio Impt 1 A                      5.900     09/01/24          1,064,250
      1,500   Upland, CA Cmnty Fac Dist 2003
                 San Antonio Impt 1 A                      6.000     09/01/34          1,599,255
      2,000   Vallejo, CA Ctf Part Touro Univ              7.250     06/01/16          2,145,440
      3,695   Vallejo, CA Pub Fin Auth Loc
                 Hiddenbrooke Impt Dist Ser A              5.800     09/01/31          3,919,360
      7,115   Val Verde, CA Uni Sch Dist Fin
                 Auth Spl Tax Rev Jr Lien
                 Rfdg                                      6.250     10/01/28          7,568,652
      4,000   Woodland, CA Spl Tax Cmnty
                 Fac Dist 1 Spring Lake                    6.250     09/01/34          4,438,160
      1,060   Yuba City, CA Redev Agy Tax
                 Hsg Set Aside Ser B (a)                   6.000     09/01/31          1,144,588
      1,880   Yuba City, CA Redev Agy Tax
                 Hsg Set Aside Ser B (a)                   6.000     09/01/39          2,023,876
                                                                                    ------------
                                                                                     414,817,930
                                                                                    ------------
              COLORADO 3.4%
      2,175   Antelope Heights Metro Dist CO              8.000      12/01/23          2,412,075

              COLORADO (CONTINUED)
   $  1,450   Arvada, CO Multi-Family Rev
                 Hsg Arvada Nightingale Proj
                 Rfdg (AMT) (Acquired
                 04/16/99, Cost
                 $1,469,953) (g)                              6.250%    12/01/18        $ 1,451,261
      1,060   Beacon Pt Metro Dist CO Ser A                   6.125     12/01/25          1,137,815
      1,005   Beacon Pt Metro Dist CO Ser A                   6.250     12/01/35          1,082,415
      1,845   Bradburn Metro Dist No 3 CO                     7.500     12/01/33          2,064,057
      1,875   Briargate Ctr Business Impt Dist
                 CO Ser A                                     7.450     12/01/32          2,017,275
      3,500   Bromley Pk Metro Dist CO No 2 (a)               8.050     12/01/32          3,801,875
      2,000   Bromley Pk Metro Dist CO No 2
                 Ser B                                        8.050     12/01/32          2,172,500
      4,650   Broomfield Vlg Metro Dist No 2 CO
                 Impt Rfdg                                    6.250     12/01/32          4,742,395
      4,835   Colorado Ed & Cultural Fac Auth
                 Rev Charter Sch Frontier
                 Academy (Prerefunded @
                 6/01/2011)                                   7.375     06/01/31          5,480,859
      2,500   Colorado Ed & Cultural Fac Auth
                 Rev Charter Sch Platte
                 Academy Ser A (Prerefunded
                 @ 3/01/10)                                   7.250     03/01/32          2,753,850
      1,005   Colorado Ed & Cultural Fac Auth
                 Rev Denver Academy Rfdg
                 Ser A                                        7.000     11/01/23          1,127,168
        810   Colorado Ed & Cultural Fac Auth
                 Rev Denver Academy Rfdg
                 Ser A                                        7.125     11/01/28            906,835
      2,100   Colorado Ed & Cultural Fac
                 Montessori Sch of Denver
                 Proj                                         7.500     06/01/22          2,367,603
      1,100   Colorado Hlth Fac Auth Hlth &
                 Residential Care Fac
                 Volunteers of Amer Ser A                     6.000     07/01/29          1,138,049

              COLORADO (CONTINUED)
   $  1,000   Colorado Hlth Fac Auth Rev
                 Baptist Home Assn Ser A             6.250%    08/15/13          $ 1,000,070
      5,500   Colorado Hlth Fac Auth Rev
                 Baptist Home Assn Ser A             6.375     08/15/24            5,519,030
      1,000   Colorado Hlth Fac Auth Rev
                 Baptist Home Assn Ser B             6.500     08/15/27              997,860
      2,000   Colorado Hlth Fac Auth Rev
                 Christian Living Cmnty Proj A       5.750     01/01/37            2,105,940
      1,000   Colorado Hlth Fac Auth Rev
                 Evangelical Lutheran Ser A          5.250     06/01/34            1,050,040
      4,250   Colorado Hlth Fac Auth Rev &
                 Impt Volunteers Rfdg Ser A          5.875     07/01/28            4,385,872
        460   Colorado Hlth Fac Auth Rev Sr
                 Living Fac Eaton Ter Ser A (a)      6.800     07/01/09              473,386
      3,250   Colorado Hlth Fac Auth Rev Sr
                 Living Fac Eaton Ter Ser A
                 (Prerefunded @
                 7/01/07) (a)                        7.250     07/01/22            3,349,287
        255   Colorado Hsg Fin Auth Single
                 Family Pgm Sr B2 (AMT)              6.800     04/01/30              261,559
      3,210   Cross Creek Metro Dist No 2 CO
                 Ltd Tax Rfdg                        6.125     12/01/37            3,312,752
     10,200   Denver, CO Convention Ctr Hotel
                Auth Rev Rfdg (b)                    5.000     12/01/35           10,855,248
      2,750   Denver, CO Hlth & Hosp Auth
                 Rfdg Ser A                          6.250     12/01/33            3,093,612
      1,530   Eagle Cnty, CO Air Term Corp
                 Ser A (AMT)                         7.000     05/01/21            1,645,071
      1,160   Eagle Cnty, CO Air Term Corp
                 Ser A (AMT)                         7.125     05/01/31            1,259,992
      2,930   Eagle Riverview Affordable Hsg
                 Corp CO Multi-Family Rev Ser
                 A (a)                               6.300     07/01/29            3,050,247

              COLORADO (CONTINUED)
   $  3,000   Elk Valley, CO Pub Impt Pub Impt
                 Fee Ser A                           7.350%    09/01/31         $  3,193,200
      5,300   Fronterra Vlg Metro Dist CO (a)        8.050     12/01/31            5,924,923
      1,150   High Plains Metro Dist CO Ser A        6.125     12/01/25            1,234,422
      1,750   High Plains Metro Dist CO Ser A        6.250     12/01/35            1,884,803
      3,805   Lafayette, CO Indl Dev Rev
                 Rocky Mtn Instr Proj Ser A
                 (AMT)                               7.000     10/01/18            3,229,836
        270   Lafayette, CO Indl Dev Rev
                 Rocky Mtn Instr Proj Ser
                 B (a)                               6.125     10/01/08              246,956
      6,460   Lake Creek Affordable Hsg Corp
                 Hsg Proj Rfdg Ser A                 6.250     12/01/23            6,890,042
      3,910   La Plata Cnty, CO Rec Fac Rev
                 Durango Mtn Resort Proj Rfdg
                 Ser A                               6.875     02/01/12            3,920,322
      6,200   Montrose Cnty, CO Hlthcare Fac
                 Rev Homestead at Montrose
                 Ser A                               7.000     02/01/38            6,669,774
      4,185   Montrose, CO Mem Hosp Brd              6.000     12/01/28            4,571,736
      3,000   Montrose, CO Mem Hosp Brd              6.000     12/01/33            3,266,250
      1,000   Neu Towne, CO Metro Dist               7.250     12/01/34            1,108,860
      2,745   North Range Metro Dist No 1 CO
                 (Prerefunded @ 12/15/11)
                 (Acquired 12/07/01, Cost
                 $2,665,506) (g)                     7.250     12/15/31            3,122,328
      6,450   Northwest, CO Metro Dist No 3
                 Ltd Tax                             6.250     12/01/35            6,913,949
      6,635   Rampart Range Metro Dist No 1
                 Rampart Range Metro Dist No
                 2 Proj                              7.750     12/01/26            7,298,633
      1,900   Rendezvous Residential Metro
                 Dist CO                             8.000     12/01/21            2,034,843
      4,500   Salida, CO Hosp Dist Rev               5.250     10/01/36            4,617,450

              COLORADO (CONTINUED)
   $  1,000   Serenity Ridge, CO Metro Dist
                 No 2                                7.500%    12/01/34         $  1,133,250
         52   Skyland Metro Dist CO Gunnison
                 Cnty Rfdg                           6.750     12/01/22               53,505
        750   Snowmass Vlg, CO Multi-Family
                 Hsg Rev Rfdg Ser A                  8.000     09/01/14              750,338
      2,000   Southlands, CO Med Dist Metro
                 Dist No 1                           7.125     12/01/34            2,228,820
        637   Tallyns Reach Metro Dist No 2          6.375     12/01/23              693,304
        925   Tallyns Reach Metro Dist No 3          6.625     12/01/23            1,019,961
      1,000   Tallyns Reach Metro Dist No 3          6.750     12/01/33            1,101,320
      4,790   Vista Ridge Metro Dist CO
                 (Prerefunded @ 7/01/09)             7.500     12/01/31            5,130,473
                                                                                ------------
                                                                                 155,255,296
                                                                                ------------
              CONNECTICUT 0.5%
      3,405   Connecticut St Dev Auth First
                 Mtg Gross Rev Hlthcare Proj
                 The Elm Park Baptist Inc Proj       5.850     12/01/33            3,653,395
      1,500   Connecticut St Dev Auth Indl
                 Afco Cargo Bdl LLC Proj
                 (AMT)                               8.000     04/01/30            1,629,090
        500   Connecticut St Dev Auth Mystic
                 Marinelife Aquar Proj Ser A         7.000     12/01/27              514,330
      3,660   Connecticut St Hlth & Ed Fac
                 Auth Rev Saint Mary's Hosp
                 Issue Ser E                         5.875     07/01/22            3,673,945
      3,000   Connecticut St Hlth & Ed Fac
                 Auth Rev Windham Cmnty
                 Mem Hosp Ser C                      6.000     07/01/20            3,067,290
      4,475   Georgetown Spl Taxing Dist Ser
                 A (Acquired 11/16/06, Cost
                 $4,475,000) (g)                     5.125     10/01/36            4,498,359
      1,530   Greenwich, CT Hsg Auth
                 Multi-Family Rev Hsg
                 Greenwich Close Ser B               7.500     09/01/27            1,531,408

              CONNECTICUT (CONTINUED)
   $  1,085   Manchester, CT Redev Agy
                 Multi-Family Mtg Rev Bennet
                 Hsg Dev Rfdg (Acquired
                 09/05/96, Cost
                 $1,029,607) (a)(g)                  7.200%    12/01/18        $  1,135,745
      2,547   New Britain, CT Hsg Auth
                 Multi-Family Rev Hsg Franklin
                 Square Manor Proj
                 (AMT) (a)                           7.000     07/01/21           2,888,349
        785   New Haven, CT Indl Fac Rev Adj
                 Govt Ctr Thermal Energies
                 (AMT)                               7.250     07/01/09             790,338
                                                                               ------------
                                                                                 23,382,249
                                                                               ------------
              DELAWARE 0.1%
      2,000   Mashantucket Westn Pequot
                 Tribe Ser A (i)                     5.500     09/01/36           2,128,640
      4,055   Wilmington, DE Multi-Family Rent
                 Rev Hsg Electra Arms Sr
                 Assoc Proj (AMT)                    6.250     06/01/28           4,158,605
                                                                               ------------
                                                                                  6,287,245
                                                                               ------------
              DISTRICT OF COLUMBIA   0.2%
      1,545   District of Columbia Rev
                 Methodist Home Issue                6.000     01/01/29           1,590,516
     28,940   District of Columbia Tob
                 Settlement Fin Corp Ser A             *       06/15/46           2,708,205
     17,500   District of Columbia Tob
                 Settlement Fin Corp Ser B             *       06/15/46           1,557,850
     67,660   District of Columbia Tob
                 Settlement Fin Corp Ser C             *       06/15/55           2,734,817
                                                                               ------------
                                                                                  8,591,388
                                                                               ------------
              FLORIDA   12.3%
      1,800   Anthem Pk Cmnty Dev Dist FL
                 Cap Impt Rev                        5.800     05/01/36           1,893,294
      7,500   Bartram Pk Cmnty Dev Dist FL           5.400     05/01/37           7,577,775

              FLORIDA (CONTINUED)
   $  3,500   Bartram Springs Cmnty Dev Dist
                 FL Spl Assmt Rfdg                             4.750%    05/01/34        $ 3,413,690
     10,145   Beacon Lakes, FL Cmnty Dev
                 Ser A                                         6.900     05/01/35         11,149,862
        990   Bellalago Ed Fac Benefits Ser B                  5.800     05/01/34          1,030,224
      1,975   Bluewaters Cmnty Dev Dist of
                 FL                                            6.000     05/01/35          2,097,193
        145   Bobcat Trail Cmnty, FL Dev Dist
                 Cap Impt Rev Ser B                            6.750     05/01/07            145,135
      1,830   Boca Raton, FL Hsg Auth Mtg
                 Hsg First Lien Banyan Pl Sr
                 Apts Rfdg (Acquired 3/23/06,
                 Cost $1,787,141) (g)                          5.800     10/01/26          1,858,402
      2,355   Boca Raton, FL Hsg Auth Mtg
                 Hsg First Lien Banyan Pl Sr
                 Apts Rfdg (Acquired 3/23/06,
                 Cost $2,322,195) (g)                          5.900     10/01/36          2,396,778
      3,000   Boca Raton, FL Hsg Auth Mtg
                 Hsg Rev First Lien Banyan Pl
                 Sr Living Ser A (Prerefunded
                 @ 10/01/07)                                   7.150     04/01/31          3,118,200
        910   Boca Raton, FL Hsg Auth Mtg
                 Hsg Second Lien Banyan Pl Sr
                 Living Ser B (Prerefunded @
                 10/01/07) (a)                                 8.700     10/01/32            953,853
      3,000   Bonnet Creek Resort Cmnty Dev
                 Dist FL Spl Assmt                             7.375     05/01/34          3,297,540
      5,000   Bonnet Creek Resort Cmnty Dev
                 Dist FL Spl Assmt                             7.500     05/01/34          5,523,850
      1,475   Brighton Lakes Cmnty Dev Dist
                 Ser A                                         6.125     05/01/35          1,578,250
      3,500   Capital Tr Agy FL Rev Ft
                 Lauderdale Proj (AMT)                         5.750     01/01/32          3,685,465
      2,500   Capital Tr Agy FL Rev Sub
                 Orlando Proj (AMT)                            6.750     01/01/32          2,714,025

              FLORIDA (CONTINUED)
   $  3,670   Championsgate Cmnty Dev Dist
                 Ser A                                    6.250%    05/01/20        $ 3,798,560
      2,320   Citrus Cnty, FL Hosp Brd Rev
                 Citrus Mem Hosp Rfdg                     6.250     08/15/23          2,559,842
      2,500   Citrus Cnty, FL Hosp Brd Rev
                 Citrus Mem Hosp Rfdg                     6.375     08/15/32          2,758,125
      1,500   City Ctr Cmnty Dev Dist FL Spl
                 Assmt Rev Ser A                          6.125     05/01/36          1,555,215
      3,000   Connerton West Cmnty Dev Dist
                 FL Cap Impt Rev Ser B                    5.125     05/01/16          3,045,870
      6,265   Connerton West Cmnty Dev FL
                 Ser A (a)                                5.375     05/01/37          6,376,454
      2,000   Connerton West Cmnty Dev FL
                 Ser A                                    5.950     05/01/36          2,092,320
      1,500   Cross Creek Cmnty Dev Dist FL
                 Spl Assmt Rev Ser A (k)                  5.600     05/01/39          1,534,095
      2,500   Cross Creek Cmnty Dev Dist FL
                 Spl Assmt Rev Ser B (k)                  5.500     05/01/17          2,585,450
      2,400   Cutler Cay, FL Cmnty Dev Dist               6.300     05/01/34          2,600,544
      2,935   Double Branch Cmnty Dev Dist
                 FL Spl Assmt Ser A                       6.700     05/01/34          3,224,391
      9,250   Escambia Cnty, FL
                 Environmental Ser A (AMT)                5.750     11/01/27          9,846,625
     10,000   Fiddlers Creek Cmnty Dev Dist
                 No 2 FL Spl Assmt Rev Ser A
                 (Acquired 05/28/03, Cost
                 $9,965,746) (g)                          6.375     05/01/35         10,713,700
      2,000   Fleming Is Plantation Cmnty Ser
                 B                                        7.375     05/01/31          2,158,120
     11,830   Florida Hsg Fin Corp Multi-Family
                 Hsg Whistlers Cove Apt Proj
                 (AMT)                                    6.500     01/01/39         12,089,668
      7,805   Florida Hsg Fin Corp Multi-Family
                 Mtg Cutler Glen & Meadows
                 Ser U                                    6.500     10/01/33          8,482,786

              FLORIDA (CONTINUED)
   $  4,735   Florida Hsg Fin Corp Rev Hsg
                 Beacon Hill Apt Ser C (AMT)                 6.610%    07/01/38       $  4,898,121
      9,130   Florida Hsg Fin Corp Rev Hsg
                 Cypress Trace Apt Ser G
                 (AMT)                                       6.600     07/01/38          9,413,669
     11,510   Florida Hsg Fin Corp Rev Hsg
                 Westbrook Apt Ser U
                 (AMT) (a)                                   6.450     01/01/39         11,889,024
      5,770   Florida Hsg Fin Corp Rev Hsg
                 Westchase Apt Ser B (AMT)                   6.610     07/01/38          5,942,177
      1,965   Greyhawk Landing Cmnty Dev
                 Dist FL Spl Assmt Rev Ser A                 7.000     05/01/33          2,160,576
      8,000   Halifax Hosp Med Ctr FL Hosp
                 Rev Impt Rfdg Ser A                         5.375     06/01/46          8,501,040
        230   Heritage Harbor Cmnty Dev Dist
                 FL Rev Rec                                  7.750     05/01/23            230,922
        780   Heritage Harbor Cmnty Dev Dist
                 FL Rev Spl Assmt Ser A                      6.700     05/01/19            790,078
     11,500   Highlands Cnty, FL Hlth Fac
                 Auth Rev Hosp (b)                           5.375     11/15/35         12,617,283
      2,000   Highlands, FL Cmnty Dev Dist
                 Spl Assmt                                   5.550     05/01/36          2,053,340
      3,500   Hillsborough Cnty, FL Hsg Fin
                 Hsg Clipper Cove Apt Proj Ser
                 A (AMT)                                     7.375     07/01/40          3,749,760
      2,505   Hillsborough Cnty, FL Indl Dev
                 Auth Hosp Rev Tampa Gen
                 Hosp Proj (b)                               5.250     10/01/26          2,699,530
      7,500   Hillsborough Cnty, FL Indl Dev
                 Auth Hosp Rev Tampa Gen
                 Hosp Proj (b)                               5.000     10/01/36          7,804,050

              FLORIDA (CONTINUED)
     $9,000      Hillsborough Cnty, FL Indl Dev
                 Auth Hosp Rev Tampa Gen
                 Hosp Proj (b)                            5.250%    10/01/41        $ 9,589,380
      8,450   Hillsborough Cnty, FL Indl Dev
                 Tampa Electric Co Proj                   5.500     10/01/23          8,976,942
      5,200   Hillsborough Cnty, FL Indl Dev
                 Tampa Gen Hosp Proj Ser B                5.250     10/01/34          5,453,968
      1,790   Islands at Doral FL                         6.375     05/01/35          1,930,927
      2,965   Islands at Doral III Cmnty 2004
                 Ser A                                    5.900     05/01/35          3,086,654
     20,000   Jea, FL Wtr & Swr Sys Rev
                 (MBIA Insd) (b)                          4.750     10/01/40         20,458,500
      3,190   Kendall Breeze Cmnty Dev
                 Dist (a)                                 6.625     11/01/33          3,485,043
      2,345   Kendall Breeze Cmnty Dev
                 Dist (a)                                 6.700     11/01/23          2,588,880
      1,430   Keys Cove Cmnty Dev Dist FL
                 Assmt Rev                                5.875     05/01/35          1,508,679
        920   Lake Bernadette, FL Cmnty Dev
                 Dist Spl Assmt Rev Ser A                 8.000     05/01/17            925,078
      4,000   Landmark at Doral Cmnty Dev
                 Ser A                                    5.500     05/01/38          4,129,080
      3,150   Lee Cnty, FL Indl Dev Auth
                 Hlthcare Cypress Cove Hlthpk
                 Ser A                                    6.375     10/01/25          3,234,546
      6,000   Lee Cnty, FL Indl Dev Auth
                 Hlthcare Fac Rev Cypress
                 Cove Hlthpk Ser A                        6.750     10/01/32          6,511,260
      5,790   Leon Cnty, FL Ed Fac Auth Rev
                 Southgate Residence Hall
                 Rfdg Ser A                               6.750     09/01/28          5,983,212
      2,875   Marshall Creek Cmnty Dev Dist
               FL Spl Assmt Ser A                         7.650     05/01/32          3,127,914

              FLORIDA (CONTINUED)
   $  5,000   Miami Beach, FL Hlth Fac Auth
                 Hosp Mt Sinai Med Ctr Rfdg
                 (Acquired 04/26/04, Cost
                 $4,823,445) (g)                     6.750%    11/15/29          $ 5,710,200
        105   Miami Beach, FL Hlth Fac Auth
                 Hosp Rev Mt Sinai Med Ctr FL
                 Proj                                5.375     11/15/18              107,194
      3,605   Miami Beach, FL Hlth Fac Auth
                 Hosp Rev Mt Sinai Med Ctr FL
                 Proj                                5.375     11/15/28            3,672,558
      2,175   Miami Beach, FL Hlth Fac Auth
                 Hosp Rev Mt Sinai Med Ctr Ser
                 A                                   6.125     11/15/11            2,329,642
      1,000   Miami Beach, FL Hlth Fac Auth
                 Hosp Rev Mt Sinai Med Ctr Ser
                 A                                   6.700     11/15/19            1,101,020
      3,465   Miami Beach, FL Hlth Fac Auth
                 Hosp Rev Mt Sinai Med Ctr Ser
                 A                                   6.800     11/15/31            3,859,906
     25,000   Miami Dade Cnty, FL Sch Brd
                 Ctf Partn Ser D (FGIC Insd) (b)     5.000     08/01/29           26,222,875
      3,480   Midtown Miami, FL Cmnty Dev
                 Dist Pkg Garage Proj Ser A          6.250     05/01/37            3,803,918
      6,520   Midtown Miami, FL Cmnty Dev
                 Ser B                               6.500     05/01/37            7,233,549
      4,485   Miromar Lakes Cmnty Dev Dist
                 Rfdg Ser B                          7.250     05/01/12            4,941,618
      1,575   Mount Dora, FL Hlth Fac Auth
                 Wtrman Vlg Proj Rfdg Ser A          5.250     08/15/13            1,578,103
      3,000   Mount Dora, FL Hlth Fac Auth
                 Wtrman Vlg Proj Rfdg Ser A          5.750     08/15/18            3,038,310

              FLORIDA (CONTINUED)
   $  3,000   Mount Dora, FL Hlth Fac Auth
                 Wtrman Vlg Proj Rfdg Ser
                 A (a)                                    6.750%    08/15/25        $ 3,078,630
        275   North Broward, FL Hosp Dist
                 Rev Impt                                 6.000     01/15/31            294,473
      2,725   North Broward, FL Hosp Dist
                 Rev Impt (Prerefunded @
                 1/15/11)                                 6.000     01/15/31          2,974,692
      2,285   Northern Palm Beach Cnty Dist
                 FL Impt Wtr Ctl & Impt Unit Dev
                 No 16 Rfdg                               7.500     08/01/24          2,458,980
      2,500   Northern Palm Beach Cnty Impt
                 Dist FL Impt Wtr Ctl & Impt Unit
                 Dev No 16                                7.000     08/01/32          2,695,675
      4,360   Northern Palm Beach Cnty Impt
                 Dist FL Impt Wtr Ctl & Impt Unit
                 Dev No 2A                                6.400     08/01/33          4,596,966
      1,500   Northern Palm Beach Cnty Impt
                 Dist FL Impt Wtr Ctl & Impt Unit
                 Dev No 43                                6.125     08/01/31          1,571,640
      1,393   North Springs, FL Impt Dist Spl
                 Assmt Rev                                7.000     05/01/19          1,423,465
      3,915   Orange Cnty, FL Hlth Fac Auth
                 Hosp Hlthcare Ser E                      6.000     10/01/26          4,145,593
         85   Orange Cnty, FL Hlth Fac Auth
                 Hosp Hlthcare Ser E
                 (Prerefunded @ 10/01/09)                 6.000     10/01/26             90,526
      1,000   Orange Cnty, FL Hlth Fac Auth
                 Rev Hosp Adventist Hlth Sys
                 (Prerefunded @ 11/15/10)                 6.375     11/15/20          1,100,140
      2,000   Orange Cnty, FL Hlth Fac Auth
                 Rev Hosp Adventist Hlth Sys
                 (Prerefunded @ 11/15/10)                 6.500     11/15/30          2,208,880
      2,000   Orange Cnty, FL Hlth Fac Auth
                 Rev Westminster Cmnty Care               6.600     04/01/24          2,081,540

              FLORIDA (CONTINUED)
   $    670   Orange Cnty, FL Hlth Fac Auth
                 Westminster Cmnty Care                  6.500%    04/01/12         $  695,393
      2,125   Orange Cnty, FL Hsg Fin Auth
                 Hsg Alhambra Trace Apt Proj
                 Ser C (a)                               7.000     04/01/28          2,278,489
      4,120   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Hsg
                 Governors Manor Apt F-4                 7.250     10/01/31          4,422,408
        845   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Hsg Lake
                 Davis Apt Proj F-1                      7.250     10/01/31            907,023
        845   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Hsg Lake
                 Jennie Phase II Proj F-3                7.250     10/01/31            907,023
        220   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Hsg Lake
                 Jennie Phase I Proj F-2 (a)             7.250     10/01/31            236,148
        350   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Hsg
                 Mellonville Trace Apt
                 F-5 (a)                                 7.250     10/01/31            375,690
      2,535   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Mtg Hands Inc
                 Proj Ser A (Acquired 06/19/95,
                 11/24/99, 03/31/00; Cost
                 $2,550,979) (g)                         7.000     10/01/25          2,718,737
      1,720   Orange Cnty, FL Hsg Fin Auth
                 Multi-Family Rev Mtg Hands Inc
                 Proj Ser A (Acquired 06/19/95,
                 Cost $1,720,000) (a)(g)                 7.000     10/01/15          1,857,067
      2,365   Overoaks, FL Cmnty Dev Dist
                 Cap Impt Rev                            8.250     05/01/17          2,419,253
        990   Overoaks, FL Cmnty Dev Dist
                 Ser A                                   6.125     05/01/35          1,060,537

              FLORIDA (CONTINUED)
   $  9,750   Palm Beach Cnty, FL Hsg Fin
                 Auth Multi-Family Hsg Lake
                 Delray Apt Proj Ser A (AMT)                6.400%    01/01/31       $ 10,157,355
      1,875   Parklands Lee Cmnty Dev Dist
                 FL Spl Assmt Ser A                         5.800     05/01/35          1,942,125
      3,970   Parklands West Cmnty Dev Dist
                 Spl Assmt Ser A                            6.900     05/01/32          4,280,653
      1,240   Pentathlon Cmnty Dev Dist Spl
                 Assmt Rev FL (a)                           6.700     11/01/23          1,368,960
      1,720   Pentathlon Cmnty Dev Dist Spl
                 Assmt Rev FL (a)                           6.750     11/01/33          1,885,120
      4,925   Pier Park, FL Cmnty Dev Dist Ser
                 1                                          7.150     05/01/34          5,299,202
      2,810   Pine Air Lakes Cmnty Dev Dist
                 FL Spl Assmt Rev                           7.250     05/01/33          3,121,404
      2,465   Pine Is Cmnty Dev Dist FL Spl
                 Assmt                                      5.750     05/01/35          2,546,789
      7,695   Pinellas Cnty, FL Ed Fac Auth
                 Clearwater Christian College
                 Ser A (Acquired 09/05/01,
                 Cost $7,356,497) (g)                       7.250     09/01/31          8,227,263
      5,680   Pinellas Cnty, FL Hlth Fac Auth
                 Oaks of Clearwtr Proj                      6.250     06/01/34          6,115,770
      1,750   Pine Ridge Plantation Cmnty Ser
                 A                                          5.400     05/01/37          1,760,780
        690   Piney Z Cmnty Dev Dist FL Cap
                 Impt Rev Ser A                             7.250     05/01/19            706,650
      1,895   Poinciana Cmnty Dev Dist FL Ser
                 A                                          7.125     05/01/31          1,999,680
      8,220   Port Saint Lucie, FL Spl Assmt
                 Rev Glassman Spl Assmt Dist
                 Ser C (a)                                  6.750     07/01/23          8,752,245
      5,000   Reunion West Cmnty Dev Dist                   6.250     05/01/36          5,300,250
      3,850   Saddlebrook, FL Cmnty Ser A                   6.900     05/01/33          4,158,809
         10   Saddlebrook, FL Cmnty Ser B                   6.250     05/01/09             10,060

              FLORIDA (CONTINUED)
   $  3,500   Saint Johns Cnty, FL Indl Dev
                 Auth Hlthcare Glenmoor Proj
                 Ser A                                     5.375%    01/01/40        $ 3,593,135
      2,365   Saint John's Cnty, FL Indl Dev
                 Auth Hlthcare Glenmoor Saint
                 John's Proj Ser A
                 (Prerefunded @ 1/01/10)                   8.000     01/01/17          2,637,424
      6,900   Saint John's Cnty, FL Indl Dev
                 Auth Hlthcare Glenmoor Saint
                 John's Proj Ser A
                 (Prerefunded @ 1/01/10)                   8.000     01/01/30          7,694,811
      4,500   Sarasota Natl Cmnty Dev Dist FL
                 Spl Assmt                                 5.300     05/01/39          4,496,895
      2,910   Sausalito Bay Cmnty Dev Dist FL
                 Spl Assmt (a)                             6.200     05/01/35          3,112,361
      2,960   Seven Oaks, FL Cmnty Dev Dist
                 II Spl Assmt Rev Ser A                    5.875     05/01/35          3,077,601
      1,945   Seven Oaks, FL Cmnty Dev Dist
                 II Spl Assmt Rev Ser A                    6.400     05/01/34          2,100,697
      4,655   South Dade Venture Cmnty Dev                 6.900     05/01/33          5,133,441
      2,115   South Lake Cnty Hosp Dist FL
                 South Lake Hosp Inc                       6.375     10/01/28          2,361,271
      3,000   South Lake Cnty Hosp Dist FL
                 South Lake Hosp Inc                       6.375     10/01/34          3,334,230
      1,500   Sterling Hill Cmnty Dev Dist FL
                 Cap Impt & Rev Ser A                      6.200     05/01/35          1,604,310
      3,000   Stonebrier Cmnty Dev Dist FL                 5.500     05/01/37          3,072,480
        115   Stoneybrook West Cmnty Dev
                 Dist FL Spl Assmt Rev Ser B               6.450     05/01/10            115,830
        920   Stoneybrook West Cmnty Dev
                 Ser A                                     7.000     05/01/32            982,155
     11,875   Tallahassee, FL Hlth Fac Rev
                 Tallahassee Mem Hlthcare
                 Proj                                      6.375     12/01/30         12,746,269

              FLORIDA (CONTINUED)
   $  1,645   Tamarac, FL Indl Dev Rev Sun
                 Belt Precision Prods Inc
                 (AMT)                                        6.500%    08/01/17      $   1,652,847
      3,000   Tampa, FL Hosp Rev Cap Impt H
                 Lee Moffitt Ser A                            5.750     07/01/29          3,122,190
      1,485   Town Ctr at Palm Coast Cmnty
                 Dev Dist FL Cap Impt Rev                     6.000     05/01/36          1,558,433
      1,235   Trails at Monterey Cmnty Dev
                 Dist FL Spl Assmt (a)                        6.500     05/01/23          1,355,783
      1,715   Trails at Monterey Cmnty Dev
                 Dist FL Spl Assmt (a)                        6.750     05/01/33          1,883,807
      1,480   Turnbull Creek Cmnty Dev Dist
                 FL Spl Assmt                                 5.800     05/01/35          1,540,132
      2,478   University Square Cmnty Dev
                 Dist FL Cap Impt Rev
                 (Acquired 10/07/99, Cost
                 $2,478,000) (g)                              6.750     05/01/20          2,628,315
      4,350   Venetian Isles, FL Ser A                        6.750     05/01/33          4,778,171
      4,760   Verandah West Cmnty Dev Dist
                 Cap Impt Ser B                               6.625     05/01/33          5,197,301
      1,925   Vista Lakes Cmnty Dev Dist FL
                 Cap Impt Rev Ser A                           6.750     05/01/34          2,090,300
        890   Vista Lakes Cmnty Dev Dist FL
                 Cap Impt Rev Ser A                           7.200     05/01/32            955,299
        950   Waterchase Cmnty Dev Dist FL
                 Ser A                                        6.700     05/01/32          1,017,270
      2,780   Waterlefe Cmnty Dev Dist FL                     8.125     10/01/25          2,782,891
      1,258   Westchase East Cmnty, FL Dev
                 Dist Cap Impt Rev                            7.500     05/01/17          1,260,669
      1,695   Westchase East Cmnty, FL Dev
                 Dist Impt Rev                                7.300     05/01/18          1,702,424
      2,000   West Vlgs Impt Dist FL Rev Spl
                 Assmt Unit of Dev No 3                       5.500     05/01/37          2,044,060
      4,325   World Comm Cmnty Dev Dist Ser
                 A                                            6.500     05/01/36          4,664,772

              FLORIDA (CONTINUED)
   $  2,000   World Comm Cmnty Dev Dist Ser
                 A1                                        6.250%    05/01/22         $  2,186,440
                                                                                      ------------
                                                                                       557,909,923
                                                                                      ------------
              GEORGIA   2.8%
      5,250   Americus Sumter Cnty, GA
                 Hosp Auth Rev South GA
                 Methodist Rfdg Ser A                      6.375     05/15/29            5,436,690
      1,290   Athens Clarke Cnty, GA
                 Residential Care Fac for the
                 Elderly Auth Rev                          6.350     10/01/17              954,252
      1,720   Athens Clarke Cnty, GA
                 Residential Care Fac for the
                 Elderly Auth Rev                          6.375     10/01/27            1,272,766
      1,845   Atlanta, GA Tax Alloc Atlantic
                 Sta Proj                                  7.750     12/01/14            2,036,456
      3,000   Atlanta, GA Tax Alloc Atlantic
                 Sta Proj                                  7.900     12/01/24            3,336,480
      3,485   Atlanta, GA Urban Residential
                 Fin Auth Multi-Family Rev John
                 Eagan Proj Ser A (AMT)                    6.750     07/01/30            3,604,849
     40,000   Atlanta, GA Wtr & Waste Wtr
                 Rev (FSA Insd) (b)                        5.000     11/01/37           42,442,400
     10,000   Atlanta, GA Wtr & Waste Wtr
                 Rev (FSA Insd) (b)                        5.000     11/01/34           10,610,600
      1,000   Brunswick & Glynn Cnty, GA
                 Dev GA Pacific Corp Proj
                 Rfdg (AMT)                                5.550     03/01/26            1,009,930
      5,250   Crisp Cnty, GA Dev Auth Intl
                 Paper Co Proj Rfdg Ser A
                 (AMT)                                     6.200     02/01/20            5,646,427
      2,000   Effingham Cnty, GA Dev Auth
                 Solfort James Proj (AMT)                  5.625     07/01/18            2,035,720
      2,250   Effingham Cnty, GA Indl Dev
                 Auth GA Pacific Corp Proj
                 Rfdg                                      6.500     06/01/31            2,395,575

              GEORGIA (CONTINUED)
   $  1,000   Fulton Cnty, GA Residential Care
                 Canterbury Crt Proj Ser A                  6.125%    02/15/26       $  1,065,260
      1,750   Fulton Cnty, GA Residential Care
                 Canterbury Crt Proj Ser A                  6.125     02/15/34          1,859,235
      3,520   Fulton Cnty, GA Residential Care
                 Saint Anne's Terrace Proj
                 Rfdg                                       7.625     12/01/33          3,995,024
      1,025   Fulton Cnty, GA Residential Care
                 Sr Lien RHA Asstd Living Ser
                 A                                          6.900     07/01/19          1,078,474
      4,810   Fulton Cnty, GA Residential Care
                 Sr Lien RHA Asstd Living Ser
                 A                                          7.000     07/01/29          5,064,353
      2,930   Renaissance On Peachtree Unit
                 Ctf                                        6.000     10/01/25          2,613,736
      1,000   Richmond Cnty, GA Dev Auth
                 Intl Paper Co Proj Rfdg Ser A
                 (AMT)                                      6.000     02/01/25          1,071,990
      2,500   Rockdale Cnty, GA Dev Auth
                 Solid Waste Disp Visy Paper
                 Inc Proj (AMT)                             7.500     01/01/26          2,520,725
        920   Savannah, GA Econ Dev Auth
                 Rev First Mtg Marshes of
                 Skidway Ser A                              7.400     01/01/24          1,020,565
      3,650   Savannah, GA Econ Dev Auth
                 Rev First Mtg Marshes of
                 Skidway Ser A                              7.400     01/01/34          4,036,498
     20,685   Tax Exempt Grantor Tr Sr Tier
                 Ser A (a)                                  6.000     10/01/25         19,512,988
                                                                                     ------------
                                                                                      124,620,993
                                                                                     ------------
              HAWAII 0.7%
      8,500   Hawaii Pac Hlth Spl Purp Rev
                 Ser A                                      5.600     07/01/33          9,001,160
      3,000   Hawaii St Dept Budget & Fin
                 Kahala Nui Proj Ser A                      7.875     11/15/23          3,487,590

              HAWAII (CONTINUED)
   $  5,300   Hawaii St Dept Budget & Fin Spl
                 Purp Rev Kahala Nui Proj Ser
                 A                                          7.400%    11/15/17       $  6,031,453
      2,500   Hawaii St Dept Budget & Fin Spl
                 Purp Rev Kahala Nui Proj Ser
                 A                                          8.000     11/15/33          2,909,575
      5,000   Kuakini, HI Hlth Sys Spl Purp Rev
                 Ser A                                      6.300     07/01/22          5,498,400
      5,000   Kuakini, HI Hlth Sys Spl Purp Rev
                 Ser A                                      6.375     07/01/32          5,500,150
                                                                                     ------------
                                                                                       32,428,328
                                                                                     ------------
              IDAHO   0.2%
      5,350   Gooding Cnty, ID Indl Dev
                 Intrepid Technology & Res Proj
                 (AMT) (Acquired 11/03/06,
                 Cost $5,356,668) (g)                       7.500     11/01/24          5,413,879
      4,090   Idaho Hlth Fac Auth Rev Vly
                 Vista Care Rfdg Ser A                      7.875     11/15/29          4,282,271
                                                                                     ------------
                                                                                        9,696,150
                                                                                     ------------
              ILLINOIS 10.5%
      3,822   Antioch Vlg, IL Spl Svc Area No
                 1 Spl Tax Deercrest Proj                   6.625     03/01/33          4,144,768
      5,657   Antioch Vlg, IL Spl Svc Area No
                 2 Spl Tax Clublands Proj                   6.625     03/01/33          6,134,734
      4,475   Bolingbrook, IL Spl Svc Area No
                 01-1 (Prerefunded @
                 7/01/11)                                   7.375     07/01/31          5,120,608
      3,961   Bolingbrook, IL Spl Svc Area No
                 1 Spl Tax Augusta Vlg Proj
                 (Prerefunded @ 3/01/32)
                 (Acquired 11/13/02, Cost
                 $3,961,000) (g)                            6.750     03/01/32          4,489,199

              ILLINOIS (CONTINUED)
   $  1,990   Bolingbrook, IL Spl Svc Area No
                 1 Spl Tax Augusta Vlg Proj
                 Ser 2004 (Prerefunded @
                 3/01/12)                            6.250%    03/01/32         $  2,212,780
      3,923   Bolingbrook, IL Spl Svc Area No
                 3 Spl Tax Lakewood Ridge
                 Proj (Prerefunded @ 3/01/12)        7.050     03/01/31            4,400,861
      2,000   Carol Stream, IL First Mtg Rev
                 Windsor Park Manor Proj Rfdg
                 (Prerefunded @ 12/01/07)            7.200     12/01/14            2,086,080
        156   Cary, IL Spl Tax Spl Svc Area
                 No 1 Cambridge Ser A (l)            7.500     03/01/10              164,719
        872   Cary, IL Spl Tax Svc Area No 1
                 Cambridge Ser A
                 (Prerefunded @ 03/01/10)            7.625     03/01/30              975,576
      1,750   Chicago, IL Increment Alloc Rev
                 Diversey/Narragansett Proj
                 (Acquired 08/01/06, Cost
                 $1,868,173) (g)                     7.460     02/15/26            1,874,950
      5,690   Chicago, IL Midway Arpt Rev
                 Drivers Ser 229 (FSA Insd)
                 (Acquired 09/19/01, Cost
                 $5,889,111) (a)(h)                  6.668     01/01/18            6,416,613
     31,940   Chicago, IL Metro Wtr Reclamation
                 Dist Gtr Chicago Rfdg (b)           5.000     12/01/29           34,248,623
        155   Chicago, IL Neighborhoods Alive
                 (FGIC Insd) (Prerefunded @
                 07/01/10)                           6.000     01/01/28              167,803
     10,000   Chicago, IL O'Hare Intl Arpt Rev
                 (MBIA Insd)(b)                      5.250     01/01/27           10,618,200
     15,000   Chicago, IL O'Hare Intl Arpt Rev
                 (MBIA Insd)(b)                      5.000     01/01/29           16,143,300
    108,180   Chicago, IL O'Hare Intl Arpt Rev
                 Ser A (FGIC Insd)(b)                5.000     01/01/33          114,798,452
     10,000   Chicago, IL O'Hare Intl Arpt Rev
              Ser A (MBIA Insd)(b)                   5.250     01/01/26           10,762,200

              ILLINOIS (CONTINUED)
   $  4,000   Chicago, IL Spl Assmt Lake
                 Shore East Proj                            6.750%    12/01/32       $ 4,352,760
      1,020   Chicago, IL Tax Increment Alloc
                 Read Dunning Ser B (ACA
                 Insd)                                      7.250     01/01/14         1,043,144
     20,000   Cook County, IL Cap Impt Ser B
                 (MBIA Insd)(b)                             5.000     11/15/29        21,226,400
      4,985   Cortland, IL Spl Svc Area No 01
                 Spl Tax Neucort Lakes
                 Proj (a)                                   6.875     03/01/32         5,471,287
      2,500   Gilberts, IL Spl Svc Area No 19
                 Spl Tax Ser 1                              5.375     03/01/16         2,486,950
      3,000   Gilberts, IL Spl Svc Area No 9
                 Spl Tax Big Timber Proj
                 (Prerefunded @ 03/01/11) (m)               7.750     03/01/27         3,481,620
      2,500   Godfrey, IL Rev Utd Methodist
                 Vlg Ser A                                  5.875     11/15/29         2,117,150
      3,250   Hoopeston, IL Hosp Cap Impt
                 Rev Hoopeston Cmnty Mem
                 Hosp Impt & Rfdg                           6.550     11/15/29         3,313,180
      2,760   Huntley, IL Increment Alloc Rev
                 Huntley Redev Proj Ser A                   8.500     12/01/15         2,814,565
      3,987   Huntley, IL Spl Svc Area No 10
                 Ser A                                      6.500     03/01/29         4,187,387
      4,320   Huntley, IL Spl Svc Area No 6 (a)             6.750     02/01/25         4,477,594
      3,850   Huntley, IL Spl Svc Area No 7 (a)             6.300     03/01/28         4,028,909
      3,100   Illinois Dev Fin Auth Rev
                 Midwestern Univ Ser B                      6.000     05/15/31         3,341,738
      9,450   Illinois Fin Auth Rev Clare Oaks
                 Proj Ser A                                 6.000     11/15/39         9,953,685
      4,000   Illinois Fin Auth Rev Clare Oaks
                 Proj Ser A                                 6.125     05/15/38         4,227,280
      2,000   Illinois Fin Auth Rev Clare Wtr
                 Tower Proj Ser A                           6.000     05/15/25         2,099,340

              ILLINOIS (CONTINUED)
   $  1,750   Illinois Fin Auth Rev Cmnty Fac
                 Clinic Altgeld Proj                        8.000%    11/15/16       $  1,775,585
      2,500   Illinois Fin Auth Rev Fairview
                 Oblig Grp Rfdg Ser A                       6.125     08/15/27          2,548,150
      3,500   Illinois Fin Auth Rev Franciscan
                 Cmnty Inc                                  5.500     05/15/37          3,573,745
      3,000   Illinois Fin Auth Rev Franciscan
                 Cmnty Inc Ser A                            5.500     05/15/27          3,087,150
      2,500   Illinois Fin Auth Rev Franciscan
                 Cmnty Saint Joseph Ser A                   6.000     05/15/34          2,541,200
      5,000   Illinois Fin Auth Rev Kewanee
                 Hosp Proj                                  5.100     08/15/31          5,145,500
      5,000   Illinois Fin Auth Rev Luther Oaks
                 Proj Ser A                                 6.000     08/15/39          5,295,900
      1,000   Illinois Fin Auth Student Hsg Rev
                 MJH Ed Assistance IV Sr Ser
                 A                                          5.125     06/01/35          1,034,820
      2,365   Illinois Hlth Fac Auth Rev
                 Chestnut Square at Glen Proj
                 Ser A (a)                                  6.625     08/15/24          2,373,892
      3,255   Illinois Hlth Fac Auth Rev
                 Chestnut Square at Glen Proj
                 Ser A (a)                                  7.000     08/15/29          3,429,989
      2,000   Illinois Hlth Fac Auth Rev Condell
                 Med Ctr                                    5.500     05/15/32          2,091,400
      1,250   Illinois Hlth Fac Auth Rev
                 Covenant Retirement Cmnty                  5.875     12/01/31          1,321,612
      5,000   Illinois Hlth Fac Auth Rev
                 Covenant Retirement Cmnty
                 Ser B                                      6.125     12/01/28          5,383,150
      2,000   Illinois Hlth Fac Auth Rev Ctr
                 Baptist Home Proj                          7.125     11/15/29          2,111,120
      3,530   Illinois Hlth Fac Auth Rev
                 Friendship Vlg Schaumburg A
                 (Prerefunded @ 12/01/07)                   5.250     12/01/18          3,631,593

              ILLINOIS (CONTINUED)
   $  6,895   Illinois Hlth Fac Auth Rev Lifelink
                 Corp Oblig Grp Rfdg                        5.700%    02/15/24       $  7,097,782
      2,120   Illinois Hlth Fac Auth Rev Lifelink
                 Corp Oblig Grp Rfdg                        5.850     02/15/20          2,125,788
        990   Illinois Hlth Fac Auth Rev Loyola
                 Univ Hlth Sys Ser A
                 (Prerefunded @ 7/01/11)                    6.000     07/01/21          1,076,150
      6,000   Illinois Hlth Fac Auth Rev
                 Lutheran Sr Ministries Oblig
                 Ser A (Prerefunded @
                 08/15/11)                                  7.375     08/15/31          6,935,700
      2,000   Illinois Hlth Fac Auth Rev OSF
                 Healthcare Sys (Prerefunded
                 @ 11/15/09)                                6.250     11/15/29          2,150,920
        660   Illinois Hlth Fac Auth Rev Rfdg
                 Lifelink Corp Oblig Grp                    5.950     02/15/21            659,960
        750   Illinois Hlth Fac Auth Rev Rfdg
                 Ser A                                      6.200     08/15/23            761,933
      3,375   Illinois Hlth Fac Auth Rev Rfdg
                 Ser A                                      6.400     08/15/33          3,433,624
      2,650   Illinois Hlth Fac Auth Rev Ser A              7.000     11/15/32          2,904,109
      6,750   Illinois Hlth Fac Auth Rev St
                 Benedict Ser 2003A                         6.900     11/15/33          7,497,158
     22,800   Illinois St (MBIA Insd)(b)                    5.000     09/01/28         24,273,792
      7,019   Illinois St Real Estate Lease Ctf
                 (ACA Insd) (Acquired
                 07/01/98, Cost
                 $8,056,849) (f)(g)                         8.715     06/15/18          7,323,710
      1,825   Lincolnshire, IL Spl Svc Area
                 Sedgebrook Proj                            6.250     03/01/34          1,959,521
      1,425   Loves Park, IL Rev Hoosier Care
                 Proj Ser A                                 7.125     06/01/34          1,475,474

              ILLINOIS (CONTINUED)
   $  2,215   Manhattan, IL No 04 -1
                 Brookstone Springs Proj             6.100%    03/01/35         $   2,365,288
      1,500   Metropolitan Pier & Expo IL
                 McCormick Pl Expn Proj A
                 Rfdg                                5.500     06/15/27             1,501,635
      3,949   Minooka, IL Spl Assmt Impt
                 Lakewood Trails Proj                6.625     03/01/33             4,320,996
      1,905   Minooka, IL Spl Assmt Impt
                 Lakewood Trails Unit 2 Proj         6.375     03/01/34             2,075,155
      2,971   Minooka, IL Spl Assmt Impt
                 Praire Ridge Proj                   6.875     03/01/33             3,288,927
      2,137   Montgomery, IL Spl Assmt Impt
                 Lakewood Creek Proj
                 (Prerefunded @ 3/01/11)             7.750     03/01/30             2,461,952
      2,248   Pingree Grove, IL Spl Svc Area
                 Cambridge Lakes Proj Ser 06         6.000     03/01/36             2,361,681
      3,000   Pingree Grove, IL Spl Svc Area
                 No 2 Spl Tax Cambridge Lakes
                 Proj Ser 05-2                       6.000     03/01/35             3,172,230
      3,685   Pingree Grove Vlg, IL Rev
                 Cambridge Lakes Learning
                 Ctr                                 6.000     06/01/36             3,722,145
      2,320   Plano, IL Spl Svc Area No 1
                 Lakewood Springs Proj Ser A         6.200     03/01/34             2,497,828

              ILLINOIS (CONTINUED)
   $  5,023   Round Lake, IL Lakewood
                 Grove Spl Svc Area No 4 Spl
                 Tax (a)                             6.750%    03/01/33         $  5,528,364
      3,686   Round Lake, IL Rev                     6.700     03/01/33            4,047,412
      3,285   Saint Charles, IL Spl Svc Area
                 No 21 (a)                           6.625     03/01/28            3,405,789
      1,925   Volo Vlg, IL Spl Svc Area No 3
                 Symphony Meadows Proj Ser
                 1                                   6.000     03/01/36            2,022,347
      3,200   Wheeling, IL Tax Increment Rev
                 N Milwaukee/Lake Cook Tif
                 Proj                                6.000     01/01/25            3,276,992
      2,078   Yorkville, IL Utd City Spl Svc
                 Area Spl Tax No 2003-100
                 Raintree Vlg Proj (Acquired
                 09/05/03, Cost
                 $2,078,000) (g)                     6.875     03/01/33            2,279,940
      2,871   Yorkville, IL Utd City Spl Svc
                 Area Spl Tax No 2003-101
                 Windett Ridge Proj (Acquired
                 09/03/03, Cost
                 $2,871,000) (g)                     6.875     03/01/33            3,150,004
      2,377   Yorkville, IL Utd City Spl Svc
                 Area Spl Tax No 4 104 MPI
                 Grade Res Proj                      6.375     03/01/34            2,562,976
      3,500   Yorkville, IL Utd City Spl Svc No
                 2005-108-Autumn Creek Proj          6.000     03/01/36            3,676,995
                                                                                ------------
                                                                                 476,121,537
                                                                                ------------
              INDIANA 2.3%
      1,500   Anderson, IN Econ Dev Rev
                 Anderson Univ Proj
                 (Prerefunded @ 10/01/11)            6.375     10/01/26            1,646,370

              INDIANA (CONTINUED)
   $  1,100   Crawfordsville, IN Redev Cmnty
                 Dist Tax Increment Rev
                 (Acquired 10/15/97, Cost
                 $1,100,000) (a)(g)                           7.350%    02/01/17        $ 1,124,288
      1,020   Delaware Cnty, IN Redev Dist
                 Tax Increment Rev                            6.875     02/01/18          1,030,312
     27,000   Indiana Hlth & Ed Fac Fin Auth
                 Hosp Rev Clarian Hlth Oblig
                 Grp Ser B (b)                                5.000     02/15/26         28,239,840
     11,000   Indiana Hlth & Ed Fac Fin Auth
                 Hosp Rev Clarian Hlth Oblig
                 Grp Ser B (b)                                5.000     02/15/30         11,447,095
      1,500   Indiana Hlth Fac Fin Auth H
                 Cmnty Fndtn Northwest IN Ser
                 A                                            6.250     03/01/25          1,645,935
      3,435   Indiana Hlth Fac Fin Auth Rev
                 Franciscan Cmnty Rfdg Ser
                 A (a)                                        6.400     05/15/24          3,464,060
      2,335   Indiana Hlth Fac Fin Auth Rev
                 Hoosier Care Proj Ser A                      7.125     06/01/34          2,417,706
      1,000   Indiana Hlth Fac Hosp Rev
                 Cmnty Fndtn Northwest IN Ser
                 A                                            5.375     03/01/19          1,043,780
      2,000   Indiana Hlth Fac Hosp Rev
                 Cmnty Fndtn Northwest IN Ser
                 A                                            6.000     03/01/34          2,162,560
      7,894   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A (AMBAC Insd) (b)               5.000     01/01/28          8,473,281
     14,378   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A (AMBAC Insd) (b)               5.000     01/01/26         15,433,285
     15,128   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A (AMBAC Insd) (b)               5.000     01/01/27         16,238,220
      3,000   North Manchester, IN Rev
                 Peabody Retirement Cmnty
                 Proj Ser A                                   7.250     07/01/33          3,156,840
      2,000   Portage, IN Spl Impt Dist Rev
                 Marina Shores Proj                           6.375     03/01/35          2,074,840


              INDIANA (CONTINUED)
   $    175   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser B (a)            *      12/30/10        $     131,010
        135   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/11               93,644
        130   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/12               83,533
        130   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/13               77,379
        125   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/14               68,927
        125   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/15               63,855
        125   Saint Joseph Cnty, IN Redev Dist
                 Tax Increment Rev Ser
                 B (a)                                  *      12/30/16               59,158
      1,405   Valparaiso, IN Econ Dev Rev
                 First Mtg Whispering Pines
                 Ctr (a)                             7.750%    01/01/12            1,406,166
      2,045   Valparaiso, IN Econ Dev Rev
                 First Mtg Whispering Pines
                 Ctr (a)                             8.000     01/01/17            2,048,783
      2,170   Whiting, IN Redev Dist Tax
                 Increment Rev Standard Ave
                 Proj                                5.350     01/15/27            2,172,344
                                                                               -------------
                                                                                 105,803,211
                                                                               -------------
              IOWA   0.6%
      2,515   Black Hawk Cnty, IA Hlthcare
                 Fac Rev Western Home Proj
                 Ser B                               6.625     05/01/33            2,572,367

              IOWA (CONTINUED)
   $  1,000   Bremer Cnty, IA Hlthcare &
                 Residential Fac Rev Proj Rfdg
                 (Prerefunded @ 11/15/09)                     7.250%    11/15/29        $ 1,091,290
      2,245   Des Moines, IA Sr Hsg Rev
                 Luther Park Apts Inc Proj                    6.250     12/01/34          2,349,954
        615   Evansdale, IA Hlthcare Western
                 Home Proj  (a)                               6.000     11/01/39            627,060
      5,600   Evansdale, IA Hlthcare Western
                 Home Proj Ser A (a)                          6.000     11/01/39          5,682,432
      3,000   Iowa Fin Auth Cmnty Provider
                 Rev Boys & Girls Home Family
                 Proj (ACA Insd)                              6.250     12/01/28          3,105,540
      2,210   Iowa Fin Auth Hlthcare Fac Care
                 Initiatives Proj Rfdg
                 (Prerefunded @ 7/01/11)                      9.250     07/01/25          2,707,162
      2,265   Iowa Fin Auth Retirement Fac
                 Presbyterian Homes Mill Pond                 6.000     10/01/33          2,266,064
      1,500   Polk Cnty, IA Hlthcare Fac Rev
                 Luther Pk Hlth Ctr Inc Proj                  6.150     10/01/36          1,548,630
      2,000   Polk Cnty, IA Hlthcare Fac Rev
                 Luther Pk Hlth Ctr Inc Proj                  6.750     10/01/33          2,070,260
      1,250   Scott Cnty, IA Rev Ridgecrest
                 Vlg Rfdg                                     5.625     11/15/18          1,307,125
                                                                                        -----------
                                                                                         25,327,884
                                                                                        -----------
              KANSAS 0.5%
      4,000   Lenexa, KS Hlthcare Fac Rev
                 Lakeview Vlg Inc Ser B                       6.250     05/15/26          4,088,760
      2,000   Lenexa, KS Hlthcare Fac Rev
                 Lakeview Vlg Inc Ser C                       6.700     05/15/27          2,006,800
      1,750   Lenexa, KS Hlthcare Fac Rev
                 Lakeview Vlg Inc Ser C                       6.875     05/15/32          1,911,892
      5,000   Manhattan, KS Hlthcare Fac Rev
                 Meadowlark Hills Retirement
                 A                                            5.000     05/15/24          5,114,100

              KANSAS (CONTINUED)
   $  2,000   Manhattan, KS Hlthcare Fac Rev
                 Meadowlark Hills Retirement
                 A                                          5.000%    05/15/36       $  2,016,580
      3,500   Neosho Cnty, KS Hosp Rev
                 Rfdg Ser A                                 5.150     09/01/31          3,567,375
      1,000   Olathe, KS Sr Living Fac Rev
                 Catholic Care Campus Inc Ser
                 A                                          6.000     11/15/26          1,072,140
      1,000   Olathe, KS Sr Living Fac Rev
                 Catholic Care Campus Inc Ser
                 A                                          6.000     11/15/38          1,076,440
      3,000   Overland Pk, KS Dev Corp Rev
                 First Tier Overland Park Ser
                 A                                          7.375     01/01/32          3,283,440
                                                                                     ------------
                                                                                       24,137,527
                                                                                     ------------
              KENTUCKY 0.1%
      2,830   Murray, KY Hosp Fac Rfdg                      5.125     08/01/37          2,949,709
                                                                                     ------------

              LOUISIANA 0.6%
      7,000   Hodge, LA Util Rev Com Rfdg
                 (AMT)                                      7.450     03/01/24          8,920,030
      3,180   Louisiana Loc Govt Environment
                 Fac Cmnty Dev Auth Rev
                 Eunice Student Hsg Fndtn
                 Proj                                       7.375     09/01/33          2,902,799
      3,852   Louisiana Loc Govt Environment
                 Fac Cmnty Dev Auth Rev
                 Hlthcare Saint James Pl Rfdg
                 Ser A                                      7.000     11/01/25          4,026,804
      3,200   Louisiana Loc Govt Environment
                 Fac Cmnty Dev Auth Rev
                 Hlthcare Saint James Pl Rfdg
                 Ser A                                      7.000     11/01/29          3,342,144
      1,300   Louisiana Loc Govt Environment
                 Fac Sr Air Cargo (AMT)                     6.650     01/01/25          1,401,933

              LOUISIANA (CONTINUED)
   $  1,450   Louisiana Pub Fac Auth Rev Hlth
                 Fac Glen Retirement Ser A           6.700%    12/01/25         $  1,464,863
      1,000   Louisiana Pub Fac Auth Rev
                 Progressive Hlthcare                6.375     10/01/20            1,022,290
      1,000   Louisiana Pub Fac Auth Rev
                 Progressive Hlthcare                6.375     10/01/28            1,020,020
      3,000   Louisiana St Hlth Ed Auth
                 Lambeth House Proj Rfdg Ser
                 A                                   6.200     01/01/28            3,058,380
      2,000   Saint Tammany, LA Pub Trust
                 Fin Auth Rev Christwood Proj
                 Rfdg                                5.700     11/15/28            2,050,360
                                                                                ------------
                                                                                  29,209,623
                                                                                ------------
              MAINE   0.2%
      2,000   Maine Hlth & Higher Ed Fac Piper
                 Shores Ser A (Prerefunded @
                 01/01/09)                           7.550     01/01/29            2,124,140
      8,050   Rumford, ME Solid Waste Disp
                 Rev Boise Cascade Corp Proj
                 Rfdg (AMT)                          6.875     10/01/26            8,798,087
                                                                                ------------
                                                                                  10,922,227
                                                                                ------------
              MARYLAND 1.3%
      1,908   Anne Arundel Cnty, MD Spl Tax
                 Farmington Vlg Proj Ser A           6.250     06/01/25            1,986,839
      2,500   Baltimore Cnty, MD Mtg Rev
                 Shelter Elder Care Ser A            7.250     11/01/29            2,612,875
      3,500   Brunswick, MD Spl Oblg
                 Brunswick Crossing Spl
                 Taxing                              5.500     07/01/36            3,601,430
      1,500   Frederick Cnty, MD Spl Oblig
                 Urbana Cmnty Dev Auth               6.625     07/01/25            1,540,530
      5,500   Gaithersburg, MD Economic Dev
                 Asbury Maryland Oblig Group
                 A                                   5.125     01/01/36            5,726,160

              MARYLAND (CONTINUED)
   $  1,070   Maryland St Cmnty Dev Admin
                 Residential Ser B (AMT)                     5.450%    09/01/32        $ 1,098,558
      6,715   Maryland St Econ Dev Corp Air
                 Cargo BW II LLC Rfdg (AMT)                  6.500     07/01/24          6,922,963
      1,635   Maryland St Econ Dev Corp Air
                 Cargo BW II LLC Rfdg (AMT)                  7.340     07/01/24          1,808,817
      2,950   Maryland St Econ Dev Corp MD
                 Golf Course Sys (Prerefunded
                 @ 06/01/11)                                 8.250     06/01/28          3,419,227
      5,000   Maryland St Econ Dev Corp Rev
                 Sr Lien Chesapeake Bay Rfdg
                 Ser A                                       5.000     12/01/31          5,071,000
      2,000   Maryland St Hlth & Higher Ed
                 Collington Episcopal
                 (Prerefunded @ 4/01/11)                     6.750     04/01/23          2,224,620
      1,300   Maryland St Hlth & Higher Ed
                 Fac Auth Rev                                5.300     01/01/37          1,326,897
      1,400   Maryland St Hlth & Higher Ed
                 Medstar Hlth Rfdg                           5.375     08/15/24          1,504,902
      7,770   Maryland St Hlth & Higher Ed
                 Medstar Hlth Rfdg                           5.500     08/15/33          8,347,000
        320   Montgomery Cnty, MD Econ Dev
                 Rev Editorial Proj In Ed Ser A
                 (Acquired 09/28/98, Cost
                 $321,044) (g)                               6.250     09/01/08            308,848
      3,730   Montgomery Cnty, MD Econ Dev
                 Rev Editorial Proj In Ed Ser A
                 (Acquired 09/28/98, Cost
                 $3,730,000) (g)                             6.400     09/01/28          3,383,446
      1,345   Montgomery Cnty, MD Spl Oblig
                 West Germantown Dev Dist
                 Ser B (a)                                   6.700     07/01/27          1,475,815


              MARYLAND (CONTINUED)
   $  4,000   Prince Georges Cnty, MD Spl
                 Oblig Woodview Vlg Phase II
                 Subdist (Prerefunded @
                 7/01/12)                            7.000%    07/01/32         $  4,679,760
      1,000   Westminster, MD Econ Dev
                 Carroll Lutheran Vlg Ser A          6.000     05/01/24            1,070,470
      1,500   Westminster, MD Econ Dev
                 Carroll Lutheran Vlg Ser A          6.250     05/01/34            1,615,035
                                                                                ------------
                                                                                  59,725,192
                                                                                ------------
              MASSACHUSETTS 6.8%
      1,620   Boston, MA Indl Dev Fin Auth
                 First Mtg Springhouse Inc
                 Rfdg                                5.875     07/01/18            1,655,008
      4,750   Boston, MA Indl Dev Fin Auth
                 First Mtg Springhouse Inc
                 Rfdg                                6.000     07/01/28            4,875,067
     43,120   Massachusetts Bay Transn
                 Auth MA Sales Tax Rev Ser A
                 (b)                                 5.000     07/01/27           49,243,902
      1,500   Massachusetts St Dev Fin Agy
                 Briarwood Ser B (Prerefunded
                 @ 12/01/10) (a)                     8.000     12/01/18            1,730,175
      2,500   Massachusetts St Dev Fin Agy
                 Briarwood Ser B (Prerefunded
                 @ 12/01/10)                         8.000     12/01/22            2,883,625
      6,085   Massachusetts St Dev Fin Agy
                 Criterion Child
                 Enrichment (a)                      6.750     01/01/34            6,617,924
      1,015   Massachusetts St Dev Fin Agy
                 Dimock Cmnty Hlth Ctr (a)           6.250     12/01/13            1,047,328
      7,565   Massachusetts St Dev Fin Agy
                 Dimock Cmnty Hlth Ctr (a)           6.750     12/01/33            8,030,853


              MASSACHUSETTS (CONTINUED)
   $  2,000   Massachusetts St Dev Fin Agy
                 First Mtg Loomis Cmntys Proj
                 Ser A                                       6.900%    03/01/32        $ 2,210,420
        850   Massachusetts St Dev Fin Agy
                 First Mtg Overlook Cmntys Ser
                 A                                           6.125     07/01/24            891,327
      5,220   Massachusetts St Dev Fin Agy
                 First Mtg Overlook Cmntys Ser
                 A                                           6.250     07/01/34          5,486,168
      2,205   Massachusetts St Dev Fin Agy
                 Lexington Montessori Sch
                 Issue (Acquired 07/30/99,
                 Cost $2,231,340) (a)(g)                     6.625     08/01/29          2,315,316
        750   Massachusetts St Dev Fin Agy
                 MCHSP Human Svc Providers
                 Ser A                                       6.750     07/01/18            781,058
        405   Massachusetts St Dev Fin Agy
                 MCHSP Human Svc Providers
                 Ser A (a)(l)                                7.500     07/01/10            432,467
      5,865   Massachusetts St Dev Fin Agy
                 Regis College                               5.500     10/01/28          5,890,219
        810   Massachusetts St Dev Fin Agy
                 Rev Boston Architectural Ctr
                 (ACA Insd)                                  6.100     09/01/18            847,924
      1,445   Massachusetts St Dev Fin Agy
                 Rev Boston Architectural Ctr
                 (ACA Insd)                                  6.250     09/01/28          1,511,672
      1,685   Massachusetts St Dev Fin Agy
                 Rev Developmental Disabilities
                 Inc (a)                                     6.750     06/01/20          1,790,852
      9,015   Massachusetts St Dev Fin Agy
                 Rev Developmental Disabilities
                 Inc (Acquired 10/04/01,
                 12/20/02, 11/19/03, Cost
                 $9,391,260) (a)(g)                          8.000     06/01/20          9,501,630

              MASSACHUSETTS (CONTINUED)
   $  1,080   Massachusetts St Dev Fin Agy
                 Rev Greater Lynn Mental Hlth
                 Ser B (Prerefunded @
                 06/01/08) (Acquired 11/19/98,
                 Cost $1,080,000) (g)                       6.375%    06/01/18        $ 1,131,980
        735   Massachusetts St Dev Fin Agy
                 Rev Gtr Lynn Mental Hlth
                 (Prerefunded @ 06/01/08)
                 (Acquired 07/27/00, Cost
                 $735,000) (g)                              7.750     06/01/18            782,459
      1,500   Massachusetts St Dev Fin Agy
                 Rev Hampshire College                      5.700     10/01/34          1,612,515
      4,650   Massachusetts St Dev Fin Agy
                 Rev Hillcrest Ed Ctr Inc                   6.375     07/01/29          4,774,155
      4,825   Massachusetts St Dev Fin Agy
                 Rev Hlthcare Fac Alliance Ser
                 A                                          7.100     07/01/32          5,046,902
      1,025   Massachusetts St Dev Fin Agy
                 Rev MCHSP Human Svc
                 Providers Ser A (Prerefunded
                 @ 07/01/10)                                8.000     07/01/20          1,163,191
      2,370   Massachusetts St Dev Fin Agy
                 Rev MCHSP Human Svc
                 Providers Ser C (a)                        7.750     07/01/30          2,524,311
      4,955   Massachusetts St Dev Fin Agy
                 Rev New England Ctr For
                 Children                                   6.000     11/01/19          5,132,389
      7,000   Massachusetts St Dev Fin Agy
                 Rev Rfdg First Mtg Reeds
                 Accd Invt                                  5.750     10/01/31          7,058,240
      2,965   Massachusetts St Dev Fin Agy
                 Rev Whitney Academy
                 Issue (a)                                  7.500     09/01/30          3,192,504

              MASSACHUSETTS (CONTINUED)
   $    720   Massachusetts St Hlth & Ed
                 Baystate Fac Auth Rev Med
                 Ctr Ser F                                   5.500%    07/01/22       $   767,160
      2,500   Massachusetts St Hlth & Ed
                 Caritas Christi Oblig Grp Ser
                 A                                           5.750     07/01/28         2,594,825
      9,845   Massachusetts St Hlth & Ed
                 Caritas Christi Oblig Grp Ser
                 B                                           6.250     07/01/22        10,842,692
      5,000   Massachusetts St Hlth & Ed Fac
                 Auth Rev Caritas Christi Oblig
                 Grp Ser B                                   6.750     07/01/16         5,640,250
     10,145   Massachusetts St Hlth & Ed Fac
                 Auth Rev Christopher House
                 Rfdg Ser A                                  6.875     01/01/29        10,512,148
      6,800   Massachusetts St Hlth & Ed Fac
                 Auth Rev Civic Invt Ser B                   9.150     12/15/23         8,360,600
      3,610   Massachusetts St Hlth & Ed Fac
                 Auth Rev Jordan Hosp Ser D                  5.250     10/01/23         3,664,619
      1,465   Massachusetts St Hlth & Ed Fac
                 Auth Rev Jordan Hosp Ser D                  5.375     10/01/28         1,491,619
      6,750   Massachusetts St Hlth & Ed Fac
                 Auth Rev Jordan Hosp Ser E                  6.750     10/01/33         7,491,893
      7,490   Massachusetts St Hlth & Ed Fac
                 Auth Rev Lasell College Ser
                 A (a)                                       5.625     07/01/29         7,688,485
      5,600   Massachusetts St Hlth & Ed Fac
                 Auth Rev Milford Whitinsville
                 Hosp Ser D (Prerefunded @
                 7/15/12)                                    6.350     07/15/32         6,332,984
      3,000   Massachusetts St Hlth & Ed Fac
                 Auth Rev Nichols College
                 Issue Ser C                                 6.125     10/01/29         3,167,910
      1,783   Massachusetts St Hlth & Ed Fac
                 Nichols College Issue Ser C                 6.000     10/01/17         1,889,570

              MASSACHUSETTS (CONTINUED)
   $  1,000   Massachusetts St Hlth & Ed
                 Northrn Berkshire Hlth Ser B           6.250%    07/01/24       $  1,075,630
      3,005   Massachusetts St Hlth & Ed
                 Northrn Berkshire Hlth Ser B           6.375     07/01/34          3,220,218
      2,000   Massachusetts St Hlth & Ed
                 Partn Hlthcare Sys Ser C               5.750     07/01/32          2,161,180
     10,000   Massachusetts St Hlth & Ed Fac
                 Auth Rev Harvard Univ Ser DD
                 (b)                                    5.000     07/15/35         10,405,900
      7,600   Massachusetts St Hlth & Ed
                 Saint Mem Med Ctr Ser A                6.000     10/01/23          7,609,652
        620   Massachusetts St Indl Fin Agy
                 HMEA Issue (a)                         7.000     09/01/12            635,605
        660   Massachusetts St Indl Fin Agy
                 Rev First Mtg GF/Pilgrim Inc
                 Proj                                   6.500     10/01/15            614,348
      2,000   Massachusetts St Indl Fin Agy
                 Rev First Mtg GF/Pilgrim Inc
                 Proj                                   6.750     10/01/28          1,780,280
     12,465   Massachusetts St Indl Fin Agy
                 Rev First Mtg Reeds Landing
                 Proj (Prerefunded @
                 10/01/08) (j)                     7.450/7.550    10/01/28         13,473,294
      1,310   Massachusetts St Indl Fin Agy
                 Rev First Mtg Stone Institute &
                 Newton                                 7.700     01/01/14          1,312,306
        485   Massachusetts St Indl Fin Agy
                 Rev Gtr Lynn Mental Hlth
                 (Acquired 06/24/98, Cost
                 $485,000) (g)(l)                       6.200     06/01/08            498,080
      4,300   Massachusetts St Indl Fin Agy
                 Rev Gtr Lynn Mental Hlth
                 (Prerefunded @ 06/01/08)
                 (Acquired 06/24/98, Cost
                 $4,300,000) (g)                        6.375     06/01/18          4,506,959

              MASSACHUSETTS (CONTINUED)
   $  2,600   Massachusetts St Indl Fin Agy
                 Rev Montserrat College Art
                 Issue (Acquired 12/23/97,
                 Cost $2,600,000) (a)(g)               7.000%   12/01/27         $  2,705,040
      2,000   Massachusetts St Indl Fin Agy
                 Rev Sr Living Fac Forge Hill
                 Proj (AMT)                            6.750    04/01/30            2,062,420
     41,020   Massachusetts St Sch Bldg
                 Auth Dedicated Sales Tax (FSA
                 Insd) (b)                             5.000    08/15/30           43,864,327
                                                                                 ------------
                                                                                  306,531,575
                                                                                 ------------
              MICHIGAN 3.6%
      1,000   Chelsea, MI Econ Dev Corp Rev
                 Utd Methodist Retirement
                 Rfdg                                  5.400    11/15/18            1,018,350
      3,715   Chelsea, MI Econ Dev Corp Rev
                 Utd Methodist Retirement
                 Rfdg                                  5.400    11/15/27            3,769,165
      2,540   Conner Creek Academy East
                 Michpub Sch Academy Rev
                 Rfdg                                  5.000    11/01/26            2,548,534
      2,250   Conner Creek Academy East
                 Michpub Sch Academy Rev
                 Rfdg                                  5.250    11/01/31            2,293,425
        790   Detroit, MI Loc Dev Fin Auth Tax
                 Increment Sr Ser B (Acquired
                 09/08/97, Cost $790,000) (g)          6.700    05/01/21              808,138
      2,875   Detroit, MI Loc Dev Fin Auth Tax
                 Increment Sub Ser C
                 (Acquired 09/08/97, Cost
                 $2,875,000) (g)                       6.850    05/01/21            2,940,406
     13,670   Flint, MI Hosp Bldg Auth Rev
                 Hurley Med Ctr Rfdg                   6.000    07/01/20           14,442,082

              MICHIGAN (CONTINUED)
   $  1,500   Gaylord, MI Hosp Fin Auth Ltd
                 Otsego Mem Hosp Rfdg                         6.500%    01/01/37        $ 1,581,480
      1,590   Grand Blanc Academy, MI Ctf
                 Part                                         7.750     02/01/30          1,653,393
      2,845   John Tollfree Hlth Sys Corp Rfdg                6.000     09/15/23          2,935,869
      3,000   Kalamazoo, MI Economic Dev Co
                 Economic Dev Heritage Ser A                  7.250     05/15/25          3,244,140
      2,750   Kent Hosp Fin Auth MI Rev
                 Metro Hosp Proj Ser A                        5.250     07/01/30          2,879,305
      1,500   Kent Hosp Fin Auth MI Rev
                 Metro Hosp Proj Ser A                        6.250     07/01/40          1,685,775
      2,750   Kentwood, MI Economic Dev Ltd
                 Oblig Holland Home Ser A                     5.375     11/15/36          2,915,248
      4,250   Macomb Cnty, MI Hosp Fin Auth
                 Hosp Rev Mt Clemens Gen
                 Hosp Ser B                                   5.750     11/15/25          4,471,595
      9,725   Macomb Cnty, MI Hosp Fin Auth
                 Hosp Rev Mt Clemens Gen
                 Hosp Ser B                                   5.875     11/15/34         10,358,389
      2,390   Meridian, MI Econ Dev Corp Ltd
                 Oblig Rev First Mtg Burcham
                 Hills Rfdg Ser A                             7.500     07/01/13          2,441,720
      3,430   Meridian, MI Econ Dev Corp Ltd
                 Oblig Rev First Mtg Burcham
                 Hills Rfdg Ser A                             7.750     07/01/19          3,504,740
     37,880   Michigan St Hosp Fin Auth Rev
                 Henry Ford Hlth Sys Rfdg (b)                 5.250     11/15/46         40,372,504
      2,095   Michigan St Hosp Fin Auth Rev
                 Hosp Central MI Cmnty Hosp                   6.250     10/01/27          2,139,372
      1,000   Michigan St Hosp Fin Auth Rev
                 Hosp Holland Cmnty Hosp Ser
                 A                                            5.250     01/01/30          1,053,010

              MICHIGAN (CONTINUED)
   $  2,000   Michigan St Hosp Fin Auth Rev
                 Hosp Holland Cmnty Hosp Ser
                 A                                           5.375%    01/01/34       $  2,116,420
      5,000   Michigan St Hosp Fin Auth Rev
                 Hosp Oakwood Oblig Group
                 Ser A                                       5.750     04/01/32          5,405,550
      1,375   Michigan St Hosp Fin Auth Rev
                 Hosp Pontiac Osteopathic
                 Rfdg Ser A                                  6.000     02/01/14          1,375,495
      7,315   Michigan St Hosp Fin Auth Rev
                 Hosp Pontiac Osteopathic
                 Rfdg Ser A                                  6.000     02/01/24          7,319,389
     15,000   Michigan St Hosp Fin Auth Rev
                 Mid MI Oblig Group Ser A                    5.000     04/15/36         15,618,450
      1,750   Michigan St Hosp Fin Auth Rev
                 Presbyterian Vlg Rfdg                       5.500     11/15/35          1,835,120
      3,000   Michigan St Strategic Fd Ltd
                 Detroit Edison Poll Ctl Rfdg Ser
                 B (AMT)                                     5.650     09/01/29          3,184,050
      3,675   Michigan St Strategic Fd Solid
                 Genesee Pwr Stad Proj Rfdg
                 (AMT)                                       7.500     01/01/21          3,675,257
      4,500   Pontiac, MI Hosp Fin Auth Hosp
                 Rev NOMC Oblig Group                        6.000     08/01/23          4,398,750
      3,000   Star Intl Academy MI Ctf Partn                 8.000     03/01/33          3,423,450
      5,500   Wenonah Pk Ppty Inc Bay City
                 Hotel Rev Bd                                7.500     04/01/33          5,173,795
                                                                                      ------------
                                                                                       162,582,366
                                                                                      ------------
              MINNESOTA 3.2%
      5,000   Aitkin, MN Hlth Fac Rev
                 Riverwood Hlthcare Ctr Proj
                 (Prerefunded @ 2/01/11)                     7.750     02/01/31          5,704,700
      1,750   Albertville, MN Multi-Family Hsg
                 Cottages Albertville Proj Ser
                 A                                           6.750     09/01/29          1,794,992

              MINNESOTA (CONTINUED)
   $  1,655   Buffalo, MN Hlth Care Rev
                 Central MN Sr Hsg Proj Rfdg
                 Ser A                                      5.375%    09/01/26       $  1,682,092
      2,000   Buffalo, MN Hlth Care Rev
                 Central MN Sr Hsg Proj Rfdg
                 Ser A                                      5.500     09/01/33          2,027,320
      2,460   Cambridge, MN Hsg & Hlthcare
                 Fac Rev Grandview West Proj
                 Ser A                                      6.000     10/01/28          2,476,113
      2,000   Cambridge, MN Hsg & Hlthcare
                 Fac Rev Grandview West Proj
                 Ser B                                      6.000     10/01/33          2,011,420
      1,375   Carlton, MN Hlth & Hsg Fac Inter
                 Faith Social Svc Inc Proj
                 (Prerefunded @ 4/01/10)                    7.500     04/01/19          1,530,664
      2,250   Carlton, MN Hlth & Hsg Fac Inter
                 Faith Social Svc Inc Proj
                 (Prerefunded @ 4/01/10)                    7.750     04/01/29          2,531,025
      2,700   Carlton, MN Hlth & Hsg Inter
                 Faith Care Ctr Proj Rfdg                   5.700     04/01/36          2,769,336
      3,000   Coon Rapids, MN Sr Hsg Rev
                 Epiphany Sr Citizens Proj
                 Rfdg                                       6.000     11/01/28          3,001,200
        840   Detroit Lakes, MN Hsg & Hlth
                 CDL Homes Proj Ser B                       6.000     08/01/24            865,889
      1,435   Detroit Lakes, MN Hsg & Hlth
                 CDL Homes Proj Ser B                       6.125     08/01/34          1,490,434
      2,500   Duluth, MN Econ Dev Auth
                 Hlthcare Fac Rev Saint Luke's
                 Hosp                                       7.250     06/15/22          2,780,150
      5,630   Duluth, MN Econ Dev Auth
                 Hlthcare Fac Rev Saint Lukes
                 Hosp                                       7.250     06/15/32          6,250,370
      1,000   Edina, MN Hlth Care Fac Rev
                 VOA Care Ctr MN Proj Ser A                 6.625     12/01/30          1,089,460


              MINNESOTA (CONTINUED)
   $  3,885   Fridley, MN Sr Hsg Banfill
                 Crossing Homes Proj                          6.750%    09/01/34        $ 3,887,214
      2,500   Glencoe, MN Hlthcare Fac Rev
                 (Prerefunded @ 04/01/11)                     7.500     04/01/31          2,842,800
      1,900   Inver Grove Heights, MN
                 Presbyterian Homes Care
                 Rfdg                                         5.375     10/01/26          1,937,848
      1,000   Inver Grove Heights, MN
                 Presbyterian Homes Care
                 Rfdg                                         5.500     10/01/41          1,013,870
      3,000   Lake Crystal, MN Hsg Rev
                 Ecumen Second Centy Rfdg                     5.700     09/01/36          3,075,390
        555   Lake Crystal, MN Hsg Rev
                 Ecumen Second Centy Rfdg
                 Ser A                                        5.550     09/01/26            569,513
        625   Marshall, MN Med Ctr Gross Rev
                 Weiner Mem Med Ctr Proj Ser
                 A                                            6.000     11/01/28            689,856
        350   Minneapolis, MN Multi-Family Rev
                 Hsg Belmont Apt Proj (AMT)                   7.250     11/01/16            356,972
      1,320   Minneapolis, MN Multi-Family Rev
                 Hsg Belmont Apt Proj (AMT)                   7.625     11/01/27          1,347,654
      2,050   Minneapolis, MN Rev Walker
                 Methodist Sr Svcs Ser A                      5.875     11/15/18          2,078,044
      4,950   Minneapolis, MN Rev Walker
                 Methodist Sr Svcs Ser A                      6.000     11/15/28          5,046,574
        800   Minneapolis & Saint Paul, MN
                 Hsg & Redev Auth Hlthcare
                 Hlth Partners Oblig Grp Proj                 5.875     12/01/29            871,448
        900   Minnesota Agric & Econ Dev Brd
                 Rev Hlthcare Benedictine Proj
                 Ser A                                        5.500     08/01/23            923,022
        875   Minnesota Agric & Econ Dev Brd
                 Rev Hlthcare Benedictine Proj
                 Ser A                                        5.750     02/01/30            900,804

              MINNESOTA (CONTINUED)
   $  1,060   Minnesota Agric & Econ Dev
                 Evangelical                                 6.625%    08/01/25        $ 1,160,085
        940   Minnesota Agric & Econ Dev
                 Evangelical (Prerefunded @
                 8/01/10)                                    6.625     08/01/25          1,044,396
      3,500   Moorhead, MN Sr Hsg Rev
                 Sheyenne Crossing Proj                      5.650     04/01/41          3,570,315
        875   New Ulm, MN Econ Dev Auth
                 Rfdg Hadc Ridgeway Proj Ser
                 A (GTY AGMT)                                5.750     06/01/28            897,330
      2,150   New Ulm, MN Econ Dev Auth
                 Rfdg Hadc Ridgeway Proj Ser
                 A (GTY AGMT)                                6.000     06/01/41          2,209,276
      2,500   Northwest MN Multi-Cnty Pooled
                 Hsg Prog Rfdg Ser A                         6.250     07/01/40          2,554,275
      2,000   Oakdale, MN Rev Sr Hsg Oak
                 Meadows Proj Rfdg                           6.250     04/01/34          2,106,220
      6,650   Oronoco, MN Multi-Family Hsg
                 Rev Rfdg Wedum Shorewood
                 Campus Proj                                 5.400     06/01/41          6,696,617
      4,700   Orono, MN Hsg Rev Rfdg Sr
                 Orono Woods Apt Ser A                       5.400     11/01/41          4,724,534
      1,425   Ramsey, MN Lease Rev Pact
                 Charter Sch Proj Ser A                      6.750     12/01/33          1,541,907
      2,000   Saint Cloud, MN Hsg & Redev
                 Auth Sterling Heights Apts Proj
                 (AMT)                                       7.450     10/01/32          2,124,720
      4,000   Saint Paul, MN Hsg & Redev
                 Auth Cmnty Peace Academy
                 Proj Ser A                                  5.000     12/01/36          4,098,040
      2,420   Saint Paul, MN Hsg & Redev
                 Auth Higher Ground Academy
                 Rfdg Ser A                                  6.875     12/01/33          2,613,745

              MINNESOTA (CONTINUED)
   $  2,415   Saint Paul, MN Hsg & Redev
                 Auth Hope Cmnty Academy
                 Proj Ser A                                  6.750%    12/01/33       $  2,605,592
      3,500   Saint Paul, MN Hsg & Redev
                 Auth Lease Rev New Spirit
                 Schs Proj Ser A                             7.500     12/01/31          3,709,020
      1,600   Saint Paul, MN Hsg & Redev
                 Auth LSE Rev Achieve
                 Language Academy Rfdg Ser
                 A                                           7.000     12/01/32          1,722,080
      2,290   Saint Paul, MN Hsg & Redev
                 Auth LSE Rev Rfdg (o)                       6.750     01/01/35          1,196,983
      4,035   Saint Paul, MN Hsg & Redev
                 Auth Model Cities Hlth Ctr Ser
                 A (a)                                       7.250     11/01/26          4,278,028
      2,000   Saint Paul, MN Hsg & Redev
                 Cmnty of Peace Academy Proj
                 Ser A (Prerefunded @
                 12/01/10)                                   7.875     12/01/30          2,315,560
      7,000   Saint Paul, MN Port Auth Hotel
                 Fac Rev Radisson Kellogg Proj
                 Rfdg Ser 2 (Prerefunded @
                 08/01/08)                                   7.375     08/01/29          7,553,420
      1,700   Saint Paul, MN Port Auth Lease
                 Rev Hltheast Midway Campus
                 03 Ser A                                    5.750     05/01/25          1,774,137
      1,000   Saint Paul, MN Port Auth Lease
                 Rev Hltheast Midway Campus
                 03 Ser B                                    6.000     05/01/30          1,042,500
      4,000   Vadnais Heights, MN Lease Rev
                 Agric & Food Sciences Ser A                 6.600     12/01/34          4,105,040
      4,730   Vadnais Heights, MN
                 Multi-Family Rev Hsg Cottages
                 Vadnais Hghts Rfdg (AMT)                    7.000     12/01/31          5,005,996

              MINNESOTA (CONTINUED)
   $  1,650   Victoria, MN Private Sch Fac
                 Holy Family Catholic High Sch
                 Ser A                               5.850%    09/01/24       $   1,672,506
      4,500   Victoria, MN Private Sch Fac
                 Holy Family Catholic High Sch
                 Ser A                               5.875     09/01/29           4,554,225
      4,775   Washington Cnty, MN Hsg &
                 Redev Auth Hosp Fac Rev
                 Hltheast Proj                       5.500     11/15/27           4,890,030
      1,450   Winona, MN Hlthcare Winona
                 Hlth Ser A                          6.000     07/01/34           1,589,534
                                                                              -------------
                                                                                146,902,285
                                                                              -------------
              MISSISSIPPI 0.5%
      1,000   Mississippi Bus Fin Corp (AMT)         7.250     07/01/34           1,104,350
      5,585   Mississippi Bus Fin Corp Sys
                 Energy Res Inc Proj                 5.875     04/01/22           5,645,709
      5,350   Mississippi Dev Bank Spl Oblig
                 Diamond Lakes Util Rfdg Ser
                 A                                   6.250     12/01/17           5,429,287
      4,600   Mississippi Home Corp Rev
                 Cleveland Personal Care Ser
                 6A (a)                              6.250     12/01/35           4,614,444
      1,000   Mississippi Hosp Equip & Fac
                 Auth Rev Impt Hosp S W MS
                 Med Rfdg                            5.750     04/01/23           1,061,110
      2,000   Mississippi Hosp Equip & Fac
                 Auth Rev Impt Hosp S W MS
                 Med Rfdg                            5.750     04/01/29           2,112,360
      1,000   Mississippi Hosp Equip & Fac &
                 Impt Hosp South Central Rfdg        5.250     12/01/26           1,062,700
      3,615   Mississippi Hosp Equip & Fac &
                 Impt Hosp South Central Rfdg        5.250     12/01/31           3,812,343
                                                                              -------------
                                                                                 24,842,303
                                                                              -------------

              MISSOURI 2.3%
   $  1,000   370 Missouri Bottom Rd Taussig
                 Rd Trans Dev Dist                             7.000%    05/01/22       $  1,114,300
      4,750   370 Missouri Bottom Rd Taussig
                 Rd Trans Dev Dist                             7.200     05/01/33          5,303,422
      3,600   Ballwin, MO Tax Increment Rev
                 Impt Ballwin Town Ctr Rfdg
                 Ser A                                         6.500     10/01/22          3,790,404
      3,000   Bridgeton, MO Indl Dev Auth Sr
                 Hsg Rev Sarah Cmnty Proj                      5.900     05/01/28          3,040,320
      1,500   Cape Girardeau Cnty, MO Indl
                 Southeast MO Hosp Assoc                       5.750     06/01/32          1,585,020
      1,500   Carthage, MO Hosp Rev                            5.875     04/01/30          1,540,815
      5,755   Carthage, MO Hosp Rev                            6.000     04/01/38          5,918,960
      3,000   Chesterfield, MO Indl Dev Auth
                 Sr Living Fac Rev Willows at
                 Brooking Pk Proj Ser A                        6.625     12/01/31          3,106,320
      3,335   Dardenne Town Square, MO
                 Trans Dev Dist Sales Tax Ser
                 A                                             5.000     05/01/36          3,332,232
      2,390   Ellisville, MO Indl Dev Auth Indl
                 Dev Rev Gambrill Gardens
                 Phase I Proj Ser A (a)                        6.750     04/01/33          2,558,782
      2,755   Ellisville, MO Indl Dev Auth Rev
                 Gambrill Gardens Proj Impt &
                 Rfdg                                          6.200     06/01/29          2,803,791
        965   Fenton, MO Tax Increment Rev
                 & Impt Gravois Bluffs Proj
                 Rfdg (Prerefunded @
                 10/01/11)                                     7.000     10/01/21          1,106,672
      3,640   Fenton, MO Tax Increment Rev
                 & Impt Gravois Bluffs Proj
                 Rfdg (Prerefunded @
                 10/01/12)                                     6.125     10/01/21          4,083,024

              MISSOURI (CONTINUED)
   $  1,400   Ferguson, MO Tax Increment
                 Rev Crossings at Halls Ferry
                 Proj                                        5.000%    04/01/17       $  1,393,910
        200   Ferguson, MO Tax Increment
                 Rev Crossings at Halls Ferry
                 Proj (a)(l)                                 7.250     04/01/07            200,574
      2,000   Ferguson, MO Tax Increment
                 Rev Crossings at Halls Ferry
                 Proj (Prerefunded @ 4/01/07)                7.625     04/01/17          2,046,280
        306   Ferguson, MO Tax Increment
                 Rev Crossings at Halls Ferry
                 Proj (Prerefunded @ 4/01/07)                7.625     04/01/18            313,081
      3,610   Good Shepard Nursing Home
                 Dist MO Nursing Home Fac
                 Rev Rfdg                                    5.900     08/15/23          3,660,107
      1,500   Joplin, MO Indl Dev Auth Hlth
                 Freeman Hlth Sys Proj                       5.750     02/15/35          1,649,070
      3,000   Kansas City, MO Indl Dev Auth
                 First Mtg Bishop Spencer Ser
                 A                                           6.250     01/01/24          3,178,710
      4,000   Kansas City, MO Indl Dev Auth
                 First Mtg Bishop Spencer Ser
                 A                                           6.500     01/01/35          4,262,120
        502   Kansas City, MO Indl Dev Auth
                 Multi-Family Hsg Rev
                 Brentwood Manor Apt Proj Ser
                 A (AMT) (a)                                 6.950     04/15/15            542,873
      1,478   Kansas City, MO Indl Dev Auth
                 Multi-Family Hsg Rev
                 Brentwood Manor Apt Proj Ser
                 B (AMT)                                     7.250     10/15/38          1,543,520
        325   Kansas City, MO Indl Dev Auth
                 Multi-Family Hsg Rev Walnut
                 Grove Apt Proj Ser B
                 (AMT) (a)                                   7.550     06/15/12            349,420

              MISSOURI (CONTINUED)
   $    990   Kansas City, MO Indl Dev Auth
                 Multi-Family Hsg Rev Walnut
                 Grove Apt Proj Ser B
                 (AMT) (a)                           7.550%    06/15/22        $  1,074,853
      3,430   Kansas City, MO Indl Dev Auth
                 Multi-Family Hsg Rev Walnut
                 Grove Apt Proj Ser B
                 (AMT) (a)                           7.550     06/15/35           3,703,817
      2,000   Kansas City, MO Indl Dev Plaza
                 Lib Proj                            5.900     03/01/24           2,032,760
        969   Kansas City, MO Multi-Family
                 Hsg Rev Northwoods Apts
                 Proj Ser A (AMT)                    6.450     05/01/40           1,021,413
      1,000   Missouri St Dev Fin Brd Fac
                 Branson Landing Proj Ser A          5.500     12/01/24           1,072,780
      1,500   Missouri St Dev Fin Brd Fac
                 Branson Landing Proj Ser A          5.625     12/01/28           1,618,800
      5,000   Nevada, MO Hosp Rev Nevada
                 Regl Med Ctr                        6.750     10/01/31           5,337,400
      3,355   Osage Beach, MO Tax
                 Increment Prewitts Point Proj       6.750     05/01/23           3,620,280
      3,000   Perry Cnty, MO Nursing Home
                 Rev Rfdg                            5.900     03/01/28           3,038,310
      5,500   Saint Joseph, MO Indl Dev Auth
                 Hlthcare Rev Living Cmnty
                 Saint Joseph Proj                   7.000     08/15/32           5,604,500
      1,000   Saint Joseph, MO Indl Dev Auth
                 Shoppers North Vlg Proj Ser
                 A                                   5.375     11/01/24           1,019,440
      8,000   Saint Louis Cnty, MO Indl Dev
                 Auth Hlth Fac Rev Ranken
                 Jordan Proj Ser A                   6.625     11/15/35           8,416,240
        790   Saint Louis, MO Tax Increment
                 Rev Scullin Redev Area Ser
                 A                                  10.000     08/01/10             868,889

              MISSOURI (CONTINUED)
   $  3,135   Saline Cnty, MO Indl Dev Auth
                 Hlth Fac Rev (Acquired
                 01/12/99, Cost
                 $3,074,752) (g)                               6.500%    12/01/28       $  3,235,226
      5,600   Valley Park, MO Indl Dev Auth Sr
                 Hsg Rev Cape Albeon Proj                      6.150     12/01/33          5,796,392
                                                                                       -------------
                                                                                         105,884,827
                                                                                       -------------
              NEVADA 1.3%
      3,000   Boulder City, NV Hosp Rev
                 Boulder City Hosp Inc Proj
                 Rfdg                                          5.850     01/01/22          3,039,120
      5,495   Clark Cnty, NV Assisted Living
                 Homestead Boulder City
                 Proj (a)                                      6.500     12/01/27          5,674,247
      1,990   Clark Cnty, NV Impt Dist Spl Impt
                 Dist No-142 Loc Impt                          6.100     08/01/18          2,059,929
      2,740   Clark Cnty, NV Impt Dist Spl Impt
                 Dist No-142 Loc Impt                          6.375     08/01/23          2,838,037
      2,500   Clark Cnty, NV Indl Dev Rev NV
                 Pwr Co Proj Rfdg Ser B
                 (AMT)                                         5.900     10/01/30          2,500,300
     11,190   Clark Cnty, NV Indl Dev Rev NV
                 Pwr Co Proj Rfdg Ser C                        5.500     10/01/30         11,189,329
     14,980   Clark Cnty, NV Indl Dev Rev
                 Southwest Gas Corp Proj
                 Rfdg Ser B (FGIC Insd)                        5.000     12/01/33         15,694,846
      5,600   Director St, NV Dept Business &
                 Ind Las Vegas Monorail Proj
                 Second Tier                                   7.375     01/01/40          5,907,496
        925   Henderson, NV Loc Impt Dist No
                 T 13 Ser A                                    6.800     03/01/22            958,263
      3,560   Henderson, NV Loc Impt Dist No
                 T 13 Ser B                                    6.900     03/01/22          3,689,726
      1,400   Las Vegas, NV Loc Impt Bds Spl
                 Impt Dist No 607                              6.250     06/01/24          1,446,312

              NEVADA (CONTINUED)
   $    495   Las Vegas, NV Spl Impt Dist No
                 Elkhorn Springs                               8.000%    09/15/13       $    504,162
      4,655   Reno, NV Spl Assmt Dist No 4
                 Somersett Pkwy                                6.625     12/01/22          4,803,960
                                                                                       -------------
                                                                                          60,305,727
                                                                                       -------------
              NEW HAMPSHIRE 0.9%
      4,845   New Hampshire Higher Ed & Hlth
                 Fac Auth Rev Daniel Webster
                 College Issue                                 6.300     07/01/29          4,997,181
      2,000   New Hampshire Higher Ed & Hlth
                 Fac Auth Rev First Mtg Odd
                 Fellows Home Rfdg                             9.000     06/01/14          2,186,100
      4,000   New Hampshire Higher Ed & Hlth
                 Fac Auth Rev New England
                 College (a)                                   6.125     03/01/19          4,169,120
      1,000   New Hampshire Higher Ed & Hlth
                 Fac Auth Rev Riverwoods at
                 Exeter Ser A (a)                              6.500     03/01/23          1,020,900
      1,500   New Hampshire Higher Ed & Hlth
                 Hosp Littleton Hosp Assn Ser
                 A                                             5.900     05/01/18          1,552,830
      1,250   New Hampshire Higher Ed & Hlth
                 Hosp Littleton Hosp Assn Ser
                 A                                             6.000     05/01/28          1,286,912
      6,315   New Hampshire Hlth & Ed Fac
                 Auth Rev Daniel Webster
                 College Issue (a)                             7.500     07/01/31          6,708,867
      1,035   New Hampshire Hlth & Ed Fac
                 Auth Rev
                 Havenwood-Heritage Heights
                 Ser A                                         5.350     01/01/26          1,054,924
        750   New Hampshire Hlth & Ed Fac
                 Auth Rev
                 Havenwood-Heritage Heights
                 Ser A                                         5.400     01/01/30            762,915

              NEW HAMPSHIRE (CONTINUED)
   $  1,735   New Hampshire Hlth & Ed Fac
                 Auth Rev Hlthcare Sys
                 Covenant Hlth                       5.500%    07/01/34        $  1,860,840
      1,570   New Hampshire Hlth & Ed Fac
                 Auth Rev Huntington at
                 Nashua Ser A                        6.875     05/01/23           1,695,192
      4,600   New Hampshire Hlth & Ed Fac
                 Auth Rev Huntington at
                 Nashua Ser A                        6.875     05/01/33           4,945,828
      1,055   New Hampshire Hlth & Ed Fac
                 Speare Mem Hosp                     5.500     07/01/25           1,107,792
      1,150   New Hampshire Hlth & Ed Fac
                 Speare Mem Hosp                     5.875     07/01/34           1,223,105
      2,620   New Hampshire St Business Fin
                 Auth Elec Fac Rev Plymouth
                 Cogeneration (AMT) (Acquired
                 06/29/93, Cost $2,563,954) (g)      7.750     06/01/14           2,658,331
      3,000   New Hampshire St Business Fin
                 Auth Rev Alice Peck Day Hlth
                 Sys Rfdg Ser A                      7.000     10/01/29           3,183,420
         95   New Hampshire St Hsg Fin Auth
                 Single Family Rev Mtg
                 Acquisition Ser G (AMT)             6.300     01/01/26              95,511
        175   New Hampshire St Hsg Fin Auth
                 Single Family Rev Ser D
                 (AMT)                               5.900     07/01/28             179,998
                                                                                 ----------
                                                                                 40,689,766
                                                                                 ----------
              NEW JERSEY 4.0%
      2,000   Camden Cnty, NJ Impt Auth Rev
                 Hlthcare Redev Cooper Hlth
                 Ser A                               5.750     02/15/34           2,165,540
      6,000   New Jersey Econ Dev Auth
                 Cedar Crest Vlg Inc Fac Ser A
                 (Prerefunded @ 11/15/11)            7.250     11/15/21           6,931,260


              NEW JERSEY (CONTINUED)
   $  3,450   New Jersey Econ Dev Auth
                 Econ Dev Rev United
                 Methodist Homes Ser A               6.125%    07/01/23        $  3,736,039
      5,800   New Jersey Econ Dev Auth
                 Econ Dev Rev United
                 Methodist Homes Ser A               6.250     07/01/33           6,360,686
      2,355   New Jersey Econ Dev Auth
                 First Mtg Franciscan Oaks
                 Proj                                5.750     10/01/23           2,406,315
        600   New Jersey Econ Dev Auth
                 First Mtg Hamilton Continuing
                 Care Ser A                          8.350     11/01/30             650,082
      1,500   New Jersey Econ Dev Auth
                 First Mtg Presbyterian Ser A        6.250     11/01/20           1,583,940
      1,500   New Jersey Econ Dev Auth
                 First Mtg Presbyterian Ser A        6.375     11/01/31           1,598,400
      6,000   New Jersey Econ Dev Auth
                 First Mtg Seashore Gardens
                 Proj (Prerefunded @ 4/01/11)        7.750     04/01/33           6,934,560
      1,250   New Jersey Econ Dev Auth
                 First Mtg Seashore Gardens
                 Proj (Prerefunded @ 4/01/11)        8.000     04/01/23           1,456,375
      3,500   New Jersey Econ Dev Auth
                 First Mtg Seashore Gardens
                 Proj (Prerefunded @ 4/01/11)        8.000     04/01/31           4,077,850
      2,000   New Jersey Econ Dev Auth
                 Retirement Cmnty Rev
                 Seabrook Vlg Inc Ser A
                 (Prerefunded @ 11/15/10)            8.250     11/15/30           2,321,260
      1,000   New Jersey Econ Dev Auth
                 Retirement Cmnty Rev Ser A
                 (Prerefunded @ 11/15/08)            8.125     11/15/18           1,066,760
      1,000   New Jersey Econ Dev Auth
                 Retirement Cmnty Rev Ser A
                 (Prerefunded @ 11/15/10)            8.000     11/15/15           1,152,620

              NEW JERSEY (CONTINUED)
   $  1,440   New Jersey Econ Dev Auth
                 Retirement Cmnty Rev Ser A
                 (Prerefunded @11/15/10)             8.125%    11/15/23        $  1,665,518
      4,000   New Jersey Econ Dev Auth Rev
                 Cig Tax                             5.750     06/15/29           4,343,520
        975   New Jersey Econ Dev Auth Rev
                 First Mtg Millhouse Proj Ser
                 A (o)                               8.250     04/01/10             377,696
      2,060   New Jersey Econ Dev Auth Rev
                 First Mtg Millhouse Proj Ser
                 A (o)                               8.500     04/01/16           1,103,954
        785   New Jersey Econ Dev Auth Rev
                 Kullman Assoc LLC Proj Ser A
                 (AMT)                               6.750     07/01/19             769,363
      1,470   New Jersey Econ Dev Auth Rev
                 Kullman Assoc Proj Ser A
                 (AMT)                               6.125     06/01/18           1,399,161
      2,500   New Jersey Econ Dev Auth Rev
                 Sr Living Fac Esplanade Bear
                 (AMT)                               7.000     06/01/39           1,854,900
      1,250   New Jersey Econ Dev Auth
                 Seabrook Vlg Inc Fac Rfdg           5.250     11/15/26           1,283,887
      2,000   New Jersey Econ Dev Auth
                 Seabrook Vlg Inc Fac Rfdg           5.250     11/15/36           2,037,180
      4,895   New Jersey Econ Dev Auth Sr
                 Mtg Arbor Ser A                     6.000     05/15/28           5,072,835
      4,000   New Jersey Econ Dev Auth Utd
                 Methodist Homes NJ Oblig            5.750     07/01/29           4,107,680
     23,000   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Apprec St
                 Barnabas Hlth Ser B                   *       07/01/35           5,577,500
     19,800   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Apprec St
                 Barnabas Hlth Ser B                   *       07/01/36           4,556,970

              NEW JERSEY (CONTINUED)
   $ 18,400   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Apprec St
                 Barnabas Hlth Ser B                         *       07/01/37        $  4,014,512
      1,500   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Hlth Sys Oblig
                 Grp Ser A                                 5.000%    07/01/26           1,542,975
      3,000   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Hlth Sys Oblig
                 Grp Ser A                                 5.375     07/01/33           3,154,230
      4,385   New Jersey Hlthcare Fac Fin
                 Auth Rev Cap Hlth Sys Oblig
                 Grp Ser A                                 5.750     07/01/23           4,738,168
      1,320   New Jersey Hlthcare Fac Fin
                 Auth Rev Care Inst Inc Cherry
                 Hill Proj (a)                             7.750     07/01/10           1,348,829
      1,000   New Jersey Hlthcare Fac Fin
                 Auth Rev Palisades Med Ctr
                 NY Hlthcare                               6.625     07/01/31           1,114,510
      1,025   New Jersey Hlthcare Fac Fin
                 Auth Rev Pascack Vlg Hosp
                 Assn                                      6.000     07/01/13           1,077,480
      1,200   New Jersey Hlthcare Fac Fin
                 Auth Rev Pascack Vlg Hosp
                 Assn                                      6.500     07/01/23           1,314,420
      7,000   New Jersey Hlthcare Fac Fin
                 Auth Rev Pascack Vlg Hosp
                 Assn                                      6.625     07/01/36           7,698,390
      1,305   New Jersey Hlthcare Fac Fin
                 Auth Rev Raritan Bay Med Ctr
                 Issue Rfdg                                7.250     07/01/14           1,365,082
      2,000   New Jersey Hlthcare Fac Fin
                 Auth Rev South Jersey Hosp                5.000     07/01/46           2,077,480
      2,135   New Jersey Hlthcare Fac Fin
                 Auth Rev South Jersey Hosp
                 (Prerefunded @ 7/01/12)                   6.000     07/01/32           2,361,652

              NEW JERSEY (CONTINUED)
   $  1,000   New Jersey Hlthcare Fac Fin
                 Auth Rev South Jersey Hosp
                 Rfdg                                5.000%    07/01/36        $  1,049,010
      6,500   New Jersey Hlthcare Fac Fin
                 Auth Rev St Barnabas
                 Hlthcare Sys Ser A                  5.000     07/01/29           6,766,240
      1,000   New Jersey Hlthcare Fac Fin
                 Inst Inc Cherry Hill Proj           8.000     07/01/27           1,022,990
        720   New Jersey Hlthcare Fac
                 Trinitas Hosp Oblig Grp             7.500     07/01/30             796,126
      3,450   New Jersey St Ed Fac Auth Rev
                 Felician College of Lodi Ser D
                 (Acquired 11/07/97, Cost
                 $3,450,000) (g)                     7.375     11/01/22           3,593,796
     10,000   New Jersey St Ed Fac Auth
                 Rev Princeton Univ Ser D (b)        5.000     07/01/26          10,885,600
     10,000   New Jersey St Ed Fac Auth
                 Rev Princeton Univ Ser D (b)        5.000     07/01/27          10,885,600
      2,085   Tobacco Settlement Fin Corp NJ
                 (Prerefunded @ 6/01/12)             5.750     06/01/32           2,236,413
      5,000   Tobacco Settlement Fin Corp NJ
                 Ser 1A                              4.750     06/01/34           4,746,950
     30,000   Tobacco Settlement Fin Corp NJ
                 Ser 1A                              5.000     06/01/41          29,395,200
                                                                               ------------
                                                                                179,777,504
                                                                               ------------
              NEW MEXICO 0.7%
      6,855   Albuquerque, NM Retirement
                 Fac Rev La Vida Llena Proj
                 Rfdg Ser B                          6.600     12/15/28           7,151,753
      1,435   Bernalillo Cnty, NM Multi-Family
                 Hsg Sr Solar Villas Apt Ser F       7.250     10/15/22           1,496,045
      1,495   Cabezon Pub Impt Dist NM               6.300     09/01/34           1,597,482


              NEW MEXICO (CONTINUED)
   $  3,000   Farmington, NM Pollutn Ctl Rev
                 Pub Svc Co NM Proj Ser A
                 (AMT)                                     6.600%    10/01/29        $  3,219,960
      3,774   New Mexico Hsg Auth Region III
                 Sr Brentwood Gardens Apt
                 Ser A (AMT)                               6.850     12/01/31           4,094,224
      2,285   New Mexico Regl Hsg Auth Hsg
                 Wildewood Apt Proj Sr Ser
                 A (a)                                     7.500     12/01/30           2,477,283
      2,675   RHA Hsg Dev Corp NM
                 Multi-Family Rev Mtg Woodleaf
                 Apt Proj Rfdg Ser A (GNMA
                 Collateralized)                           7.125     12/15/27           2,698,112
      3,320   San Juan Cnty, NM Multi-Family
                 Hsg Apple Ridge Apts Sr Ser
                 A (AMT) (a)                               7.250     12/01/31           3,593,601
      3,250   Santa Fe Cnty, NM Proj Rev El
                 Castillo Retirement Ser A                 5.625     05/15/25           3,303,007
      3,000   Santa Fe, NM Edl Fac Rev Impt
                 College of Santa Fe Proj
                 (Prerefunded @ 10/01/14)                  5.750     10/01/28           3,403,710
        750   Ventana West Pub Impt Dist NM                6.875     08/01/33             815,220
                                                                                     ------------
                                                                                       33,850,397
                                                                                     ------------
              NEW YORK 8.5%
      1,845   Amherst, NY Indl Dev Agy
                 Sharry Zedek Proj Rfdg Ser
                 A                                         7.000     06/15/36           1,961,475
      1,940   Bethlehem, NY Indl Dev Agy Sr
                 Hsg Rev Van Allen Proj Ser A
                 (Prerefunded @ 6/01/09)                   6.875     06/01/39           2,110,584
        700   Brookhaven, NY Indl Dev Agy
                 Mem Hosp Med Ctr Inc Ser A                7.750     11/15/10             755,069
      3,000   Brookhaven, NY Indl Dev Agy
                 Mem Hosp Med Ctr Inc Ser A                8.125     11/15/20           3,294,630

              NEW YORK (CONTINUED)
   $  1,000   Brookhaven, NY Indl Dev Agy
                 Mem Hosp Med Ctr Inc Ser A          8.250%    11/15/30       $   1,102,300
      4,760   Brookhaven, NY Indl Dev Agy Sr
                 Residential Hsg Rev
                 Woodcrest Estates Fac Ser A
                 (AMT)                               6.375     12/01/37           4,932,788
      1,340   Brookhaven, NY Indl Dev Agy Sr
                 Woodcrest Estates Fac Ser A
                 (AMT)                               6.250     12/01/23           1,390,116
        175   Castle Rest Residential Hlthcare
                 Fac NY Rev Hlthcare Fac Ser
                 B (a)                               8.000     08/01/10             175,408
      3,330   Dutchess Cnty, NY Indl Dev Agy
                 Saint Francis Hosp Rfdg Ser
                 A                                   7.500     03/01/29           3,726,070
      1,000   Erie Cnty, NY Indl Dev Agy Rev
                 Orchard Pk CCRC Inc Proj Ser
                 A                                   6.000     11/15/36           1,073,730
     15,000   Metropolitan Transn Auth NY
                 Dedicated Tax Fd Ser A (FSA
                 Insd) (b)                           5.250     11/15/24          16,122,750
      2,000   Monroe Cnty, NY Indl Dev Agy
                 Civic Fac Rev Cloverwood Sr
                 Living Ser A                        6.750     05/01/23           2,000,740
      5,000   Monroe Cnty, NY Indl Dev Agy
                 Civic Fac Rev Cloverwood Sr
                 Living Ser A                        6.875     05/01/33           5,008,050
        760   Monroe Cnty, NY Indl Dev Agy
                 Woodland Vlg Proj
                 (Prerefunded @ 11/15/10)            8.000     11/15/15             859,940
      1,570   Monroe Cnty, NY Indl Dev Agy
                 Woodland Vlg Proj
                 (Prerefunded @ 11/15/10)            8.550     11/15/32           1,853,322

              NEW YORK (CONTINUED)
   $  1,000   Mount Vernon, NY Indl Dev Agy
                 Civic Fac Rev                       6.200%    06/01/29        $  1,038,440
     30,000   Nassau Cnty, NY Tob Settlement
                 Cap Apprec Second Sub Ser
                 C                                     *       06/01/46           2,985,300
    160,000   Nassau Cnty, NY Tob Settlement
                 Cap Apprec Third Ser D                *       06/01/60           5,640,000
      1,870   Newark-Wayne Cmnty Hosp Inc
                 NY Hosp Ser A                       7.600     09/01/15           1,873,011
      3,205   New York City Indl Dev Agy
                 Civic Fac Rev Cmnty Res
                 Developmentally Disabled            7.500     08/01/26           3,275,029
      4,535   New York City Indl Dev Agy
                 Civic Fac Rev Ctr For Nursing       5.375     08/01/27           4,638,353
      3,375   New York City Indl Dev Agy
                 Civic Fac Rev Our Lady of
                 Mercy Med Ctr Pkg Corp Proj         8.500     12/30/22           3,180,094
      3,000   New York City Indl Dev Agy
                 Civic Fac Rev Psch Inc Proj         6.375     07/01/33           3,230,790
      2,650   New York City Indl Dev Agy
                 Civic Fac Rev Spl Place Inc
                 Proj Ser A                          7.000     01/01/33           2,822,250
      5,290   New York City Indl Dev Agy
                 Civic Fac Rev Touro College
                 Proj Ser A (Acquired 06/29/99,
                 06/06/01, 07/22/02, Cost
                 $4,931,406) (g)                     6.350     06/01/29           5,597,984
      5,000   New York City Indl Dev Agy
                 Lycee Francais De NY Ser C          6.800     06/01/28           5,518,250
     19,050   New York City Indl Dev Agy Rev
                 Liberty 7 World Trade Ctr Proj      6.750     03/01/15          20,476,845
     41,900   New York City Indl Dev Agy Rev
                 Liberty 7 World Trade Ctr Ser
                 A                                   6.250     03/01/15          44,597,522

              NEW YORK (CONTINUED)
   $ 12,000   New York City Indl Dev Agy Rev
                 Liberty 7 World Trade Ctr Ser
                 A                                        6.500%    03/01/35        $ 12,805,560
        315   New York City Indl Dev Agy Rev
                 Lycee Francais De NY Proj
                 Ser A (ACA Insd)                         5.375     06/01/23             334,067
      5,000   New York City Indl Dev Agy Rev
                 Queens Baseball
                 Stadium-Pilot                            5.000     01/01/31           5,396,900
      9,000   New York City Indl Dev Agy Rev
                 Queens Baseball
                 Stadium-Pilot                            5.000     01/01/36           9,699,210
      7,500   New York City Indl Dev Agy Rev
                 Visy Paper Inc Proj (AMT)                7.950     01/01/28           7,599,150
     10,000   New York City Muni Wtr Fin
                 Auth Wtr & Swr Sys Rev Ser A
                 (b)                                      5.000     06/15/35          10,503,000
     45,000   New York City Trans Fin Auth Ser C
                 (b)                                      5.000     02/01/33          47,509,650
      2,500   New York Liberty Dev Corp Rev
                 National Sports Museum Proj
                 Ser A (Acquired 08/07/06,
                 Cost $2,500,000) (g)                     6.125     02/15/19           2,645,775
     10,000   New York St Dorm Auth Rev
                 NYU Hosp Ctr Ser A                       5.000     07/01/36          10,334,000
      2,500   New York St Dorm Auth Rev
                 Winthrop South Nassau Univ               5.500     07/01/23           2,667,675
      5,195   New York St Dorm Auth Rev
                 Winthrop South Nassau Univ               5.750     07/01/28           5,623,899
      4,000   New York St Dorm Auth Rev
                 Winthrop Univ Hosp Assn Ser
                 A                                        5.500     07/01/23           4,263,720

              NEW YORK (CONTINUED)
   $  1,250   Oneida Cnty, NY Indl Dev Agy
                 Civic Fac Saint Elizabeth Med
                 Ser A                                  5.875%    12/01/29         $ 1,282,350
      1,520   Oneida Cnty, NY Indl Dev Agy
                 Civic Fac Saint Elizabeth Med
                 Ser B                                  6.000     12/01/19           1,566,770
        100   Onondaga Cnty, NY Indl Dev
                 Agy Civic Fac Rev Iroquois
                 Nursing Home Ser B (FHA
                 Gtd) (a)                               7.000     02/01/09             100,087
      4,000   Orange Cnty, NY Indl Dev Agy
                 Arden Hill Life Care Ctr Proj
                 Ser A                                  7.000     08/01/31           4,275,960
        225   Oswego Cnty, NY Indl Dev Agy
                 Civic Fac Rev Sub St Luke
                 Residential Hlth Ser B (a)             7.000     02/01/12             232,767
      2,200   Peekskill, NY Indl Dev Agy Sr
                 Drum Hill Sr Living Proj (AMT)         6.375     10/01/28           2,213,464
     23,480   Port Auth NY & NJ (b)                     5.000     10/01/25          24,904,766
     12,460   Port Auth NY & NJ (MBIA Insd)(b)          5.250     11/01/17          13,565,077
      7,160   Port Auth NY & NJ (MBIA Insd)(b)          5.250     11/01/18           7,780,951
      5,075   Rockland Cnty, NY Indl Dev Agy
                 Civic Fac Rev Dominican
                 College Proj (Prerefunded @
                 5/01/08) (Acquired 06/30/98,
                 01/28/00, 11/13/00, Cost
                 $4,656,737) (g)                        6.250     05/01/28           5,305,253

              NEW YORK (CONTINUED)
   $  2,245   Saratoga Cnty, NY Indl Dev Agy
                 Sr Hsg Rev Highpointe at Malta
                 Proj Ser A (Prerefunded @
                 6/01/09)                            6.875%    06/01/39        $  2,460,834
      1,000   Suffolk Cnty, NY Gurwin Jewish
                 Phase II                            6.700     05/01/39           1,100,280
      1,000   Suffolk Cnty, NY Indl Dev Agy
                 Continuing Care Retirement
                 Peconic Landing Ser A               8.000     10/01/20           1,112,100
      2,000   Suffolk Cnty, NY Indl Dev Agy
                 Continuing Care Retirement
                 Peconic Landing Ser A               8.000     10/01/30           2,217,220
      6,350   Suffolk Cnty, NY Indl Dev Agy
                 Eastern Long Is Hosp Assoc
                 Ser A                               7.750     01/01/22           6,811,518
      2,820   Suffolk Cnty, NY Indl Dev Agy
                 Indl Dev Rev Spellman High
                 Voltage Fac Ser A (AMT)             6.375     12/01/17           2,844,055
      4,000   Suffolk Cnty, NY Indl Dev Agy
                 Medford Hamlet Asstd Living
                 Proj (AMT)                          6.375     01/01/39           4,134,960
      4,540   Sullivan Cnty, NY Indl Dev Agy
                 Civic Fac Rev Hebrew
                 Academy Spl Children (a)            7.500     06/01/32           4,926,581
         60   Syracuse, NY Hsg Auth Rev
                 Sub Proj Loretto Rest Ser B         7.500     08/01/10              61,347
      1,350   Syracuse, NY Indl Dev Agy Rev
                 First Mtg Jewish Home Ser A         7.375     03/01/21           1,454,126
      2,325   Syracuse, NY Indl Dev Agy Rev
                 First Mtg Jewish Home Ser A         7.375     03/01/31           2,496,539
      1,000   Ulster Cnty, NY Indl Dev Agy
                 Benedictine Hosp Proj Ser A
                 (Prerefunded @ 6/01/09)             6.400     06/01/14           1,055,400

              NEW YORK (CONTINUED)
   $    495   Ulster Cnty, NY Indl Dev Agy
                 Civic Fac Rev Benedictine
                 Hosp Proj Ser A (l)                 6.250%    06/01/08        $    503,118
      3,895   Ulster Cnty, NY Indl Dev Agy
                 Civic Fac Rev Benedictine
                 Hosp Proj Ser A (Prerefunded
                 @ 6/01/09)                          6.450     06/01/24           4,140,073
      3,750   Utica, NY Indl Dev Agy Civic Fac
                 Rev Utica College Civic Fac         6.850     12/01/31           4,096,950
      5,000   Westchester Cnty, NY Indl Dev
                 Agy Mtg Kendal on Hudson
                 Proj Ser A                          6.375     01/01/24           5,386,100
      5,000   Westchester Cnty, NY Indl Dev
                 Agy Mtg Kendal on Hudson
                 Proj Ser A                          6.500     01/01/34           5,394,650
      2,000   Westchester Cnty, NY Indl Dev
                 Hebrew Hosp Sr Hsg Inc Ser
                 A                                   7.375     07/01/30           2,157,100
                                                                               ------------
                                                                                384,203,841
                                                                               ------------
              NORTH CAROLINA   0.9%
      1,000   Halifax Cnty, NC Indl Fac &
                 Pollutn Ctl Fin Auth Intl Paper
                 Co Proj Ser A (AMT)                 5.900     09/01/25           1,058,900
      1,000   North Carolina Med Care Commn
                 First Mtg Arbor Acres Cmnty
                 Proj                                6.250     03/01/27           1,071,520
      7,050   North Carolina Med Care Commn
                 First Mtg Baptist Retirement
                 Ser A                               6.400     10/01/31           7,418,010
      3,000   North Carolina Med Care Commn
                 First Mtg Forest at Duke Proj       6.375     09/01/32           3,218,070
      2,000   North Carolina Med Care Commn
                 First Mtg Presbyterian Homes        5.500     10/01/31           2,093,980
      2,000   North Carolina Med Care Commn
                 First Mtg Presbyterian Homes        5.600     10/01/36           2,106,020

              NORTH CAROLINA (CONTINUED)
   $  2,500   North Carolina Med Care Commn
                 First Mtg Presbyterian Homes
                 Proj (Prerefunded @
                 10/01/2010)                         7.000%    10/01/31        $  2,800,025
      2,500   North Carolina Med Care Commn
                 First Mtg Salemtowne Proj
                 (Prerefunded @ 04/01/2011)          6.625     04/01/31           2,766,075
      1,100   North Carolina Med Care Commn
                 First Mtg Salemtowne Proj
                 Rfdg                                5.100     10/01/30           1,127,203
      1,850   North Carolina Med Care Commn
                 First Mtg Salemtowne Rfdg           5.000     10/01/23           1,890,940
      1,200   North Carolina Med Care Commn
                 First Mtg Utd Methodist Homes
                 (Prerefunded @ 10/01/09)            7.000     10/01/17           1,299,024
      1,250   North Carolina Med Care Commn
                 First Mtg Utd Methodist Homes
                 (Prerefunded @ 10/01/09)            7.250     10/01/32           1,360,450
      9,500   North Carolina Med Care Commn
                 Retirement Fac Rev First Mtg
                 Givens Estates Proj Ser A           6.500     07/01/32          10,339,230
                                                                              -------------
                                                                                 38,549,447
                                                                              -------------

              NORTH DAKOTA 0.5%
      2,610   Devils Lake, ND Hlthcare Fac
                 Rev & Impt Lk Reg Lutheran
                 Rfdg                                6.100     10/01/23           2,172,564
        495   Fargo, ND Multi-Family Rev Hsg
                 Trollwood Vlg Proj Rfdg Ser A
                 (AMT)                               7.250     09/01/21             518,428
        765   Fargo, ND Multi-Family Rev Hsg
                 Trollwood Vlg Proj Rfdg Ser A
                 (AMT)                               7.400     09/01/26             802,913
      2,120   Fargo, ND Multi-Family Rev Hsg
                 Trollwood Vlg Proj Rfdg Ser A
                 (AMT)                               7.600     09/01/31           2,238,148

              NORTH DAKOTA (CONTINUED)
   $  1,165   Grand Forks, ND Nursing Fac
                 Vly Homes & Svc Proj (a)            5.450%    11/01/31        $  1,180,716
      1,000   Grand Forks, ND Nursing Fac
                 Vly Homes & Svc Proj Ser A          6.250     11/01/29           1,047,190
      1,545   Grand Forks, ND Sr Hsg Rev
                 4000 Vly Square Proj Rfdg           5.200     12/01/26           1,568,762
      2,400   Grand Forks, ND Sr Hsg Rev
                 4000 Vly Square Proj Rfdg           5.300     12/01/34           2,437,104
      4,000   Grand Forks, ND Sr Hsg Rev Spl
                 Term 4000 Vly Square Proj
                 (Prerefunded @ 12/01/07)            6.250     12/01/34           4,067,000
      1,835   Grand Forks, ND Sr Hsg Rev Spl
                 Term 4000 Vly Square Proj
                 (Prerefunded @ 12/01/07)            6.375     12/01/34           1,865,718
        645   Lincoln, ND Muni Indl Dev Act Mo
                 Slope Lutheran Care Ctr Proj        5.250     11/01/26             652,566
      2,840   Lincoln, ND Muni Indl Dev Act Mo
                 Slope Lutheran Care Ctr Proj        5.350     11/01/41           2,871,382
                                                                              -------------
                                                                                 21,422,491
                                                                              -------------
              OHIO   1.7%
     10,255   Adams Cnty Hosp Fac Impt Rev
                 Adams Cnty Hosp Proj                6.500     09/01/36          10,710,014
      1,500   Akron Bath Copley, OH St Twp
                 Hosp Dist Rev Summa Hosp
                 Ser A                               5.375     11/15/24           1,544,070
      4,000   Athens Cnty, OH Hosp Fac Rev
                 Impt O'Bleness Mem Rfdg Ser
                 A                                   6.900     11/15/23           4,371,360
      7,650   Athens Cnty, OH Hosp Fac Rev
                 Impt O'Bleness Mem Rfdg Ser
                 A                                   7.125     11/15/33           8,414,771
      5,000   Cleveland Cuyahoga Cnty, OH
                 Spl Assmt Tax Increment Proj        7.350     12/01/31           5,530,450

              OHIO (CONTINUED)
   $  2,500   Cuyahoga Cnty, OH Hlthcare
                 Fac Franciscan Cnty OH Inc
                 Proj Ser C                          6.250%    05/15/32          $2,557,075
      3,000   Cuyahoga Cnty, OH Hosp Fac
                 Rev Canton Inc Proj                 7.500     01/01/30           3,301,440
      7,000   Cuyahoga Cnty, OH Rev Rfdg
                 Ser A                               6.000     01/01/32           7,739,760
      4,000   Dayton, OH Spl Fac Rev Air
                 Freight Cargo Day LLC Proj
                 (AMT)                               6.300     04/01/22           4,084,160
      2,000   Dayton, OH Spl Fac Rev Air
                 Freight Ser D (AMT)                 6.200     10/01/09           2,112,980
      5,600   Hamilton Cnty, OH Hlthcare Life
                 Enriching Cmnty Proj Rfdg Ser
                 A                                   5.000     01/01/37           5,773,152
      2,010   Hamilton Cnty, OH Multi-Family
                 Rev Hsg Garden Hill
                 Washington Pk Apt (AMT)             7.750     10/01/21           1,835,874
      1,000   Lucas Cnty, OH Hlthcare Impt
                 Sunset Retirement Rfdg Ser
                 A                                   6.550     08/15/24           1,074,590
        500   Lucas Cnty, OH Hlthcare Impt
                 Sunset Retirement Rfdg Ser
                 A                                   6.625     08/15/30             537,255
        915   Madison Cnty, OH Hosp Impt
                 Rev Madison Cnty Hosp Proj
                 Rfdg (Prerefunded @
                 08/01/08)                           6.250     08/01/18             934,288
      3,230   Madison Cnty, OH Hosp Impt
                 Rev Madison Cnty Hosp Proj
                 Rfdg (Prerefunded @
                 08/01/08)                           6.400     08/01/28           3,344,471
      4,340   Norwood, OH Tax Increment
                 Rev Fin Cornerstone at
                 Norwood                             6.200     12/01/31           4,425,151

              OHIO (CONTINUED)
   $  2,000   Ohio St Air Quality Dev Auth
                 Pollutn Ctl Cleveland Rfdg Ser
                 A                                   6.000%    12/01/13        $  2,047,320
      1,000   Pinnacle Cmnty Infrastructure
                 Fac Ser A                           6.000     12/01/22           1,062,480
      2,000   Pinnacle Cmnty Infrastructure
                 Fac Ser A                           6.250     12/01/36           2,130,260
        500   Port Gtr Cincinnati Dev Auth
                 Coop Pub Pkg Infrastructure
                 Proj                                6.300     02/15/24             543,520
      2,030   Port Gtr Cincinnati Dev Auth
                 Coop Pub Pkg Infrastructure
                 Proj                                6.400     02/15/34           2,199,769
                                                                               ------------
                                                                                 76,274,210
                                                                               ------------
              OKLAHOMA   0.6%
      1,170   Citizen Potawatomi Nation, OK
                 Ser A                               6.500     09/01/16           1,243,336
      1,150   Langston, OK Econ Dev
                 Langston Cmnty Dev Corp Proj
                 Ser A (Prerefunded @
                 8/01/10)                            7.625     08/01/20           1,309,585
      1,000   Langston, OK Econ Dev
                 Langston Cmnty Dev Corp Proj
                 Ser A (Prerefunded @
                 8/01/10)                            7.750     08/01/30           1,142,750
      2,000   Oklahoma Cnty, OK Fin Auth
                 Rev Epworth Villa Proj Rfdg         6.000     04/01/22           2,059,860
        750   Oklahoma Cnty, OK Fin Auth
                 Rev Epworth Villa Proj Rfdg
                 Ser A                               5.700     04/01/25             779,940
      1,250   Oklahoma Cnty, OK Fin Auth
                 Rev Epworth Villa Proj Rfdg
                 Ser A                               5.875     04/01/30           1,315,537

              OKLAHOMA (CONTINUED)
   $  1,200   Oklahoma Cnty, OK Fin Auth
                 Rev Epworth Villa Proj Rfdg
                 Ser A                                    7.000%    04/01/25      $  1,225,668
      1,990   Oklahoma Cnty, OK Fin Auth
                 Rev Epworth Villa Proj Rfdg
                 Ser A (Prerefunded @
                 4/01/10)                                 7.600     04/01/30         2,213,139
      5,000   Oklahoma Dev Fin Auth Rev
                 Comache Cnty Hosp Proj Ser
                 B                                        6.375     07/01/21         5,553,300
        500   Oklahoma Dev Fin Auth Rev
                 Comanche Cnty Hosp Proj Ser
                 B                                        6.600     07/01/31           559,315
      3,740   Oklahoma Dev Fin Auth Rev
                 Hillcrest Hlthcare Sys Rfdg
                 Ser A (Prerefunded @
                 8/15/09) (m)                             5.625     08/15/19         3,943,531
      2,500   Oklahoma Dev Fin Auth Rev
                 Hillcrest Hlthcare Sys Rfdg
                 Ser A (Prerefunded @
                 8/15/09)                                 5.750     08/15/12         2,643,350
      1,000   Oklahoma Dev Fin Auth Rev
                 Hillcrest Hlthcare Sys Rfdg
                 Ser A (Prerefunded @
                 8/15/09)                                 5.750     08/15/15         1,057,340
      1,000   Stillwater, OK Med Ctr Auth                 5.625     05/15/23         1,096,400
                                                                                  ------------
                                                                                    26,143,051
                                                                                  ------------
              OREGON 0.9%
      2,000   Clackamas Cnty, OR Hosp Fac
                 Willamette View Inc Proj Ser A
                 (Prerefunded @ 11/01/09)                 7.500     11/01/29         2,212,160
      1,150   Clatsop Care Ctr Hlth Dist OR
                 Rev Sr Hsg                               6.000     08/01/14         1,156,279
      4,000   Clatsop Care Ctr Hlth Dist OR
                 Rev Sr Hsg                               6.875     08/01/28         4,104,200

              OREGON (CONTINUED)
   $  1,700   Douglas Cnty, OR Hosp Fac
                 Auth Rev Elderly Hsg Forest
                 Glen Ser A (a)                      7.500%    09/01/27        $  1,742,942
      9,300   Multnomah Cnty, OR Hosp Fac
                 Auth Rev Terwilliger Plaza Proj
                 Rfdg (Acquired 05/16/03, Cost
                 $9,078,771) (g)                     6.500     12/01/29           9,632,382
      3,000   Oregon St Fac Auth Rev College
                 Hsg Northwest Proj Ser A            5.450     10/01/32           3,104,640
      2,835   Oregon St Hlth Hsg Ed Auth OR
                 Baptist Retirement Homes Ser
                 A                                   8.000     11/15/26           2,878,205
      3,683   Oregon St Hlth Hsg Ed & Cultural
                 Fac Auth Ser A (AMT)                7.250     06/01/28           3,811,756
      9,925   Yamhill Cnty, OR Hosp Auth Rev
                 Friendsview Retirement
                 Cmnty                               7.000     12/01/34          11,043,151
                                                                               ------------
                                                                                 39,685,715
                                                                               ------------
              PENNSYLVANIA 5.0%
      1,000   Allegheny Cnty, PA Hosp Dev
                 Auth Hlthcare Fac Villa Saint
                 Joseph                              5.875     08/15/18           1,012,600
      4,500   Allegheny Cnty, PA Hosp Dev
                 Auth Hlthcare Fac Villa Saint
                 Joseph                              6.000     08/15/28           4,553,010
      1,000   Allegheny Cnty, PA Hosp Dev
                 Auth Rev Hosp South Hills Hlth
                 Sys Ser B (Prerefunded @
                 5/01/10)                            6.625     05/01/20           1,066,560
        965   Allegheny Cnty, PA Hosp Dev
                 Hlth Sys Ser B                      9.250     11/15/15           1,147,395
      6,240   Allegheny Cnty, PA Hosp Dev
                 Hlth Sys Ser B                      9.250     11/15/22           7,407,566
     11,925   Allegheny Cnty, PA Hosp Dev
                 Hlth Sys Ser B                      9.250     11/15/30          14,133,510

              PENNSYLVANIA (CONTINUED)
   $  6,605   Allegheny Cnty, PA Indl Dev
                 Auth Lease Rev Air Freight
                 Cargo Fac Pit LLC
                 (AMT) (a)                           7.750%    09/01/31        $  7,425,737
      1,695   Allegheny Cnty, PA Indl Dev
                 Auth Lease Rev (AMT)                6.625     09/01/24           1,758,918
      4,275   Blair Cnty, PA Indl Dev Auth Vlg
                 of PA St Proj Ser A                 7.000     01/01/34           4,506,577
      1,000   Bucks Cnty, PA Indl Dev Auth
                 Rev First Mtg Hlthcare Fac
                 Chandler                            6.100     05/01/14           1,007,830
        900   Bucks Cnty, PA Indl Dev Auth
                 Rev First Mtg Hlthcare Fac
                 Chandler                            6.200     05/01/19             902,439
      2,000   Bucks Cnty, PA Indl Dev Auth
                 Rev First Mtg Hlthcare Fac
                 Chandler                            6.300     05/01/29           2,006,100
      1,000   Chartiers Vly, PA Indl & Coml
                 Dev Auth First Mtg Rev
                 Asbury Hlth Ctr Rfdg                6.375     12/01/19           1,043,960
      2,500   Chartiers Vly, PA Indl & Coml
                 Dev Auth First Mtg Rev
                 Asbury Hlth Ctr Rfdg                6.375     12/01/24           2,606,500
     10,295   Chester Cnty, PA Hlth & Ed Fac
                 Chester Cnty Hosp Ser A             6.750     07/01/31          11,328,309
      2,250   Chester Cnty, PA Hlth & Ed
                 Jenners Pond Inc Proj
                 (Prerefunded @ 7/01/12)             7.250     07/01/24           2,652,142
      2,200   Chester Cnty, PA Hlth & Ed
                 Jenners Pond Inc Proj
                 (Prerefunded @ 7/01/12)             7.625     07/01/34           2,632,080
      2,500   Crawford Cnty, PA Hosp Auth
                 Sr Living Fac Rev                   6.250     08/15/29           2,582,175

              PENNSYLVANIA (CONTINUED)
   $  1,000   Cumberland Cnty, PA Indl Dev
                 Auth Rev First Mtg Woods
                 Cedar Run Rfdg Ser A (d)(o)         6.500%    11/01/18        $    525,290
      3,250   Cumberland Cnty, PA Indl Dev
                 Auth Rev First Mtg Woods
                 Cedar Run Rfdg Ser A (d)(o)         6.500     11/01/28           1,705,080
      4,750   Cumberland Cnty, PA Muni Auth
                 Rev Diakon Lutheran Ministries
                 Proj                                5.000     01/01/36           4,931,165
      4,000   Dauphin Cnty, PA Gen Auth Rev
                 Office & Pkg Forum Place Ser
                 A                                   6.000     01/15/25           2,943,560
      5,500   Dauphin Cnty, PA Gen Auth Rev
                 Office & Pkg Riverfront
                 Office                              6.000     01/01/25           5,358,595
      1,000   Delaware Cnty, PA Auth First Mt
                 White Horse Vlg Proj Ser A
                 (Prerefunded @ 7/01/10)             7.625     07/01/30           1,127,220
      1,000   Fulton Cnty, PA Indl Dev Auth
                 Hosp Rev Fulton Cnty Med Ctr
                 Proj                                5.875     07/01/31           1,042,980
      1,900   Fulton Cnty, PA Indl Dev Auth
                 Hosp Rev Fulton Cnty Med Ctr
                 Proj                                5.900     07/01/40           1,982,422
      4,155   Grove City, PA Area Hosp Auth
                 Hlth Fac Rev Grove Manor Proj
                 (Prerefunded @ 8/15/08)             6.625     08/15/29           4,341,767
      2,000   Harrisburg, PA Auth Univ Rev
                 Harrisburg Univ Of Science
                 Ser A                               5.400     09/01/16           2,042,480
      4,000   Harrisburg, PA Auth Univ Rev
                 Harrisburg Univ of Science
                 Ser B                               6.000     09/01/36           4,133,800

              PENNSYLVANIA (CONTINUED)
   $  4,530   Hazleton, PA Hlth Svc Auth
                 Hazleton Saint Joseph's Med
                 Ctr                                 6.200%    07/01/26        $  4,556,908
      2,200   Indiana Cnty, PA Indl Dev Auth
                 PSEG Pwr LLC Proj Rfdg
                 (AMT)                               5.850     06/01/27           2,337,412
      1,650   Lancaster, PA Indl Dev Auth
                 Rev Garden Spot Vlg Proj Ser
                 A (Prerefunded @ 5/01/10)           7.625     05/01/31           1,856,629
      2,500   Lehigh Cnty, PA Gen Purp Auth
                 Good Shepherd Group Ser A           5.625     11/01/34           2,690,725
      1,000   Lehigh Cnty, PA Gen Purp Auth
                 Hosp Saint Luke's Bethlehem
                 (Prerefunded @ 8/15/13)             5.375     08/15/33           1,088,010
      3,000   Lehigh Cnty, PA Gen Purp Auth
                 Rev First Mtg Bible Fellowship
                 Church Home Inc                     7.750     11/01/33           3,332,460
      3,000   Lehigh Cnty, PA Gen Purp Auth
                 Rev First Mtg Bible Fellowship
                 Church Home Inc Proj Ser A          6.000     12/15/23           3,053,640
      3,000   Lehigh Cnty, PA Gen Purp Auth
                 Rev Kidspeace Oblig Grp
                 Rfdg                                6.000     11/01/18           3,004,590
      6,085   Lehigh Cnty, PA Gen Purp Auth
                 Rev Kidspeace Oblig Grp
                 Rfdg                                6.000     11/01/23           6,052,689
      1,790   Lehigh Cnty, PA Indl Dev Auth
                 Hlth Fac Rev Lifepath Inc Proj      6.100     06/01/18           1,794,135
      4,000   Lehigh Cnty, PA Indl Dev Auth
                 Hlth Fac Rev Lifepath Inc Proj      6.300     06/01/28           4,012,640
      1,850   Luzerne Cnty, PA Indl Dev Auth
                 First Mtg Gross Rev
                 Rfdg (a)                            7.875     12/01/13           1,852,128
      2,500   Monroe Cnty, PA Hosp Auth Rev
                 Hosp Pocono Med Ctr                 6.000     01/01/43           2,710,600

              PENNSYLVANIA (CONTINUED)
   $  4,180   Montgomery Cnty, PA Higher Ed
                 & Hlth Auth Rev Impt & Rfdg         6.875%    04/01/36        $  4,493,918
      1,646   Montgomery Cnty, PA Indl Dev
                 Auth Rev First Mtg The
                 Meadowood Corp Proj Rfdg
                 Ser A                               6.000     12/01/10           1,647,745
      1,000   Montgomery Cnty, PA Indl Dev
                 Auth Rev First Mtg The
                 Meadowood Corp Proj Rfdg
                 Ser A                               6.250     12/01/17           1,030,480
      3,200   Montgomery Cnty, PA Indl Dev
                 Auth Rev Hlthcare Adv
                 Geriatric Ser A                     8.375     07/01/23           3,205,664
      1,500   Montgomery Cnty, PA Indl Dev
                 Auth Rev Mtg Whitemarsh
                 Continuing Care Proj                6.125     02/01/28           1,591,110
      1,500   Montgomery Cnty, PA Indl Dev
                 Auth Rev Mtg Whitemarsh
                 Continuing Care Proj                6.250     02/01/35           1,596,150
      2,660   Montgomery Cnty, PA Indl Dev
                 Auth Rev Wordsworth
                 Academy (a)                         7.750     09/01/14           2,664,788
      1,600   Mount Lebanon, PA Hosp Auth
                 Saint Clair Mem Hosp Ser A          5.625     07/01/32           1,709,168
      2,275   Northeastern, PA Hosp & Ed
                 Auth Hlthcare Rev                   7.125     10/01/29           2,348,301
      2,900   Pennsylvania Econ Dev Fin Auth
                 Exempt Fac Rev Amtrak Proj
                 Ser A (AMT)                         6.125     11/01/21           3,109,989
      2,755   Pennsylvania Econ Dev Fin Auth
                 Exempt Fac Rev Amtrak Proj
                 Ser A (AMT)                         6.250     11/01/31           2,957,685
      3,000   Pennsylvania Econ Dev Fin Auth
                 Exempt Fac Rev Amtrak Proj
                 Ser A (AMT)                         6.375     11/01/41           3,220,020

              PENNSYLVANIA (CONTINUED)
   $  2,650   Pennsylvania Econ Dev Fin Auth
                 Exempt Fac Rev Amtrak Proj
                 Ser A (AMT)                         6.500%    11/01/16        $  2,868,864
      2,230   Pennsylvania Econ Dev Fin
                 Northwestern Human Svc Ser
                 A                                   5.250     06/01/28           2,193,361
      7,000   Pennsylvania Econ Dev Fin
                 Reliant Energy Ser B (AMT)          6.750     12/01/36           7,739,760
      5,000   Pennsylvania St Higher Ed Fac
                 La Salle Univ                       5.500     05/01/34           5,305,350
        985   Pennsylvania St Higher Ed
                 Student Assn Inc Proj Ser A         6.750     09/01/32           1,073,877
      1,565   Pennsylvania St Higher Ed UPMC
                 Hlth Sys Ser A                      6.000     01/15/31           1,695,098
      1,500   Philadelphia, PA Auth for Indl
                 Cathedral Vlg Proj Ser A            6.875     04/01/34           1,681,035
      2,600   Philadelphia, PA Auth for Indl
                 Dev Baptist Home of
                 Philadelphia Ser A                  5.500     11/15/18           2,611,154
      5,485   Philadelphia, PA Auth for Indl
                 Dev Baptist Home of
                 Philadelphia Ser A                  5.600     11/15/28           5,497,396
      3,050   Philadelphia, PA Auth for Indl
                 Pauls Run Ser A                     5.875     05/15/28           3,120,333
      1,090   Philadelphia, PA Auth Indl Dev
                 Cathedral Vlg Proj Ser A            6.750     04/01/23           1,219,939
      8,500   Philadelphia, PA Auth Indl Dev
                 Rev Coml Dev Rfdg (AMT)             7.750     12/01/17           8,520,740
      2,180   Philadelphia, PA Hosp & Higher
                 Ed Fac Auth Hosp Rev Rfdg           6.500     07/01/27           2,188,524
        795   Philadelphia, PA Hosp & Higher
                 Ed Fac Auth Rev Centralized
                 Comp Human Svc Ser A                6.125     01/01/13             795,501

              PENNSYLVANIA (CONTINUED)
   $  4,000   Philadelphia, PA Hosp & Higher
                 Ed Fac Auth Rev Centralized
                 Comp Human Svc Ser A                7.250%    01/01/21        $  4,280,720
      2,495   Philadelphia, PA Hosp & Higher
                 Ed Temple Univ Hosp                 5.500     11/15/15           2,530,504
      2,000   Philadelphia, PA Hosp & Higher
                 Ed Temple Univ Hosp Ser A           6.625     11/15/23           2,012,560
      2,500   Westmoreland Cnty, PA Indl Dev
                 Hlthcare Fac Redstone Ser B
                 (Prerefunded @ 11/15/10)            8.000     11/15/23           2,859,100
                                                                               ------------
                                                                                226,019,167
                                                                               ------------
              RHODE ISLAND 0.3%
      2,000   Rhode Island St Econ Dev Corp
                 Rev Oblig Providence Pl             7.250     07/01/20           2,123,840
      7,310   Rhode Island St Hlth & Ed Bldg
                 Hosp Fin Lifespan Oblig Grp
                 (Prerefunded @ 8/15/12)             6.500     08/15/32           8,304,379
      1,500   Tiverton, RI Spl Oblig Tax Mount
                 Hope Bay Vlg Ser A                  6.875     05/01/22           1,633,215
                                                                               ------------
                                                                                 12,061,434
                                                                               ------------
              SOUTH CAROLINA   1.8%
      2,500   Lancaster Cnty, SC Assmt Rev
                 Edenmoor Impt Dist Ser B
                 (Acquired 05/19/06, Cost
                 $2,500,000) (g)                     5.750     12/01/37           2,625,650
      2,000   Lexington Cnty, SC Hlth Svc            5.500     05/01/32           2,139,060
      2,000   Lexington Cnty, SC Hlth Svc            5.500     05/01/37           2,135,880
      1,450   Loris, SC Cmnty Hosp Dist Hosp
                 Rev Ser B                           5.625     01/01/29           1,503,969
      1,915   Medical Univ SC Hosp Auth Rfdg
                 Ser A (Prerefunded @
                 08/15/12)                           6.250     08/15/22           2,159,086
      1,700   Medical Univ SC Hosp Auth Rfdg
                 Ser A (Prerefunded @
                 08/15/12)                           6.375     08/15/27           1,927,120

              SOUTH CAROLINA (CONTINUED)
   $  7,000   Richland Cnty, SC Environmental
                 Impt Rev Intl Paper Ser A
                 (AMT)                               6.100%    04/01/23        $  7,636,580
      5,050   South Carolina Jobs Econ Dev
                 Auth Econ Dev Rev Bon
                 Secours Hlth Sys Inc Ser A          5.625     11/15/30           5,407,894
        388   South Carolina Jobs Econ Dev
                 Auth Econ Dev Rev
                 Westminster Presbyterian
                 Ctr (l)                             6.750     11/15/10             411,649
        500   South Carolina Jobs Econ Dev
                 Auth Econ Dev Rev
                 Westminster Presbyterian Ctr
                 (Prerefunded @ 11/15/10)            7.500     11/15/20             573,960
        495   South Carolina Jobs Econ Dev
                 Auth Fac Rev Palmetto Hlth
                 Ser C (Prerefunded @
                 8/01/13)                            6.375     08/01/34             566,285
      1,200   South Carolina Jobs Econ Dev
                 Auth Hlth Fac Rev First Mtg
                 Lutheran Homes Rfdg                 5.650     05/01/18           1,199,976
      5,000   South Carolina Jobs Econ Dev
                 Auth Hosp Fac Rev Palmetto
                 Hlth Alliance Ser A                 6.125     08/01/23           5,590,600
      9,900   South Carolina Jobs Econ Dev
                 Auth Hosp Fac Rev Palmetto
                 Hlth Alliance Ser A                 6.250     08/01/31          11,135,817
      5,500   South Carolina Jobs Econ Dev
                 First Mtg Lutheran Homes            6.625     05/01/20           5,714,995
      2,540   South Carolina Jobs Econ Dev
                 First Mtg Lutheran Homes
                 Rfdg                                5.700     05/01/26           2,540,025
      3,000   South Carolina Jobs Econ Dev
                 First Mtg Westley Com Proj
                 (Prerefunded @ 10/01/10)            7.750     10/01/24           3,416,670

              SOUTH CAROLINA (CONTINUED)
   $  2,500   South Carolina Jobs Econ Dev
                 First Mtg Westley Com Proj
                 (Prerefunded @ 10/01/10)            8.000%    10/01/31        $  2,866,075
      4,000   South Carolina Jobs Econ Dev
                 First Mtg Westley Com Proj
                 Rfdg (Prerefunded @
                 10/01/10) (a)                       7.750     10/01/33           4,555,560
      1,650   South Carolina Jobs Econ
                 Episcopal Home Still Proj Ser
                 A                                   6.250     05/15/25           1,722,567
      3,350   South Carolina Jobs Econ
                 Episcopal Home Still Proj Ser
                 A                                   6.375     05/15/32           3,568,386
      4,005   South Carolina Jobs Econ
                 Palmetto Hlth Ser C
                 (Prerefunded @ 8/01/13)             6.375     08/01/34           4,606,351
      5,015   Tobacco Settlement Rev Mgmt
                 Auth SC Tob Settlement Rev
                 Ser B                               6.375     05/15/28           5,427,885
                                                                               ------------
                                                                                 79,432,040
                                                                               ------------
              SOUTH DAKOTA 0.6%
      3,750   Minnehaha Cnty, SD Hlth Fac
                 Bethany Lutheran Home Proj
                 Ser A                               7.000     12/01/35           3,933,562
      3,600   Mobridge, SD Hlthcare Fac Rev
                 Mobridge Regl Hosp Proj             6.500     12/01/22           3,716,640
      1,750   Sioux Falls, SD Hlth Fac Rev
                 Dow Rummel Vlg Proj Ser A
                 (Prerefunded @ 11/15/12)            6.625     11/15/23           2,006,970
      3,250   Sioux Falls, SD Hlth Fac Rev
                 Dow Rummel Vlg Proj Ser A
                 (Prerefunded @ 11/15/12)            6.750     11/15/33           3,747,932
      3,250   Sioux Falls, SD Hlth Fac Rev
                 Rfdg Dow Rummel Vlg Proj            5.000     11/15/33           3,213,828

              SOUTH DAKOTA (CONTINUED)
   $  9,555   Sioux Falls, SD Multi-Family Rev
                 Hsg Inn on Westport Proj A 1
                 (Acquired 01/26/04, Cost
                 $6,272,986) (g)                     6.000%    03/01/40          $ 9,799,035
      1,600   Winner, SD Econ Dev Rev
                 Winner Regl Hlthcare Ctr
                 Rfdg (a)                            6.000     04/01/28            1,601,168
                                                                                 -----------
                                                                                  28,019,135
                                                                                 -----------
              TENNESSEE 3.4%
     14,840   Clarksville, TN Nat Gas
                 Acquisition Corp Gas Rev (b)        5.000     12/15/19           16,275,251
      6,900   Clarksville, TN Nat Gas
                 Acquisition Corp Gas Rev (b)        5.000     12/15/21            7,611,735
      1,000   Elizabethton, TN Hlth & Ed Fac
                 Brd Rev Hosp First Mtg Impt &
                 Rfdg Ser B                          8.000     07/01/33            1,175,780
      1,200   Johnson City, TN Hlth & Ed
                 Appalachian Christian Vlg Proj
                 Ser A                               6.000     02/15/19            1,218,528
      1,000   Johnson City, TN Hlth & Ed
                 Appalachian Christian Vlg Proj
                 Ser A                               6.000     02/15/24            1,015,100
      5,000   Johnson City, TN Hlth & Ed Fac
                 Brd Hosp Rev First Mtg Mtn
                 States Hlth Rfdg Ser A              7.500     07/01/25            5,842,650
      7,000   Johnson City, TN Hlth & Ed Fac
                 Brd Hosp Rev First Mtg Mtn
                 States Hlth Rfdg Ser A              7.500     07/01/33            8,157,730

              TENNESSEE (CONTINUED)
   $  1,200   Johnson City, TN Hlth & Ed Fac
                 Brd Retirement Fac Rev
                 Appalachian Christian Vlg Proj
                 Ser A                                       6.250%    02/15/32        $ 1,266,348
      2,700   Knox Cnty, TN Hlth Ed Hosp Fac
                 Impt East TN Hosp Rfdg Ser B                5.750     07/01/33          2,904,255
      7,000   Knox Cnty, TN Hlth Ed & Hsg
                 Fac Brd Hosp Fac Rev Baptist
                 Hlth Sys East TN                            6.500     04/15/31          7,578,270
      4,850   Metropolitan Govt Nashville &
                 Davidson Blakeford at Green
                 Hills Rfdg                                  5.650     07/01/24          4,945,836
      1,650   Shelby Cnty, TN Hlth & Ed
                 Germantown Vlg Ser A                        7.000     12/01/23          1,661,203
      6,500   Shelby Cnty, TN Hlth & Ed
                 Germantown Vlg Ser A                        7.250     12/01/34          6,621,290
     10,000   Shelby Cnty, TN Hlth Ed & Hsg
                 Fac Brd Hosp Rev Methodist
                 Hlthcare (b)                                6.250     09/01/21         11,407,800
        375   Shelby Cnty, TN Hlth Ed & Hsg
                 Fac Brd Rev Hlthcare Fac
                 Kirby Pines Ser A                           6.250     11/15/16            385,170
      7,000   Shelby Cnty, TN Hlth Ed & Hsg
                 Fac Brd Rev Hlthcare Fac
                 Kirby Pines Ser A                           6.375     11/15/25          7,177,450
      3,500   Sullivan Cnty, TN Hlth Ed & Hsg
                 Fac Brd Hosp Rev Wellmont
                 Hlth Sys Proj Ser C                         5.250     09/01/36          3,704,015
      4,500   Sullivan Cnty, TN Hlth Ed & Hsg
                 Fac Brd Rev Hosp Wellmont
                 Hlth Sys Proj (Prerefunded @
                 9/01/12)                                    6.250     09/01/32          5,057,190


              TENNESSEE (CONTINUED)
   $ 12,500   Tennessee Energy Acquisition
                 Corp Gas Rev Ser A (b)              5.250%    09/01/21          $ 14,111,500
     40,000   Tennessee Energy Acquisition
                 Corp Gas Rev Ser A (b)              5.250     09/01/22            45,314,400
                                                                                -------------
                                                                                  153,429,502
                                                                                -------------
              TEXAS   7.2%
      1,805   Abia Dev Corp TX Arpt Fac Rev
                 Aero Austin LP Proj (AMT)           7.250     01/01/25             1,902,416
        215   Abia Dev Corp TX Arpt Fac Rev
                 Austin Belly Port Dev LLC Proj
                 Ser A (AMT)                         6.250     10/01/08               217,625
      3,775   Abia Dev Corp TX Arpt Fac Rev
                 Austin Belly Port Dev LLC Proj
                 Ser A (AMT)                         6.500     10/01/23             3,877,642
      2,000   Abilene, TX Hlth Fac Dev Corp
                 Retirement Fac Rev Sears
                 Methodist Retirement Ser A          6.750     11/15/28             2,056,280
      5,000   Abilene, TX Hlth Fac Dev Corp
                 Retirement Fac Rev Sears
                 Methodist Retirement Ser A          7.000     11/15/33             5,567,700
      5,000   Alliance Arpt Auth Inc TX Spl
                 Fac Rev FedEx Corp Proj Rfdg
                 (AMT)                               4.850     04/01/21             5,129,950
      1,700   Atlanta, TX Hosp Auth Fac Rev          6.750     08/01/29             1,778,931
      2,000   Austin-Bergstorm Landhost
                 Enterprises Inc TX Arpt Hotel
                 Sr Ser A (c)                  6.750/4.450     04/01/27             1,508,940
      2,500   Austin, TX Conv Enterprises Inc
                 First Tier Rfdg Ser B               5.750     01/01/34             2,693,525
      1,000   Austin, TX Conv Enterprises Inc
                 First Tier Ser A (Prerefunded
                 @ 1/01/11)                          6.700     01/01/28             1,106,260

              TEXAS (CONTINUED)
   $    750   Bexar Cnty, TX Hlth Fac Dev
                 Corp Army Retirement
                 Residence Proj (Prerefunded
                 @ 7/01/12)                           6.125%    07/01/22           $840,637
      1,000   Bexar Cnty, TX Hlth Fac Dev
                 Corp Army Retirement
                 Residence Proj (Prerefunded
                 @ 7/01/12)                           6.300     07/01/32          1,129,250
      3,335   Bexar Cnty, TX Hsg Fin Corp
                 Multi-Family Hsg Rev
                 Woodland Ridge Apt Proj Ser
                 A (AMT)                              7.000     01/01/39          3,599,766
      1,585   Brazos Riv Auth TX Pollutn Ctl
                 Rev Adj TXU Elec Co Proj Rfdg
                 Ser C (AMT)                          5.750     05/01/36          1,636,560
      5,000   Brazos Riv Auth TX Pollutn Ctl
                 Rev TXU Energy Co Proj Rfdg
                 Ser A (AMT)                          6.750     04/01/38          5,465,300
      9,500   Brazos Riv Auth TX Pollutn Ctl
                 Rev TXU Energy Co Proj Rfdg
                 Ser B (AMT)                          6.300     07/01/32         10,254,300
     10,000   Brazos Riv Auth TX Pollutn TX
                 Util Co Ser A (AMT)                  7.700     04/01/33         11,499,000
      1,000   Brazos Riv Auth TX Rev Reliant
                 Energy Inc Proj Rfdg Ser A           5.375     04/01/19          1,027,560
      2,000   Comal Cnty, TX Hlth Fac Dev
                 Hlthcare Sys McKenna Mem
                 Proj Ser A                           6.125     02/01/22          2,178,140
      3,000   Comal Cnty, TX Hlth Fac Dev
                 Hlthcare Sys McKenna Mem
                 Proj Ser A                           6.250     02/01/32          3,279,240
      6,000   Dallas Cnty, TX Flood Ctl Dist No
                 1 Rfdg                               7.250     04/01/32          6,316,680

              TEXAS (CONTINUED)
   $  1,000   Dallas-Fort Worth, TX Intl Arpt
                 Impt Jt Ser A (FGIC Insd)
                 (AMT)                               6.000%    11/01/28         $ 1,051,830
      3,000   Dallas-Fort Worth, TX Intl Arpt
                 Impt Jt Ser A (FGIC Insd)
                 (AMT)                               6.000     11/01/32           3,155,490
      8,000   Decatur, TX Hosp Auth Hosp
                 Wise Regl Hlth Sys Ser A            7.000     09/01/25           8,838,640
      5,000   Decatur, TX Hosp Auth Hosp
                 Wise Regl Hlth Sys Ser A            7.125     09/01/34           5,538,000
        920   Grand Prairie, TX Hsg Fin
                 Corp (c)                      7.500/3.750     07/01/17             856,299
      1,000   Grand Prairie, TX Hsg Fin
                 Corp (a)(c)                   7.625/3.813     01/01/20             931,420
      7,390   Grand Prairie, TX Hsg Fin
                 Corp (c)                      7.750/3.875     01/01/34           6,898,195
      1,985   Grapevine, TX Indl Dev Corp
                 Rev Sr Air Cargo (AMT)              6.500     01/01/24           2,147,552
      3,000   Gregg Cnty, TX Hlth Fac Dev
                 Corp Hosp Rev Good
                 Shepherd Med Ctr Proj Ser A         6.375     10/01/21           3,286,830
      5,320   Gregg Cnty, TX Hlth Fac Dev
                 Corp Hosp Rev Good
                 Shepherd Med Ctr Proj Ser A         6.500     10/01/26           5,861,257
      2,000   Gregg Cnty, TX Hlth Fac Dev
                 Corp Hosp Rev Good
                 Shepherd Med Ctr Proj Ser A         6.500     10/01/29           2,199,340
      1,050   Gulf Coast Waste Disp Auth
                 Valero Energy Corp Proj
                 (AMT)                               5.700     04/01/32           1,083,936
      3,296   Harris Cnty, TX Hlth Fac Dev
                 Corp Rev St Lukes Episcopal
                 Hosp Ser A (b)                      5.625     02/15/17           3,544,870
      1,386   Harris Cnty, TX Hlth Fac Dev
                 Corp Rev St Lukes Episcopal
                 Hosp Ser A (b)                      5.625     02/15/18           1,490,029


              TEXAS (CONTINUED)
  $   6,338   Harris Cnty, TX Hlth Fac Dev
                 Corp Rev St Lukes Episcopal
                 Hosp Ser A (b)                             5.625     02/15/19        $ 6,815,403
      2,000   Harris Cnty, TX Hlth Fac Dev
                 Mem Hermann Hlthcare Ser A
                 (Prerefunded @ 6/01/11)                    6.375%    06/01/29          2,223,040
      1,150   HFDC Cent TX Inc Retirement
                 Ser A                                      5.500     02/15/27          1,193,757
      1,850   HFDC Cent TX Inc Retirement
                 Ser A                                      5.500     02/15/37          1,908,663
      3,100   HFDC Cent TX Inc Retirement
                 Ser A                                      5.625     11/01/26          3,226,914
      2,000   HFDC Cent TX Inc Retirement
                 Ser A                                      5.750     11/01/36          2,085,260
     10,095   Hidalgo Cnty, TX Hlth Svc
                 Mission Hosp Inc Proj                      6.875     08/15/26         10,432,981
        500   Houston, TX Hlth Fac Dev Corp
                 Buckingham Sr Living Cmnty
                 Ser A                                      7.000     02/15/23            562,045
      4,000   Houston, TX Hlth Fac Dev Corp
                 Buckingham Sr Living Cmnty
                 Ser A                                      7.125     02/15/34          4,494,600
      3,990   Houston, TX Indl Dev Corp Rev
                 Sr Air Cargo (AMT)                         6.375     01/01/23          4,292,163
     20,000   Houston, TX Util Sys Rev
                 Rfdg Ser A (MBIA Insd)
                 (b)                                        5.250     05/15/27         21,630,100
      2,500   Lubbock, TX Hlth Fac Dev Corp
                 First Mtg Carillon Proj Rfdg Ser
                 A                                          6.500     07/01/26          2,638,425
      5,000   Lubbock, TX Hlth Fac Dev Corp
                 Rev First Mtg Carillon Proj Rfdg
                 Ser A                                      6.625     07/01/36          5,292,650
      2,935   Lubbock, TX Hlth Fac Dev Corp
                 Rev First Mtg Carillon Proj Ser
                 A (Prerefunded @ 07/01/09)                 6.500     07/01/19          3,132,672

              TEXAS (CONTINUED)
   $  1,500   Lubbock, TX Hlth Fac Dev Corp
                 Rev First Mtg Carillon Proj Ser
                 A (Prerefunded @ 07/01/09)                   6.500%    07/01/29        $ 1,622,415
      8,670   Meadow Parc Dev Inc TX
                 Multi-Family Rev Hsg Meadow
                 Parc Apt Proj                                6.500     12/01/30          8,832,129
      1,000   Mesquite, TX Hlth Fac Dev Corp
                 Retirement Fac Christian Care
                 Ctr Ser A (Prerefunded @
                 02/15/10)                                    7.625     02/15/28          1,114,440
      1,000   Metropolitan Hlth Fac Dev Corp
                 TX Wilson N Jones Mem Hosp
                 Proj                                         6.625     01/01/11          1,023,810
      2,500   Metropolitan Hlth Fac Dev Corp
                 TX Wilson N Jones Mem Hosp
                 Proj                                         7.250     01/01/31          2,600,150
      2,000   Midlothian, TX Dev Auth Tax
                 (Acquired 12/02/04, Cost
                 $2,000,000) (g)                              6.200     11/15/29          2,148,780
      2,670   Midlothian, TX Dev Auth Tax
                 (Prerefunded @ 11/15/07)                     6.700     11/15/23          2,772,421
      2,000   Midlothian, TX Dev Auth Tax
                 (Prerefunded @ 5/15/11)                      7.875     11/15/26          2,329,340
      5,000   North Central, TX Hlth Fac Dev
                 Corp Hosp Rev Utd Regl
                 Hlthcare Sys Inc Proj                        5.500     09/01/28          5,298,150
      1,398   North Central, TX Hlth Fac Dev
                 Corp Rev Hlth Fac C C Young
                 Mem Proj                                     6.300     02/15/15          1,410,512
      2,250   North Central, TX Hlth Fac Dev
                 Corp Rev Hlth Fac C C Young
                 Mem Proj                                     6.375     02/15/20          2,274,503
      3,655   Orange, TX Hsg Dev Corp
                 Multi-Family Rev Hsg Vlg at
                 Pine Hallow                                  8.000     03/01/28          3,788,444

            TEXAS (CONTINUED)
   $  3,000 Richardson, TX Hosp Auth Rev
               Richardson Regl Impt & Rfdg                  6.000%    12/01/34       $  3,302,610
      2,000 Sabine River Auth TX Pollutn Ctl
               Rev TX Elec Proj Rfdg Ser A
               (AMT)                                        6.450     06/01/21          2,105,500
      2,000 San Antonio, TX Hsg Fin Corp
               Multi-Family Hsg Rev Beverly
               Oaks Apt Proj Ser A                          7.750     02/01/27          2,067,340
      1,800 San Antonio, TX Hsg Fin Corp
               Multi-Family Hsg Rev Marbach
               Manor Apt Proj Ser A (AMT)                   8.125     06/01/27          1,710,828
      1,250 Tarrant Cnty, TX Cultural Ed
               Northwest Sr Hsg Edgemere
               Proj Ser A                                   6.000     11/15/26          1,356,163
      2,000 Texas St Pub Fin Auth Sch
               Excellence Ed Proj Ser A
               (Acquired 12/02/04, Cost
               $1,986,049) (g)                              7.000     12/01/34          2,219,800
      1,000 Texas St Student Hsg Corp MSU
               Proj Midwestern St Univ                      6.500     09/01/22          1,089,970
      4,375 Texas St Student Hsg Corp MSU
               Proj Midwestern St Univ                      6.500     09/01/34          4,731,125
      6,200 Tomball, TX Hosp Auth Rev
               Hosp Tomball Regl Hosp                       6.000     07/01/29          6,455,006
      1,000 Tyler, TX Hlth Fac Dev Corp
               Mother Frances Hosp                          5.750     07/01/33          1,067,380
      8,300 University, TX Perm Univ Ser B (b)              5.000     07/01/23          8,871,704
     24,500 University, TX Perm Univ Ser B (b)              5.000     07/01/35         26,187,560
     10,000 University, TX Univ Rev Ser D (b)               5.000     08/15/29         10,574,450
     15,000 University, TX Univ Rev Ser D (b)               5.000     08/15/34         15,861,675
      7,770 Wichita Cnty, TX Hlth Fac Rolling
               Meadows Fac Rfdg Ser A                       6.250     01/01/28          8,028,275

              TEXAS (CONTINUED)
   $  4,500   Woodhill Pub Fac Corp TX
                 Hsg-Woodhill Apt Proj               7.500%       12/01/29      $  4,477,365
                                                                                 -----------
                                                                                 325,199,908
              UTAH   0.4%
      1,906   Eagle Mountain, UT Spl Assmt
                 Spl Impt Dist No 2000 1             8.250        02/01/21         1,920,810
        500   Hildale, UT Elec Rev Gas Turbine
                 Elec Fac Proj (a)(o)                  *          09/01/06           156,250
      1,000   Hildale, UT Elec Rev Gas Turbine
                 Elec Fac Proj (o)                     *          09/01/15           312,500
      9,510   Mountain Regl Wtr Spl Svc Dist
                 UT Spl Impt Dist No 2002-1          7.000        12/01/18         9,710,566
      4,285   South Jordan, UT Spl Assmt Spl
                 Impt Dist No 99-1                   6.875        11/01/17         4,312,552
      2,390   Utah St Hsg Fin Agy Rev RHA
                 Cmnty Svc Proj Ser A                6.875        07/01/27         2,448,005
                                                                                 -----------
                                                                                  18,860,683
                                                                                 -----------
              VERMONT 0.4%
      1,155   Vermont Econ Dev Auth Rev
                 Mtg Wake Robin Corp Proj Ser
                 B (Prerefunded @ 3/01/09)           6.750        03/01/24         1,237,155
      3,720   Vermont Econ Dev Auth Rev
                 Mtg Wake Robin Corp Proj Ser
                 B (Prerefunded @ 3/01/09)           6.750        03/01/29         3,984,604
      1,525   Vermont Ed & Hlth Bldg Fin Agy
                 Rev Bennington College
                 Proj (a)                            6.500        10/01/14         1,597,422
      4,130   Vermont Ed & Hlth Bldg Fin Agy
                 Rev Bennington College Proj         6.625        10/01/29         4,312,918
      1,290   Vermont Ed & Hlth Bldg Fin Agy
                 Rev Dev & Mental Hlth Ser A         6.375        06/15/22         1,379,913
      2,170   Vermont Ed & Hlth Bldg Fin Agy
                 Rev Dev & Mental Hlth Ser A         6.500        06/15/32         2,317,039

            VERMONT (CONTINUED)
   $    365 Vermont Ed & Hlth Bldg Fin Agy
               Rev VT Council Dev Mental
               Hlth Ser A                                   6.000%    12/15/09        $   378,870
      1,930 Vermont Ed & Hlth Bldg Fin Agy
               Rev VT Council Dev Mental
               Hlth Ser A                                   6.125     12/15/14          2,028,951
      1,325 Vermont Ed & Hlth Bldg Fin Agy
               Rev VT Council Dev Mental
               Hlth Ser A                                   6.250     12/15/19          1,396,484
                                                                                   --------------
                                                                                       18,633,356
                                                                                   --------------
            VIRGINIA 3.5%
      2,500 Albemarle Cnty, VA Indl Dev
               Auto Residential Care Fac Ser
               A                                            6.200     01/01/31          2,642,025
      2,000 Bedford Cnty, VA Indl Dev Auth
               Nekoosa Packaging Proj Rfdg
               (AMT)                                        6.300     12/01/25          2,076,880
      1,900 Bedford Cnty, VA Indl Dev Auth
               Nekoosa Packaging Proj Rfdg
               Ser A (AMT)                                  6.550     12/01/25          1,993,955
        749 Bell Creek Cmnty Dev Auth VA
               Spl Assmt Ser A                              6.750     03/01/22            761,755
      3,845 Bell Creek Cmnty Dev Auth VA
               Spl Assmt Ser B (a)                          7.000     03/01/32          4,252,647
     10,000 Broad Str Cmnty Dev Auth VA                     7.500     06/01/33         11,385,100
      1,463 Celebrate, VA North Cmnty Dev
               Auth Spl Assmt Rev Celebrate
               VA North Proj Ser B                          6.600     03/01/25          1,584,005
      8,000 Celebrate, VA North Cmnty Dev
               Auth Spl Assmt Rev Celebrate
               VA North Proj Ser B                          6.750     03/01/34          8,614,160
      5,000 Celebrate, VA South Cmnty Dev
               Celebrate VA South Proj                      6.250     03/01/37          5,207,700
      4,000 Chesterfield Cnty, VA Indl Dev
               Elec & Pwr Ser A                             5.875     06/01/17          4,304,680

              VIRGINIA (CONTINUED)
   $  2,455   Dulles Town Ctr Cmnty Dev
                 Auth Dulles Town Ctr Proj                      6.250%    03/01/26       $  2,545,933
      2,525   Fairfax Cnty, VA Redev & Hsg
                 Auth Multi-Family Hsg Rev                      7.600     10/01/36          2,632,590
      1,500   Farms New Kent, VA Cmnty
                 Dev Ser B                                      5.450     03/01/36          1,521,660
      1,500   Farms New Kent, VA Cmnty
                 Dev Ser C                                      5.800     03/01/36          1,519,125
      4,000   Henrico Cnty, VA Econ Dev
                 Auth Residential Care Fac Rev
                 Utd Methodist Rfdg Ser A                       6.500     06/01/22          4,302,720
      3,000   Henrico Cnty, VA Econ Dev
                 Auth Residential Care Fac Rev
                 Utd Methodist Rfdg Ser A                       6.700     06/01/27          3,225,810
      5,200   Isle Wight Cnty, VA Indl Dev
                 Auth Environment Impt Rev
                 Ser A (AMT)                                    5.700     11/01/27          5,519,384
      1,200   James City Cnty, VA Indl Dev
                 Auth Residential Care Fac Rev
                 First Mtg Williamsburg Rfdg
                 Ser A                                          6.000     03/01/23          1,282,836
      3,000   James City Cnty, VA Indl Dev
                 Auth Residential Care Fac Rev
                 First Mtg Williamsburg Rfdg
                 Ser A                                          6.125     03/01/32          3,190,350
        500   Norfolk, VA Redev & Hsg Auth
                 First Mtg Retirement Cmnty Ser
                 A                                              6.000     01/01/25            529,520
      1,950   Norfolk, VA Redev & Hsg Auth
                 First Mtg Retirement Cmnty Ser
                 A                                              6.125     01/01/35          2,067,527

              VIRGINIA (CONTINUED)
   $ 10,500   Peninsula Port Auth VA
                 Residential Care Fac Rev VA
                 Baptist Homes Ser A
                 (Prerefunded @ 12/01/13)                 7.375%    12/01/32       $ 12,756,345
      2,840   Prince William Cnty, VA Indl Dev
                 First Mtg Westminster Lake
                 Rfdg                                     5.125     01/01/26          2,953,344
      5,420   Richmond, VA Redev & Hsg
                 Auth Multi-Family Rev Rfdg
                 Ser A (a)                                7.500     12/15/21          5,422,873
      7,000   Roanoke Cnty, VA Indl Dev Auth
                 Glebe Inc Ser A                          6.300     07/01/35          7,165,900
      7,000   Tobacco Settlement Fin Corp VA (b)          5.625     06/01/37          7,482,860
      3,985   Virginia Gateway Cmnty Dev
                 Prince William Cnty                      6.375     03/01/30          4,384,536
      1,700   Virginia Small Business Fin Auth
                 Rev Indl Dev SIL Clean Wtr
                 Proj (AMT) (o)                           7.250     11/01/24          1,194,845
        365   Virginia Small Business Fin Indl
                 Dev SIL Clean Wtr Proj
                 (AMT) (o)                                7.250     11/01/09            256,756
     43,240   Virginia St Hsg Auth Dev Auth
                 Ser D1 (AMT) (b)                         4.900     01/01/33         44,372,023
                                                                                   ------------
                                                                                    157,149,844
                                                                                   ------------
              WASHINGTON 1.6%
      2,000   Kennewick, WA Pub Hosp Dist
                 Impt & Rfdg                              6.300     01/01/25          2,083,040
        600   King Cnty, WA Pub Hosp Dist No
                 004 Snoqualmie Vly Hosp                  7.000     12/01/11            631,236
        400   King Cnty, WA Pub Hosp Dist No
                 004 Snoqualmie Vly Hosp                  7.250     12/01/15            424,820
      7,315   Port Seattle, WA Rev Rfdg
                 (XLCA Insd)                              5.000     02/01/29          7,794,279
      2,000   Skagit Cnty, WA Pub Hosp Dist
                 Rfdg                                     6.000     12/01/18          2,185,780


              WASHINGTON (CONTINUED)
   $  1,000   Skagit Cnty, WA Pub Hosp Dist
                 Rfdg                                6.000%    12/01/23          $1,092,890
      2,385   Tobacco Settlement Auth WA
                 Tob Settlement Rev                  6.500     06/01/26           2,615,749
      8,315   Tobacco Settlement Auth WA
                 Tob Settlement Rev                  6.625     06/01/32           9,283,115
      3,000   Washington St Hsg Fin Comm
                 Nonprofit Rev Skyline at First
                 Hill Proj Ser A                     5.625     01/01/38           3,097,020
     17,340   Washington St Ser A (FSA Insd)  (b)    5.000     07/01/29          18,393,232
     10,320   Washington St Ser B (MBIA Insd) (b)    5.000     07/01/26          10,962,678
     11,630   Washington St Ser B (MBIA Insd) (b)    5.000     07/01/29          12,354,258
                                                                                -----------
                                                                                 70,918,097
                                                                                -----------
              WEST VIRGINIA 0.0%
      1,250   Randolph Cnty, WV Bldg Commn
                 Rev Crossover Elkins Regl Proj
                 Rfdg                                6.125     07/01/23           1,262,438
                                                                                -----------

              WISCONSIN 2.2%
      6,405   Badger Tob Asset Sec Corp WI           6.375     06/01/32           6,970,305
      4,180   Baldwin, WI Hosp Rev Mtg Ser A         6.375     12/01/28           4,200,189
      3,750   Hudson, WI Fac Hlthcare Rev
                 Christian Cmnty Home Inc Proj       6.500     04/01/33           3,824,812
      2,350   Milwaukee, WI Rev Sub Air
                 Cargo (AMT)                         7.500     01/01/25           2,595,246
      2,500   Waukesha, WI Redev Auth Hsg
                 Kirkland Crossings Proj Rfdg        5.600     07/01/41           2,582,975
      1,800   Wisconsin Hlth & Ed Fac
                 Eastcastle Pl Inc Proj              6.125     12/01/34           1,860,030
      6,000   Wisconsin St Hlth & Ed Fac Auth
                 Rev Aurora Hlthcare                 6.400     04/15/33           6,713,100

              WISCONSIN (CONTINUED)
   $  8,725   Wisconsin St Hlth & Ed Fac Auth
                 Rev Aurora Hlthcare Inc Ser
                 A                                             5.600%    02/15/29        $ 9,047,912
      4,750   Wisconsin St Hlth & Ed Fac Auth
                 Rev Clement Manor Rfdg                        5.750     08/15/24          4,825,715
      2,750   Wisconsin St Hlth & Ed Fac Auth
                 Rev New Castle Pl Proj Ser A                  7.000     12/01/31          2,885,960
      1,250   Wisconsin St Hlth & Ed Fac Auth
                 Rev Oakwood Vlg Proj Ser A                    7.625     08/15/30          1,361,975
      1,115   Wisconsin St Hlth & Ed Fac Auth
                 Rev Spl Term Middleton Glen
                 Inc Proj (a)                                  5.750     10/01/18          1,130,788
      2,485   Wisconsin St Hlth & Ed Fac Auth
                 Rev Spl Term Middleton Glen
                 Inc Proj                                      5.750     10/01/28          2,513,727
        335   Wisconsin St Hlth & Ed Fac Auth
                 Rev Spl Term Middleton Glen
                 Inc Proj (a)                                  5.900     10/01/28            340,558
      1,200   Wisconsin St Hlth & Ed Fac Auth
                 Rev Tomah Mem Hosp Inc
                 Proj                                          6.500     07/01/23          1,277,257
      1,000   Wisconsin St Hlth & Ed Fac Auth
                 Rev Tomah Mem Hosp Inc Proj
                 Ser B                                         6.625     07/01/28          1,063,850
      2,800   Wisconsin St Hlth & Ed Fac Auth
                 Rev Wheaton Franciscan Svc
                 Ser A                                         5.125     08/15/33          2,893,996
      2,000   Wisconsin St Hlth & Ed Fac
                 Beaver Dam Cmnty Hosp Inc
                 Ser A                                         6.500     08/15/24          2,072,440
      2,000   Wisconsin St Hlth & Ed Fac
                 Beaver Dam Cmnty Hosp Inc
                 Ser A                                         6.500     08/15/26          2,194,060



              WISCONSIN (CONTINUED)
   $  1,000   Wisconsin St Hlth & Ed Fac
                 Beaver Dam Cmnty Hosp Inc
                 Ser A                                     6.750%    08/15/34        $ 1,099,450
        250   Wisconsin St Hlth & Ed Fac
                 Blood Ctr Southeastern Proj               5.500     06/01/24            268,518
        750   Wisconsin St Hlth & Ed Fac
                 Blood Ctr Southeastern Proj               5.750     06/01/34            819,330
      1,135   Wisconsin St Hlth & Ed Fac
                 Cmnty Mem Hosp Inc Proj                   7.125     01/15/22          1,235,595
      2,355   Wisconsin St Hlth & Ed Fac
                 Cmnty Mem Hosp Inc Proj                   7.250     01/15/33          2,572,272
      2,380   Wisconsin St Hlth & Ed Fac
                 Divine Savior Hlthcare Ser C
                 (Prerefunded @ 5/01/12)                   7.500     05/01/32          2,757,896
      7,000   Wisconsin St Hlth & Ed Fac
                 Auth Rev Ministry Hlthcare
                 Ser A (MBIA Insd) (b)                     5.250     02/15/32          7,594,160
        330   Wisconsin St Hlth & Ed Fac
                 Froedert & Cmnty                          5.375     10/01/30            351,886
      2,000   Wisconsin St Hlth & Ed Fac
                 Hess Mem Hosp Assn (ACA
                 Insd)                                     7.875     11/01/22          2,025,220
      3,000   Wisconsin St Hlth & Ed Fac
                 Hlthcare Dev Inc Proj
                 (Prerefunded @ 11/15/09)                  6.250     11/15/28          3,223,980
      2,000   Wisconsin St Hlth & Ed Fac
                 Oakwood Village Proj Ser A
                 (Prerefunded @ 8/15/10)                   7.000     08/15/19          2,217,560
      2,250   Wisconsin St Hlth & Ed Fac
                 Southwest Hlth Ctr A                      6.250     04/01/34          2,395,778
      3,885   Wisconsin St Hlth & Ed Fac
                 Synergy Hlth Inc                          6.000     11/15/23          4,272,762
      5,800   Wisconsin St Hlth & Ed Fac
                 Synergy Hlth Inc                          6.000     11/15/32          6,341,372

            WISCONSIN (CONTINUED)
   $  2,750 Wisconsin St Hlth & Ed Fac Utd
               Lutheran Pgm for the Aging          5.700%    03/01/28                    $    2,780,580
                                                                                          -------------
                                                                                            100,311,253
                                                                                          -------------
            WYOMING 0.1%
      2,100 Teton Cnty, WY Hosp Dist Hosp
               Rst Johns Med Ctr                   6.750     12/01/22                         2,255,883
                                                                                          -------------

            PUERTO RICO   1.1%
      5,000 Puerto Rico Comwlth Hwy &
               Transn Auth Hwy Rev Rfdg
               Ser CC (k)                            *       07/01/27                         2,043,300
      7,000 Puerto Rico Comwlth Hwy &
               Transn Auth Hwy Rev Ser K
               (Prerefunded @ 7/01/15)             5.000     07/01/45                         7,634,550
      4,000 Puerto Rico Comwlth Hwy &
               Transn Auth Hwy Rev Ser
               M (k)                               5.000     07/01/46                         4,239,800
     13,100 Puerto Rico Comwlth
               Infrastrucure Ser B                 5.000     07/01/41                        13,778,580
     15,000 Puerto Rico Comwlth
               Infrastrucure Ser B                 5.000     07/01/46                        15,828,300
      5,000 Puerto Rico Indl Tourist Ed &
               Trans Mem Mennonite Gen
               Hosp Proj Ser A                     6.500     07/01/26                         5,015,950
                                                                                          -------------
                                                                                             48,540,480
                                                                                          -------------
  TOTAL INVESTMENTS   116.1%
    (Cost $4,948,937,612)                                                                 5,257,297,190

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
SECURITIES HELD   (16.9%)
    (Cost ($763,895,000))
       (763,895) Notes with interest rates ranging from 3.67% to 3.81% at
                February 28, 2007 and contractual maturities of collateral ranging from 2017 to 2045 (m)......................................(763,895,000)
                                                                                          -------------

TOTAL NET INVESTMENTS   99.2%
(Cost $4,185,042,612).....................................................................4,493,402,190


  OTHER ASSETS IN EXCESS OF LIABILITIES   0.8%                                            37,458,550
                                                                                   -----------------

  NET ASSETS   100.0%                                                              $   4,530,860,740
                                                                                   -----------------


  Percentages are calculated as a percentage of net assets.

  *   Zero coupon bond

  (a) The Fund owns 100% of the outstanding bond issuance.
  (b) Underlying security related to Inverse Floater entered into by the Fund
  (c) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.
  (d) This borrower has filed for protection in federal bankruptcy court.
  (e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
  (f) Variable Rate Coupon
  (g) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.9% of net assets.
  (h) Inverse Floating Rate
  (i) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
  (j) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
  (k) Security purchased on a when-issued or delayed delivery basis.
  (l) Escrowed to Maturity
  (m) All or a portion of this security has been physically segregated in connection with open futures contracts.
  (n) Floating Rate Coupon
  (o) Non-income producing security


  ACA - American Capital Access
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  CA MTG - California Mortgage Insurance
  FGIC - Financial Guaranty Insurance Co.
  FHA - Federal Housing Administration
  FSA - Financial Security Assurance Inc.
  GNMA - Government National Mortgage Association
  GTY AGMT - Guarantee Agreement

  LOC - Letter of Credit
  MBIA - Municipal Bond Investors Assurance Corp.
  XLCA - XL Capital Assurance Inc.

  FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                                                 UNREALIZED
                                                                              APPRECIATION/
                                                       CONTRACTS               DEPRECIATION
  SHORT CONTRACTS:
  U.S. Treasury Bonds Futures, June 2007 (Current
     Notional Value of $112,938 per contract)                     6,020       $  (17,466,049)
                                                       ----------------       ---------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007